A MESSAGE TO PRINCIPAL VARIABLE LIFE AND VARIABLE ANNUITY CONTRACT OWNERS


Dear Contract Owner:

During the first half of 1998, continued low inflation, low interest rates, modest economic growth and good corporate earnings created strong U.S. stock prices and stable bond returns. Through June 30, 1998, the Dow Jones Industrial Average returned 14.1%, while the Standard & Poor's 500 Composite Index increased 17.7%. International markets did experience some difficulties, but as fears of financial collapse in Asia subsided many rebounded nicely. As always, we remind investors that past performance does not guarantee future results.

We maintain our practice of bringing new products and services to the public on a regular basis. Earlier this year, several new accounts (investment options) were added to the Principal Variable Contracts Fund. However, not all accounts are available in every contract or every state. Please check your prospectus for more complete information on the investment options available to you.

Principal Life Insurance Company has more exciting projects in the works. We thank you for helping us enjoy another good year and look forward to serving all your future investment needs.




     CONTENTS

                                                                        Page
     Financial Statements and Highlights
         Statements of Assets and Liabilities........................    2
         Statements of Operations ...................................    6
         Statements of Changes in Net Assets.........................   10
         Notes to Financial Statements...............................   18
         Schedules of Investments
              Aggressive Growth Account..............................   28
              Asset Allocation Account...............................   29
              Balanced Account.......................................   34
              Bond Account...........................................   38
              Capital Value Account..................................   40
              Government Securities Account..........................   42
              Growth Account.........................................   43
              High Yield Account.....................................   45
              International Account..................................   47
              International SmallCap Account.........................   50
              MicroCap Account.......................................   52
              MidCap Account.........................................   53
              MidCap Growth Account..................................   55
              Money Market Account...................................   58
              Real Estate Account....................................   60
              SmallCap Account.......................................   60
              SmallCap Growth Account................................   62
              SmallCap Value Account.................................   64
              Utilities Account......................................   67
         Financial Highlights........................................   70





June 30, 1998

STATEMENTS OF ASSETS AND LIABILITIES
(unaudited)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                             Aggressive            Asset
                                                               Growth           Allocation          Balanced             Bond
                                                               Account            Account            Account            Account


Investment in securities -- at cost...................      $167,143,733        $71,070,074        $153,710,287       $88,444,252



Assets
Investment in securities -- at value (Note 4).........      $195,927,502        $77,369,186        $172,687,803       $92,714,185
Cash .................................................        13,967,338          7,634,870               2,002             2,000
Receivables:
     Dividends and interest...........................           190,825            602,345           1,265,582         1,806,642
     Investment securities sold.......................         1,076,570            218,343            --                 --
     Capital Stock sold...............................           271,568              1,953             113,102           401,431

                                          Total Assets       211,433,803         85,826,697         174,068,489        94,924,258

Liabilities
Accrued expenses......................................           128,074             61,154              81,347            38,657
Payables:
     Investment securities purchased..................         8,015,104            472,379           3,199,969           542,770
     Capital Stock reacquired.........................           --                  15,263               2,709               194


                                     Total Liabilities         8,143,178            548,796           3,284,025           581,621


Net Assets Applicable to Outstanding Shares    .......      $203,290,625        $85,277,901        $170,784,464       $94,342,637



Net Assets Consist of:
Capital Stock.........................................      $    109,841        $    67,508        $    103,378       $    76,713
Additional paid-in capital............................       160,084,667         73,723,584         145,610,793        86,950,029
Accumulated undistributed net investment income.......           237,910          1,056,208           2,543,762         2,851,030
Accumulated undistributed net realized
     gain (loss) from:
     Investment transactions .........................        14,074,438          4,131,489           3,549,015           194,932
     Foreign currency transactions....................           --                  --                --                --
Net unrealized appreciation (depreciation)
     of investments...................................        28,783,769          6,299,112          18,977,516         4,269,933
Net unrealized appreciation (depreciation) on
     translation of assets and liabilities in
     foreign currencies...............................           --                  --                --                --


                                      Total Net Assets      $203,290,625        $85,277,901        $170,784,464       $94,342,637


Capital Stock (par value: $.01  a share)

Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................        10,984,096          6,750,844          10,337,762         7,671,317

Net Asset Value Per Share   ..........................            $18.51             $12.63              $16.52            $12.30


                                                                         Capital          Government
                                                                          Value           Securities           Growth
                                                                         Account            Account            Account


Investment in securities -- at cost...................                 $254,906,818       $110,896,268       $178,106,708



Assets
Investment in securities -- at value (Note 4).........                 $353,745,094       $115,408,423       $246,308,805
Cash .................................................                        2,001              2,387              2,001
Receivables:
     Dividends and interest...........................                      364,050            948,621            137,132
     Investment securities sold.......................                      --                --                  --
     Capital Stock sold...............................                      147,141            165,594            232,896

                                          Total Assets                  354,258,286        116,525,025        246,680,834

Liabilities
Accrued expenses......................................                      127,430             47,858             87,201
Payables:
     Investment securities purchased..................                      --               1,941,406         23,206,880
     Capital Stock reacquired.........................                       15,054                916            --


                                     Total Liabilities                      142,484          1,990,180         23,294,081


Net Assets Applicable to Outstanding Shares    .......                 $354,115,802       $114,534,845       $223,386,753



Net Assets Consist of:
Capital Stock.........................................                  $    91,926       $    102,879       $    110,804
Additional paid-in capital............................                  244,534,680        107,062,275        152,214,431
Accumulated undistributed net investment income.......                    3,251,018          3,229,176          1,353,905
Accumulated undistributed net realized
     gain (loss) from:
     Investment transactions .........................                    7,399,902           (371,640)         1,505,516
     Foreign currency transactions....................                      --                --                  --
Net unrealized appreciation (depreciation)
     of investments...................................                   98,838,276          4,512,155         68,202,097
Net unrealized appreciation (depreciation) on
     translation of assets and liabilities in
     foreign currencies...............................                      --                --                  --


                                      Total Net Assets                 $354,115,802       $114,534,845       $223,386,753


Capital Stock (par value: $.01  a share)

Shares authorized.....................................                  100,000,000        100,000,000        100,000,000
Shares issued and outstanding.........................                    9,192,627         10,287,870         11,080,400

Net Asset Value Per Share   ..........................                       $38.52             $11.13             $20.16


                                                               High                              International
                                                               Yield          International        SmallCap           MicroCap
                                                              Account            Account            Account            Account


Investment in securities -- at cost...................      $15,130,838        $122,686,531       $11,130,025         $3,427,159



Assets
Investment in securities -- at value (Note 4).........      $15,145,825        $151,407,758       $11,105,654         $3,203,894
Cash .................................................          153,221              19,352            10,791          2,185,210
Receivables:
     Dividends and interest...........................          360,037             373,629            16,070              9,035
     Investment securities sold.......................          --                 --                 372,195              1,795
     Capital Stock sold...............................              120             144,870            23,396             10,418

                                          Total Assets       15,659,203         151,945,609        11,528,106          5,410,352

Liabilities
Accrued expenses......................................            6,796             130,727            20,089              2,897
Payables:
     Investment securities purchased..................          506,250            --                 517,239              9,584
     Capital Stock reacquired.........................          --                 --                 --                 --


                                     Total Liabilities          513,046             130,727           537,328             12,481


Net Assets Applicable to Outstanding Shares    .......      $15,146,157        $151,814,882       $10,990,778         $5,397,871



Net Assets Consist of:
Capital Stock.........................................      $    16,483        $     96,206       $    11,167         $    5,591
Additional paid-in capital............................       14,923,463         119,760,783        11,130,511          5,573,410
Accumulated undistributed net investment income.......          630,254           1,786,178            33,226             21,664
Accumulated undistributed net realized
     gain (loss) from:
     Investment transactions .........................         (439,030)          1,492,482          (158,686)            20,471
     Foreign currency transactions....................          --                  (47,627)             (940)           --
Net unrealized appreciation (depreciation)
     of investments...................................           14,987          28,721,226           (24,371)         (223,265)
Net unrealized appreciation (depreciation) on
     translation of assets and liabilities in
     foreign currencies...............................          --                    5,634              (129)           --


                                      Total Net Assets      $15,146,157        $151,814,882       $10,990,778         $5,397,871


Capital Stock (par value: $.01  a share)

Shares authorized.....................................      100,000,000         100,000,000       100,000,000         100,000,000
Shares issued and outstanding.........................        1,648,274           9,620,612         1,116,660            559,095

Net Asset Value Per Share   ..........................            $9.19              $15.78             $9.84              $9.65



See accompanying notes.

June 30, 1998

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
(unaudited)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                                                   MidCap              Money              Real
                                                               MidCap              Growth             Market             Estate
                                                               Account             Account            Account            Account


Investment in securities -- at cost...................       $196,325,579         $5,264,730        $57,332,464        $12,620,712



Assets
Investment in securities -- at value (Note 4).........        268,538,417          5,038,064         57,332,464         12,635,936
Cash ..........................................                   141,625            259,072              3,645              3,321
Receivables:
     Dividends and interest...........................            104,182              3,058            171,473             18,785
     Investment securities sold.......................            --                 384,826             --                --
     Capital Stock sold...............................            229,554             32,874             56,779              9,592

                                          Total Assets        269,013,778          5,717,894         57,564,361         12,667,634

Liabilities
Accrued expenses......................................            134,939              6,659             29,624             11,707
Payables:
     Investment securities purchased..................            --                 399,968            103,037          1,955,620
     Capital Stock reacquired.........................             11,913            --                 352,709             --
Indebtedness (Note 6).................................            --                 --                  --                 --

                                     Total Liabilities            146,852            406,627            485,370          1,967,327


Net Assets Applicable to Outstanding Shares    .......       $268,866,926         $5,311,267        $57,078,991        $10,700,307




Net Assets Consist of:
Capital Stock.........................................       $     69,067         $    5,591        $   570,790        $    10,589
Additional paid-in capital............................        188,649,179          5,559,145         56,508,201         10,579,306
Accumulated undistributed net investment income
     (operating loss).................................            744,933              1,282             --                 95,188
Accumulated undistributed net realized
     gain (loss) on investment transactions...........          7,190,909            (28,085)            --                --
Net unrealized appreciation (depreciation)
     of investments...................................         72,212,838           (226,666)            --                 15,224

                                      Total Net Assets       $268,866,926         $5,311,267        $57,078,991        $10,700,307




Capital Stock (par value: $.01  a share)

Shares authorized.....................................        100,000,000        100,000,000        500,000,000        100,000,000
Shares issued and outstanding.........................          6,906,694            559,117         57,078,991          1,058,908

Net Asset Value Per Share   ..........................             $38.93              $9.50             $1.000             $10.11



                                                                                   SmallCap           SmallCap
                                                                SmallCap            Growth              Value            Utilities
                                                                 Account            Account            Account            Account


Investment in securities -- at cost...................         $10,874,978         $5,547,720         $5,082,647        $11,186,578



Assets
Investment in securities -- at value (Note 4).........           9,705,878          5,655,847          4,776,985         10,779,660
Cash ..........................................                      2,152              1,851            309,940             40,318
Receivables:
     Dividends and interest...........................               2,746              1,255              9,219             26,293
     Investment securities sold.......................              --                 51,984             13,700            --
     Capital Stock sold...............................              39,871             26,042              7,600             13,361

                                          Total Assets           9,750,647          5,736,979          5,117,444         10,859,632

Liabilities
Accrued expenses......................................               7,302              2,749              8,991              3,637
Payables:
     Investment securities purchased..................             --                 128,136             16,562            --
     Capital Stock reacquired.........................             --                  --                --                 --
Indebtedness (Note 6).................................             --                  80,000            --                 --

                                     Total Liabilities               7,302            210,885             25,553              3,637


Net Assets Applicable to Outstanding Shares    .......         $ 9,743,345         $5,526,094         $5,091,891        $10,855,995




Net Assets Consist of:
Capital Stock.........................................         $    10,879         $    5,656         $    5,477        $    11,226
Additional paid-in capital............................          10,818,650          5,591,742          5,434,267         11,166,409
Accumulated undistributed net investment income
     (operating loss).................................               3,780             (6,339)             6,625             83,913
Accumulated undistributed net realized
     gain (loss) on investment transactions...........              79,136           (173,092)           (48,816)             1,365
Net unrealized appreciation (depreciation)
     of investments...................................          (1,169,100)           108,127           (305,662)         (406,918)

                                      Total Net Assets         $ 9,743,345         $5,526,094         $5,091,891        $10,855,995




Capital Stock (par value: $.01  a share)

Shares authorized.....................................         100,000,000         100,000,000        100,000,000       100,000,000
Shares issued and outstanding.........................           1,087,931            565,594            547,684          1,122,614

Net Asset Value Per Share   ..........................               $8.96              $9.77              $9.30              $9.67


Six Months Ended June 30, 1998, Except as Noted

STATEMENTS OF OPERATIONS
(unaudited)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                             Aggressive             Asset
                                                               Growth            Allocation          Balanced             Bond
                                                               Account             Account            Account            Account

Net Investment Income
Income
   Dividends..........................................       $   796,598         $  602,041        $   814,916        $   --
   Withholding tax on foreign dividends...............           --                  --                --                 --
   Interest...........................................           130,380            810,906          2,153,819          3,073,019

                                          Total Income           926,978          1,412,947          2,968,735          3,073,019

Expenses:
   Management and investment advisory fees (Note 3)...           678,889            323,556            440,196            216,528
   Custodian fees.....................................             6,917             27,737              2,686              1,165
   Directors' fees....................................             3,830              3,894              3,880              3,942
   Other..............................................           --                   1,693                773                545

                                        Total Expenses           689,636            356,880            447,535            222,180

                                 Net Investment Income           237,342          1,056,067          2,521,200          2,850,839



Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions............................        14,073,864          4,131,131          3,548,573            402,588
   Foreign currency transactions......................           --                  --                --                 --
Change in unrealized appreciation/depreciation of:
   Investments .......................................         9,651,760            246,691          5,352,795            591,554
   Translation of assets and liabilities in
     foreign currencies...............................           --                  --                --                 --

               Net Realized and Unrealized Gain (Loss)
                 on Investments and Foreign Currencies        23,725,624          4,377,822          8,901,368            994,142

               Net Increase (Decrease) in Net Assets
                             Resulting from Operations       $23,962,966         $5,433,889        $11,422,568        $ 3,844,981

(a)Period from April 16, 1998 (date operations commenced) through June 30,1998.
(b)Period from April 9, 1998 (date operations commenced) through June 30, 1998.

                                                                 Capital          Government                              High
                                                                  Value           Securities          Growth              Yield
                                                                 Account            Account           Account            Account

Net Investment Income
Income
   Dividends..........................................       $ 3,664,351         $    --            $   898,098        $     --
   Withholding tax on foreign dividends...............            --                  --                  --                 --
   Interest...........................................           302,410          3,493,282             924,825           680,236

                                          Total Income         3,966,761          3,493,282           1,822,923           680,236

Expenses:
   Management and investment advisory fees (Note 3)...           707,856            257,726             463,470            44,631
   Custodian fees.....................................             1,796              2,441               2,559             1,150
   Directors' fees....................................             3,905              3,960               3,886             3,905
   Other..............................................             1,894                307               2,267               329

                                        Total Expenses           715,451            264,434             472,182            50,015

                                 Net Investment Income         3,251,310          3,228,848           1,350,741           630,221



Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions............................         7,399,643            --                1,568,676           290,868
   Foreign currency transactions......................            --                --                  --                 --
Change in unrealized appreciation/depreciation of:
   Investments .......................................        23,905,690            793,877          27,366,395          (419,427)
   Translation of assets and liabilities in
     foreign currencies...............................            --                --                  --                 --

               Net Realized and Unrealized Gain (Loss)
                 on Investments and Foreign Currencies        31,305,333            793,877          28,935,071          (128,559)

               Net Increase (Decrease) in Net Assets
                             Resulting from Operations       $34,556,643         $4,022,725         $30,285,812        $  501,662

(a)Period from April 16, 1998 (date operations commenced) through June 30,1998.
(b)Period from April 9, 1998 (date operations commenced) through June 30, 1998.

                                                                                 International
                                                             International         SmallCap           MicroCap
                                                               Account             Account(a)        Account(b)

Net Investment Income
Income
   Dividends..........................................       $ 2,245,668         $  48,194         $    2,833
   Withholding tax on foreign dividends...............          (277,283)           (3,221)             --
   Interest...........................................           305,893            20,521             31,941

                                          Total Income         2,274,278            65,494             34,774

Expenses:
   Management and investment advisory fees (Note 3)...           517,429            25,363             11,496
   Custodian fees.....................................            27,875             6,080                728
   Directors' fees....................................             3,902               812                878
   Other..............................................               861                13                  8

                                        Total Expenses           550,067            32,268             13,110

                                 Net Investment Income         1,724,211            33,226             21,664

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions............................         1,700,951          (158,686)            20,471
   Foreign currency transactions......................          (47,627)             (940)             --
Change in unrealized appreciation/depreciation of:
   Investments .......................................        13,918,650           (24,371)          (223,265)
   Translation of assets and liabilities in
     foreign currencies...............................            6,387              (129)             --

               Net Realized and Unrealized Gain (Loss)
                 on Investments and Foreign Currencies        15,578,361          (184,126)          (202,794)

               Net Increase (Decrease) in Net Assets
                             Resulting from Operations       $17,302,572         $(150,900)        $ (181,130)

(a)Period from April 16, 1998 (date operations commenced) through June 30,1998.
(b)Period from April 9, 1998 (date operations commenced) through June 30, 1998.


Six Months Ended June 30, 1998, Except as Noted



                                                                                   MidCap              Money              Real
                                                               MidCap              Growth             Market             Estate
                                                               Account           Account(a)           Account           Account(a)

Net Investment Income
Income:
     Dividends..........................................     $    745,034        $   6,572          $   --              $  21,685
     Interest...........................................          773,167            6,064            1,543,461            91,662

                                           Total Income         1,518,201           12,636            1,543,461           113,347

Expenses:
     Management and investment advisory fees (Note 3)...          766,728            8,418              136,237            17,121
     Custodian fees.....................................            2,022            2,159                4,774               270
     Directors' fees....................................            3,906              769                3,789               761
     Other..............................................            1,043                8                  841                 7

                                         Total Expenses           773,699           11,354              145,641            18,159

                 Net Investment Income (operating loss)           744,502            1,282            1,397,820            95,188

Net Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss) from investment transactions...        7,191,700          (28,085)             --                  --
Change in unrealized appreciation/depreciation
     of investments ....................................       14,354,699         (226,666)             --                 15,224

                            Net Realized and Unrealized
                             Gain (Loss) on Investments        21,546,399         (254,751)             --                 15,224

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations       $22,290,901        $(253,469)          $1,397,820          $110,412


(a) Period from April 23, 1998 (date operations commenced) through June 30, 1998.
(b) Period from April 9, 1998 (date operations commenced) through June 30, 1998.
(c) Period from April 2, 1998 (date operations commenced) through June 30, 1998.
(d) Period from April 16, 1998 (date operations commenced) through June 30, 1998.

                                                                                   SmallCap           SmallCap
                                                                SmallCap            Growth              Value            Utilities
                                                               Account(b)         Account(c)         Account(d)         Account(c)

Net Investment Income
Income:
     Dividends..........................................     $    10,026         $    242           $  17,576           $  88,800
     Interest...........................................          13,996            7,039               5,218              11,134

                                           Total Income           24,022            7,281              22,794              99,934

Expenses:
     Management and investment advisory fees (Note 3)...          18,988           11,888              11,003              14,508
     Custodian fees.....................................             368              792               4,343                 572
     Directors' fees....................................             875              919                 816                 928
     Other..............................................              11               21                   7                  13

                                         Total Expenses           20,242           13,620              16,169              16,021

                 Net Investment Income (operating loss)            3,780           (6,339)              6,625              83,913

Net Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss) from investment transactions...          79,136         (173,092)            (48,816)              1,365
Change in unrealized appreciation/depreciation
     of investments ....................................      (1,169,100)         108,127            (305,662)           (406,918)

                            Net Realized and Unrealized
                             Gain (Loss) on Investments       (1,089,964)         (64,965)           (354,478)           (405,553)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $(1,086,184)        $(71,304)          $(347,853)          $(321,640)


(a) Period from April 23, 1998 (date operations commenced) through June 30, 1998.
(b) Period from April 9, 1998 (date operations commenced) through June 30, 1998.
(c) Period from April 2, 1998 (date operations commenced) through June 30, 1998.
(d) Period from April 16, 1998 (date operations commenced) through June 30, 1998.

STATEMENTS  OF  CHANGES IN NET ASSETS
(unaudited)


                                                                     Aggressive Growth                    Asset Allocation
                                                                          Account                              Account

                                                                 Six Months        Year               Six Months        Year
                                                                    Ended          Ended                 Ended          Ended
                                                                  June 30,     December 31,            June 30,     December 31,
                                                                    1998           1997                  1998           1997
Operations
Net investment income..................................         $    237,342   $    334,315          $  1,056,067   $  1,806,929
Net realized gain (loss) from investment transactions..           14,073,864     18,939,200             4,131,131      7,276,506
Change in unrealized appreciation/depreciation
     of investments....................................            9,651,760     11,334,210               246,691      2,460,767

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           23,962,966     30,607,725             5,433,889     11,544,202

Dividends and Distributions to Shareholders
From net investment income.............................              (10,291)      (323,456)              (26,309)    (1,780,479)
From net realized gain on investments..................           (2,705,769)   (19,132,644)             (945,178)    (7,456,569)

                      Total Dividends and Distributions           (2,716,060)   (19,456,100)             (971,487)    (9,237,048)

Capital Share Transactions (Note 5)
Shares sold............................................           38,075,777     52,190,051             8,939,905     13,556,305
Shares issued in reinvestment of dividends
     and distributions.................................            2,694,091     18,759,779               627,185      5,515,569
Shares redeemed........................................           (7,908,152)   (23,025,001)           (5,556,035)    (6,205,722)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           32,861,716     47,924,829             4,011,055     12,866,152

                             Total Increase (Decrease)            54,108,622     59,076,454             8,473,457     15,173,306

Net Assets
Beginning of period....................................          149,182,003     90,105,549            76,804,444     61,631,138

End of period (including undistributed net
     investment income as set forth below).............         $203,290,625   $149,182,003           $85,277,901    $76,804,444

Undistributed Net Investment Income     ...............         $    237,910   $     10,859          $  1,056,208    $    26,450


                                                                       Balanced                                     Bond
                                                                        Account                                    Account

                                                                 Six Months        Year                 Six Months       Year
                                                                   Ended          Ended                   Ended          Ended
                                                                  June 30,      December 31,             June 30,     December 31,
                                                                   1998            1997                    1998          1997
Operations
Net investment income..................................         $  2,521,200   $  3,652,948           $ 2,850,839      $ 4,921,450
Net realized gain (loss) from investment transactions..            3,548,573      9,950,708               402,588           63,897
Change in unrealized appreciation/depreciation
     of investments....................................            5,352,795      4,838,411               591,554        2,497,226

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           11,422,568     18,442,067             3,844,981        7,482,573

Dividends and Distributions to Shareholders
From net investment income.............................              (73,381)    (3,557,005)              (52,032)      (4,869,227)
From net realized gain on investments..................           (1,797,839)    (8,195,329)               --               --

                      Total Dividends and Distributions           (1,871,220)   (11,752,334)              (52,032)      (4,869,227)

Capital Share Transactions (Note 5)
Shares sold............................................           33,500,650     43,172,395            16,608,489       21,482,406
Shares issued in reinvestment of dividends
     and distributions.................................            1,857,113     11,645,810                48,505        4,476,033
Shares redeemed........................................           (7,951,754)   (20,838,500)           (8,027,974)     (10,037,678)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions           27,406,009     33,979,705             8,629,020       15,920,761

                             Total Increase (Decrease)            36,957,357     40,669,438            12,421,969       18,534,107

Net Assets
Beginning of period....................................          133,827,107     93,157,669            81,920,668       63,386,561

End of period (including undistributed net
     investment income as set forth below).............         $170,784,464   $133,827,107           $94,342,637      $81,920,668

Undistributed Net Investment Income     ...............         $  2,543,762   $     95,943           $ 2,851,030      $    52,223


                                                                            Capital Value
                                                                               Account

                                                                    Six Months         Year
                                                                       Ended           Ended
                                                                      June 30,       December 31,
                                                                        1998           1997
Operations
Net investment income..................................           $  3,251,310     $  5,195,057
Net realized gain (loss) from investment transactions..              7,399,643       13,829,214
Change in unrealized appreciation/depreciation
     of investments....................................             23,905,690       42,661,757

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations             34,556,643       61,686,028

Dividends and Distributions to Shareholders
From net investment income.............................                (76,950)      (5,118,399)
From net realized gain on investments..................               (910,354)     (20,307,620)

                      Total Dividends and Distributions               (987,304)     (25,426,019)

Capital Share Transactions (Note 5)
Shares sold............................................             41,586,432       72,054,366
Shares issued in reinvestment of dividends
     and distributions.................................                982,387       25,282,153
Shares redeemed........................................             (7,253,565)     (53,383,847)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions             35,315,254       43,952,672

                             Total Increase (Decrease)              68,884,593       80,212,681

Net Assets
Beginning of period....................................            285,231,209      205,018,528

End of period (including undistributed net
     investment income as set forth below).............           $354,115,802     $285,231,209

Undistributed Net Investment Income     ...............           $  3,251,018     $     76,658

                                                                     Government Securities                       Growth
                                                                            Account                              Account

                                                                  Six Months        Year               Six Months        Year
                                                                     Ended          Ended                 Ended          Ended
                                                                   June 30,      December 31,           June 30,     December 31,
                                                                     1998           1997                  1998           1997
Operations
Net investment income..................................           $  3,228,848   $ 5,437,912          $  1,350,741    $  1,787,589
Net realized gain (loss) from:
     Investment transactions...........................                --            245,732             1,568,676         952,935
     Foreign currency transactions.....................                --             --                    --             --
Change in unrealized appreciation/depreciation of
     investments and translation of assets and
     liabilities in foreign currencies.................                793,877     2,856,039            27,366,395      28,003,238

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations              4,022,725     8,539,683            30,285,812      30,743,762

Dividends and Distributions to Shareholders
From net investment income.............................                (53,607)   (5,429,722)               --          (1,784,426)
From net realized gain on investments and foreign
     currency transactions.............................                --             --                   (10,033)       (955,318)
Excess distribution of net realized gain on
      investments......................................                --             --                    --             (50,744)

                      Total Dividends and Distributions                (53,607)   (5,429,722)              (10,033)     (2,790,488)

Capital Share Transactions (Note 5)
Shares sold............................................             21,073,039    14,071,280            31,369,513      40,230,411
Shares issued in reinvestment of dividends
     and distributions.................................                 53,059     5,369,352                 9,953       2,766,751
Shares redeemed........................................             (4,882,831)  (13,327,991)           (6,428,885)     (2,401,953)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions             16,243,267     6,112,641            24,950,581      40,595,209

                             Total Increase (Decrease)              20,212,385     9,222,602            55,226,360      68,548,483

Net Assets Beginning of period.........................             94,322,460    85,099,858           168,160,393      99,611,910

End of period (including undistributed net
     investment income as set forth below).............           $114,534,845   $94,322,460          $223,386,753    $168,160,393

Undistributed Net Investment Income     ...............           $  3,229,176   $    53,935          $  1,353,905    $      3,164


                                                                   High Yield                                International
                                                                     Account                                    Account

                                                               Six Months        Year                   Six Months        Year
                                                                  Ended          Ended                     Ended          Ended
                                                                June 30,      December 31,                June 30,     December 31,
                                                                  1998           1997                      1998           1997
Operations
Net investment income..................................      $   630,221    $  1,244,723               $  1,724,211   $  1,990,607
Net realized gain (loss) from:
     Investment transactions...........................          290,868        265,486                   1,653,324      3,794,896
     Foreign currency transactions.....................          --              --                         --             (46,872)
Change in unrealized appreciation/depreciation of
     investments and translation of assets and
     liabilities in foreign currencies.................         (419,427)       (25,873)                 13,925,037      3,039,056

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations          501,662      1,484,336                  17,302,572      8,777,687

Dividends and Distributions to Shareholders
From net investment income.............................          (13,293)    (1,242,776)                    --          (1,943,735)
From net realized gain on investments and foreign
     currency transactions.............................          --              --                        (304,850)    (3,888,380)
Excess distribution of net realized gain on
      investments......................................          --              --                         --             --

                      Total Dividends and Distributions          (13,293)    (1,242,776)                   (304,850)    (5,832,115)

Capital Share Transactions (Note 5)
Shares sold............................................          431,653        986,023                  14,523,227     47,871,924
Shares issued in reinvestment of dividends
     and distributions.................................           13,293      1,242,776                     302,009      5,772,912
Shares redeemed........................................       (1,623,941)      (373,919)                 (5,296,850)    (2,983,649)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions       (1,178,995)     1,854,880                   9,528,386     50,661,187

                             Total Increase (Decrease)          (690,626)     2,096,440                  26,526,108     53,606,759

Net Assets Beginning of period.........................       15,836,783     13,740,343                 125,288,774     71,682,015

End of period (including undistributed net
     investment income as set forth below).............      $15,146,157    $15,836,783                $151,814,882   $125,288,774

Undistributed Net Investment Income     ...............      $   630,254    $    13,326                $  1,786,178   $     61,967


                                                             International SmallCap
                                                                   Account

                                                                    Period
                                                                     Ended
                                                                   June 30,
                                                                    1998(a)
Operations
Net investment income..................................         $   33,226
Net realized gain (loss) from:
     Investment transactions...........................           (158,686)
     Foreign currency transactions.....................               (940)
Change in unrealized appreciation/depreciation of
     investments and translation of assets and
     liabilities in foreign currencies.................            (24,500)

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations           (150,900)

Dividends and Distributions to Shareholders
From net investment income.............................                --
From net realized gain on investments and foreign
     currency transactions.............................                --
Excess distribution of net realized gain on
      investments......................................                --

                      Total Dividends and Distributions                --

Capital Share Transactions (Note 5)
Shares sold............................................          11,146,617
Shares issued in reinvestment of dividends
     and distributions.................................                --
Shares redeemed........................................             (4,939)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions          11,141,678

                             Total Increase (Decrease)          $10,990,778

Net Assets Beginning of period.........................                --

End of period (including undistributed net
     investment income as set forth below).............         $10,990,778

Undistributed Net Investment Income     ...............         $    33,226

(a) Period from April 16, 1998 (date operations commenced) through June 30, 1998.

                                                                          MicroCap                             MidCap
                                                                           Account                             Account

                                                                           Period                    Six Months        Year
                                                                            Ended                       Ended          Ended
                                                                          June 30,                    June 30,     December 31,
                                                                           1998(a)                      1998           1997

Operations
Net investment income..................................                  $   21,664                 $    744,502    $  1,451,019
Net realized gain (loss) from investment transactions..                      20,471                    7,191,700       4,081,051
Change in unrealized appreciation/depreciation
      of investments...................................                    (223,265)                  14,354,699      30,028,222

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations                    (181,130)                  22,290,901      35,560,292

Dividends and Distributions to Shareholders
From net investment income.............................                      --                          (26,453)     (1,424,135)
From net realized gain on investments..................                      --                          (37,421)     (4,499,721)

                      Total Dividends and Distributions                      --                          (63,874)     (5,923,856)

Capital Share Transactions (Note 5)
Shares sold............................................                   5,588,200                   26,365,153      59,474,006
Shares issued in reinvestment of dividends
     and distributions.................................                      --                           63,502       5,886,597
Shares redeemed........................................                      (9,199)                  (4,418,395)     (7,528,281)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions                   5,579,001                   22,010,260      57,832,322

                             Total Increase (Decrease)                    5,397,871                   44,237,287      87,468,758

Net Assets
Beginning of period....................................                      --                      224,629,639     137,160,881

End of period (including undistributed net
     investment income as set forth below).............                  $5,397,871                 $268,866,926    $224,629,639

Undistributed Net Investment Income     ...............                  $   21,664                 $    744,933    $     26,884

(a) Period from April 9, 1998 (date operations commenced) through June 30, 1998.
(b) Period from April 23, 1998 (date operations commenced) through June 30, 1998.

                                                                          MidCap Growth                  Money Market
                                                                             Account                        Account

                                                                             Period                Six Months        Year
                                                                              Ended                   Ended          Ended
                                                                            June 30,                June 30,     December 31,
                                                                             1998(b)                  1998           1997

Operations
Net investment income..................................                     $   1,282              $1,397,820     $2 ,299,105
Net realized gain (loss) from investment transactions..                       (28,085)                 --             --
Change in unrealized appreciation/depreciation
      of investments...................................                      (226,666)                 --             --

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations                      (253,469)               1,397,820      2,299,105

Dividends and Distributions to Shareholders
From net investment income.............................                        --                   (1,397,820)    (2,299,105)
From net realized gain on investments..................                        --                      --             --

                      Total Dividends and Distributions                        --                   (1,397,820)    (2,299,105)

Capital Share Transactions (Note 5)
Shares sold............................................                     5,581,094               59,244,325     70,744,074
Shares issued in reinvestment of dividends
     and distributions.................................                        --                    1,373,330      2,250,232
Shares redeemed........................................                       (16,358)             (50,853,582)   (71,923,637)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions                     5,564,736                9,764,073      1,070,669

                             Total Increase (Decrease)                      5,311,267                9,764,073      1,070,669

Net Assets
Beginning of period....................................                        --                   47,314,918     46,244,249

End of period (including undistributed net
     investment income as set forth below).............                     $5,311,267             $57,078,991    $47,314,918

Undistributed Net Investment Income     ...............                     $    1,282             $    --        $    --

(a) Period from April 9, 1998 (date operations commenced) through June 30, 1998.
(b) Period from April 23, 1998 (date operations commenced) through June 30, 1998.

                                                                                  Real Estate
                                                                                    Account

                                                                                    Period
                                                                                     Ended
                                                                                   June 30,
                                                                                    1998(b)

Operations
Net investment income..................................                            $   95,188
Net realized gain (loss) from investment transactions..                                --
Change in unrealized appreciation/depreciation
      of investments...................................                                 15,224

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations                                110,412

Dividends and Distributions to Shareholders
From net investment income.............................                                --
From net realized gain on investments..................                                --

                      Total Dividends and Distributions                                --

Capital Share Transactions (Note 5)
Shares sold............................................                             10,600,482
Shares issued in reinvestment of dividends
     and distributions.................................                                --
Shares redeemed........................................                                (10,587)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions                             10,589,895

                             Total Increase (Decrease)                              10,700,307

Net Assets
Beginning of period....................................                                --

End of period (including undistributed net
     investment income as set forth below).............                            $10,700,307

Undistributed Net Investment Income     ...............                            $    95,188

(a) Period from April 9, 1998 (date operations commenced) through June 30, 1998.
(b) Period from April 23, 1998 (date operations commenced) through June 30, 1998.

                                                                          SmallCap               SmallCap Growth
                                                                           Account                   Account

                                                                           Period                    Period
                                                                            Ended                     Ended
                                                                          June 30,                  June 30,
                                                                           1998(a)                   1998(b)

Operations
Net investment income (operating loss).................                 $     3,780               $   (6,339)
Net realized gain (loss) from investment transactions..                      79,136                 (173,092)
Change  in unrealized appreciation/depreciation
     of  investments...................................                  (1,169,100)                 108,127

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations                  (1,086,184)                 (71,304)

Capital Share Transactions (Note 5)
Shares sold............................................                  10,838,073                5,597,413
Shares issued in reinvestment of dividends
     and distributions.................................                      --                       --
Shares redeemed........................................                      (8,544)                     (15)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions                  10,829,529                5,597,398

                             Total Increase (Decrease)                    9,743,345                5,526,094

Net Assets
Beginning of period....................................                      --                       --

End of period [including undistributed net investment
     income (operating loss) as set forth below].......                 $ 9,743,345               $5,526,094

Undistributed Net Investment Income
     (Operating Loss)  ................................                 $      3,780              $    (6,339)


(a) Period from April 9, 1998 (date operations commenced) through June 30, 1998.
(b) Period from April 2, 1998 (date operations commenced) through June 30, 1998.
(c) Period from April 16, 1998 (date operations commenced) through June 30, 1998.

                                                                     SmallCap Value                Utilities
                                                                       Account                     Account

                                                                        Period                      Period
                                                                         Ended                       Ended
                                                                       June 30,                     June 30,
                                                                        1998(c)                      1998(b)

Operations
Net investment income (operating loss).................                $    6,625                 $   83,913
Net realized gain (loss) from investment transactions..                   (48,816)                     1,365
Change  in unrealized appreciation/depreciation
     of  investments...................................                  (305,662)                  (406,918)

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations                  (347,853)                  (321,640)

Capital Share Transactions (Note 5)
Shares sold............................................                 5,454,877                  11,187,280
Shares issued in reinvestment of dividends
     and distributions.................................                    --                         --
Shares redeemed........................................                   (15,133)                    (9,645)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions                 5,439,744                  11,177,635

                             Total Increase (Decrease)                  5,091,891                  10,855,995

Net Assets
Beginning of period....................................                   --                         --

End of period [including undistributed net investment
     income (operating loss) as set forth below].......                $5,091,891                 $10,855,995

Undistributed Net Investment Income
     (Operating Loss)  ................................                $    6,625                 $    83,913


(a) Period from April 9, 1998 (date operations commenced) through June 30, 1998.
(b) Period from April 2, 1998 (date operations commenced) through June 30, 1998.
(c) Period from April 16, 1998 (date operations commenced) through June 30, 1998.

NOTES TO FINANCIAL STATEMENTS

(unaudited)

   Aggressive Growth Account                  High Yield Account                            Money Market Account
   Asset Allocation Account                   International Account                         Real Estate Account
   Balanced Account                           International SmallCap Account                SmallCap Account
   Bond Account                               MicroCap Account                              SmallCap Growth Account
   Capital Value Account                      MidCap Account                                SmallCap Value Account
   Government Securities Account              MidCap Growth Account                         Utilities Account
   Growth Account

Note 1 -- Significant Accounting Policies

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of 19 accounts (Aggressive Growth Account, Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Government Securities Account, Growth Account, High Yield Account, International Account, International SmallCap Account, MicroCap Account, MidCap Account, MidCap Growth Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Account) (known as the "Accounts").

Effective January 1, 1998 the following mutual funds were reorganized into the Principal Variable Contracts Fund, Inc. as follows:

                Former Fund Name                      Current Account Name

    Principal Aggressive Growth Fund, Inc.       Aggressive Growth Account
    Principal Asset Allocation Fund, Inc.        Asset Allocation Account
    Principal Balanced Fund, Inc.                Balanced Account
    Principal Bond Fund, Inc.                    Bond Account
    Principal Capital Accumulation Fund, Inc.    Capital Value Account
    Principal Government Securities Fund, Inc.   Government Securities Account
    Principal Growth Fund, Inc.                  Growth Account
    Principal High Yield Fund, Inc.              High Yield Account
    Principal World Fund, Inc.                   International Account
    Principal Emerging Growth Fund, Inc.         MidCap Account
    Principal Money Market Fund, Inc.            Money Market Account

During April, 1998, Principal Mutual Life Insurance Company made initial purchases of Capital Shares of eight new accounts as follows:

                Date                                         Capital
             Operations                                      Shares
              Commenced            Account Name             Purchased

          April 2, 1998    SmallCap Growth Account            500,000
          April 2, 1998    Utilities Account                1,000,000
          April 9, 1998    MicroCap Account                   500,000
          April 9, 1998    SmallCap Account                 1,000,000
          April 16, 1998   International SmallCap Account   1,000,000
          April 16, 1998   SmallCap Value Account             500,000
          April 23, 1998   MidCap Growth Account              500,000
          April 23, 1998   Real Estate Account              1,000,000

The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (formerly known as Princor Management Corporation) (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders have no access to the account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International and International SmallCap Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-adviser is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may from time to time be necessary.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

With respect to the International and International SmallCap Accounts, the value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Accounts record investment transactions generally one day after the trade date, except for short-term investment transactions which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

With respect to the International and International SmallCap Accounts, reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Note 1 -- Significant Accounting Policies (Continued)

The Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the stock based on their federal tax-basis treatment; temporary differences do not require reclassification. Reclassifications made for the International Account for the year ended December 31, 1997 aggregated $146,989. Other reclassifications made for the year ended December 31, 1997 were not material. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes is approximately the same as that for financial reporting purposes.

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees, computed at an annual percentage rate of each account's average daily net assets, to Principal Management Corporation. Principal Management Corporation is wholly owned by Princor Financial Services Corporation, a subsidiary of Principal
Mutual Life Insurance Company. Effective July 1, 1998, as approved by policyowners, Principal Mutual Life Insurance Company became a stock life insurance company renamed Principal Life Insurance Company. Principal Life Insurance Company became a subsidiary of a new corporation, Principal Mutual Holding Company. The annual rate used in this calculation for the Accounts is as follows:

                                           Net Assets Value of Accounts
                                                   (in millions)

                                     First    Next     Next     Next    Over
                                     $100     $100     $100     $100    $400

     Aggressive Growth Account        .80%     .75%     .70%     .65%    .60%
     Asset Allocation Account         .80      .75      .70      .65     .60
     Balanced Account                 .60      .55      .50      .45     .40
     Bond Account                     .50      .45      .40      .35     .30
     Capital Value Account            .50      .45      .40      .35     .30
     Government Securities Account    .50      .45      .40      .35     .30
     Growth Account                   .50      .45      .40      .35     .30
     High Yield Account               .60      .55      .50      .45     .40

                                            Net Assets Value of Accounts
                                                    (in millions)

                                      First    Next     Next     Next    Over
                                      $100     $100     $100     $100    $400

     International Account             .75%     .70%     .65%     .60%    .55%
     International SmallCap Account   1.20     1.15     1.10     1.05    1.00
     MicroCap Account                 1.00      .95      .90      .85     .80
     MidCap Account                    .65      .60      .55      .50     .45
     MidCap Growth Account             .90      .85      .80      .75     .70
     Money Market Account              .50      .45      .40      .35     .30
     Real Estate Account               .90      .85      .80      .75     .70
     SmallCap Account                  .85      .80      .75      .70     .65
     SmallCap Growth Account          1.00      .95      .90      .85     .80
     SmallCap Value Account           1.10     1.05     1.00      .95     .90
     Utilities Account                 .60      .55      .50      .45     .40

Brokerage commissions were paid to affiliates by certain of the Accounts, as follows:

                                      Period Ended               Year Ended
                                        June 30,                December 31,
                                          1998                      1997

     Aggressive Growth Account          $  15,839                 $  --
     Asset Allocation Account               9,485                    2,974
     Balanced Account                       6,070                   18,197
     Capital Value Account                  --                       9,465
     Growth Account                           433                    5,997
     International Account                 11,853                   10,411
     International SmallCap Account         4,557                      N/A
     MicroCap Account                         992                      N/A
     MidCap Account                           398                    2,250
     MidCap Growth Account                  2,766                      N/A
     Real Estate Account                      300                      N/A
     SmallCap Account                         520                      N/A
     SmallCap Growth Account                  180                      N/A

All of the shares of the Fund are owned by Principal Mutual Life Insurance Company and/or one or more Separate Accounts sponsored by Principal Mutual Life Insurance Company.

Note 4 -- Investment Transactions

For the period ended June 30, 1998, the cost of investment  securities purchased
and  proceeds  from  investment   securities  sold  (not  including   short-term
investments and U.S. government securities) by the Accounts were as follows:

                                        Purchases         Sales                                           Purchases         Sales

   Aggressive Growth Account           165,663,454    136,766,137      International SmallCap Account    11,444,305         865,594
   Asset Allocation Account             55,184,259     55,166,464      MicroCap Account                   3,534,308         127,620
   Balanced Account                     37,518,414     12,192,835      MidCap Account                    47,485,160      19,899,506
   Bond Account                         17,636,685      5,798,601      MidCap Growth Account              5,895,058         602,243
   Capital Value Account                59,931,628     27,177,182      Real Estate Account                4,055,026          --
   Government Securities Account        16,022,609      2,682,573      SmallCap Account                  10,834,661         676,744
   Growth Account                       34,549,478      5,720,633      SmallCap Growth Account            7,607,774       1,886,963
   High Yield Account                    6,439,867      6,754,340      SmallCap Value Account             5,583,706         452,243
   International Account                34,874,956     19,582,907      Utilities Account                 10,671,520         299,115

At June 30, 1998, net unrealized appreciation (depreciation) of investments held by the Accounts was composed of the following:

                                                                  Net Unrealized
                                                                  Appreciation
                                           Gross Unrealized       (Depreciation)
                                Appreciation     (Depreciation)   of Investments

 Aggressive Growth Account     $  34,472,361      $ (5,688,592)  $ 28,783,769
 Asset Allocation Account          9,417,092        (3,117,980)     6,299,112
 Balanced Account                 22,641,487        (3,663,971)    18,977,516
 Bond Account                      4,809,726          (539,793)     4,269,933
 Capital Value Account           103,084,525        (4,246,249)    98,838,276
 Government Securities Account     4,539,414           (27,259)     4,512,155
 Growth Account                   69,922,991        (1,720,894)    68,202,097
 High Yield Account                  384,898          (369,911)        14,987
 International Account            36,216,793        (7,495,566)    28,721,227
 International SmallCap Account      807,724          (832,095)       (24,371)
 MicroCap Account                    147,049          (370,314)      (223,265)
 MidCap Account                   87,745,789       (15,532,951)    72,212,838
 MidCap Growth Account               150,346          (377,012)      (226,666)
 Real Estate Account                  74,299           (59,075)        15,224
 SmallCap Account                    334,399        (1,503,499)    (1,169,100)
 SmallCap Growth Account             539,119          (430,992)       108,127
 SmallCap Value Account              138,320          (443,982)      (305,662)
 Utilities Account                   146,472          (553,390)      (406,918)

The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of June 30, 1998, the Government Securities Account and Balanced Account had TBA commitments involving securities with a face amount of $2,000,000 and $3,300,000, cost of $1,941,406 and $3,199,969 and market value of $1,938,900 and $3,199,185 respectively. These accounts have set aside investment securities and other assets in excess of the commitments to serve as collateral.

At June 30, 1998, the Accounts held the following securities which were purchased in private placement transactions and may require registration in order to effect a sale in the ordinary course of business.

                                                                                                          Value at      Value as a
                                                                                 Date of                  June 30,     Percentage of
                                        Security Description                   Acquisition      Cost        1998         Net Assets

   Asset Allocation        AESOP Funding II LLC                                 5/5/98        $503,008  $   504,400       0.59%
   Account                 Israel Electric Corp.                                12/11/96       249,525      257,768       0.30
                           Liberty Mutual                                       4/29/98        275,913      278,885       0.33
                           Wellsford Real Properties, Inc.                      6/2/97         161,471      221,438       0.26
                                                                                6/18/97          1,115        1,412       0.00

                                                                                                          1,263,903       1.48

   Bond Account            John Hancock Mutual Life Insurance Co.
                           Surplus Notes                                        1/8/97         958,440    1,079,428       1.14
                           R&B Falcon Senior Notes                              4/8/98         496,980      502,952       0.54

                                                                                                          1,582,380       1.68

   High Yield Account      Chesapeake Energy Corp. Senior Notes,
                           Series A                                             4/17/98       $150,000  $   150,375       1.00%
                                                                                4/20/98        355,688      350,875       2.32
                           Foodmaker, Inc. Senior Subordinated Notes            4/08/98         99,832      100,125       0.66
                           Level 3 Communications, Inc. Senior Notes            4/23/98         99,579       97,375       0.64
                                                                                4/23/98        100,375       97,375       0.64
                           Mastec, Inc. Senior Subordinated Notes               1/30/98        199,724      191,000       1.26
                                                                                5/29/98        285,375      286,500       1.89
                           Rental Service Corp. Senior Subordinated
                           Notes                                                5/8/98         150,000      150,000       0.99
                                                                                5/11/98        300,375      300,000       1.98
                                                                                6/10/98         50,188       50,000       0.33

                                                                                                           1,773,625     11.71

   International Account   Fokus Bank                                           6/25/96        347,410      496,251       0.33
                           Fokus Bank Rights                                    6/29/98              0          918       0.00
                           Kemira OY                                            12/9/96        314,077      268,697       0.18
                                                                                12/10/96       131,955      109,546       0.07
                                                                                12/11/96       241,385      200,489       0.13
                                                                                2/26/97        322,301      289,366       0.19
                                                                                4/10/97        294,742      289,365       0.19

                           Voest-Alpine Stahl                                   10/30/95       280,007      368,753       0.24
                                                                                3/27/96        146,558      180,368       0.12
                                                                                6/25/96        256,094      308,630       0.20
                                                                                6/27/96        145,930      172,353       0.12

                                                                                                          2,684,736       1.77

   International
   SmallCap Account        Bure Investment Aktiebolaget AB                      6/25/98        104,616      101,919       0.93
                           Computacenter PLC                                    5/21/98        153,082      174,959       1.59

                           Industrial & Financial Systems                       4/17/98        182,628      250,265       2.28
                                                                                5/6/98          16,602       20,972       0.19
                                                                                5/6/98          22,081       29,361       0.27

                           Newsquest PLC                                        4/17/98        153,266      162,178       1.48

                                                                                                            739,654       6.74

The Accounts' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.

Note 5 -- Capital Share Transactions

Transactions in Capital Stock by account were as follows:


                                                      Aggressive         Asset Allocation          Balanced                Bond
                                                    Growth Account            Account               Account               Account

  Six Months Ended June 30, 1998:
  Shares sold...................................      2,108,956               712,957             2,085,011             1,378,464
  Shares issued in reinvestment of
   dividends and distributions..................        158,476                51,451               119,814                 4,059
  Shares redeemed...............................       (436,565)             (447,966)             (495,722)             (667,184)

                         Net Increase (Decrease)      1,830,867               316,442             1,710,103               715,339



  Year Ended December 31, 1997:
  Shares sold...................................      3,229,319             1,086,950             2,742,809             1,818,413
  Shares issued in reinvestment of
   dividends and distributions..................      1,197,848               473,612               758,805               380,615
  Shares redeemed...............................     (1,478,619)             (495,530)           (1,325,111)             (839,651)

                         Net Increase (Decrease)      2,948,548             1,065,032             2,176,503             1,359,377

                                                        Capital             Government              Growth              High Yield
                                                     Value Account      Securities Account          Account               Account

  Six Months Ended June 30, 1998:
  Shares sold...................................      1,117,793             1,928,644             1,640,002                47,460
  Shares issued in reinvestment of
   dividends and distributions..................         27,807                 4,881                   553                 1,475
  Shares redeemed...............................       (195,168)             (446,131)             (329,486)             (180,264)

                         Net Increase (Decrease)        950,432             1,487,394             1,311,069              (131,329)



  Year Ended December 31, 1997:
  Shares sold...................................      2,210,809             1,306,805             2,535,060               105,429
  Shares issued in reinvestment of
   dividends and distributions..................        777,056               501,475               163,713               139,336
  Shares redeemed...............................     (1,615,306)           (1,263,266)             (151,784)              (40,585)

                         Net Increase (Decrease)      1,372,559               545,014             2,546,989               204,180

                                                     International         International           MicroCap               MidCap
                                                        Account         SmallCap Account(a)       Account(b)              Account

  Six Months Ended June 30, 1998,
    Except as Noted:
  Shares sold...................................        935,043             1,117,156               560,039               687,018
  Shares issued in reinvestment of
   dividends and distributions..................         21,223                --                      --                   1,724
  Shares redeemed...............................       (352,290)                 (496)                 (944)             (115,272)

                         Net Increase (Decrease)        603,976             1,116,660               559,095               573,470



  Year Ended December 31, 1997:
  Shares sold...................................      3,295,232                N/A                     N/A              1,770,659
  Shares issued in reinvestment of
   dividends and distributions..................        422,856                N/A                     N/A                172,918
  Shares redeemed...............................       (205,446)               N/A                     N/A               (222,142)

                         Net Increase (Decrease)      3,512,642                                                         1,721,435

                                                        MidCap                 Money              Real Estate            SmallCap
                                                   Growth Account(c)      Market Account          Account(c)            Account(b)

  Six Months Ended June 30, 1998,
    Except as Noted:
  Shares sold...................................        560,852            59,244,325             1,059,963             1,088,851
  Shares issued in reinvestment of
   dividends and distributions..................           --               1,373,330                 --                    --
  Shares redeemed...............................         (1,735)          (50,853,582)               (1,055)                 (920)

                         Net Increase (Decrease)        559,117             9,764,073             1,058,908             1,087,931



  Year Ended December 31, 1997:
  Shares sold...................................           N/A             70,744,074                 N/A                   N/A
  Shares issued in reinvestment of
   dividends and distributions..................           N/A              2,250,232                 N/A                   N/A
  Shares redeemed...............................           N/A            (71,923,637)                N/A                   N/A

                         Net Increase (Decrease)                            1,070,669

                                                       SmallCap              SmallCap              Utilities
                                                   Growth Account(d)     Value Account(a)         Account(d)

  Six Months Ended June 30, 1998,
    Except as Noted:
  Shares sold...................................       565,596               549,329              1,123,632
  Shares issued in reinvestment of
   dividends and distributions..................         --                    --                     --
  Shares redeemed...............................            (2)               (1,645)                (1,018)

                         Net Increase (Decrease)       565,594               547,684              1,122,614

  (a) Period from April 16, 1998 (date operations commenced) through June 30, 1998.
  (b) Period from April 9, 1998 (date operations  commenced)  through June
      30, 1998.
  (c) Period from April 23, 1998 (date operations  commenced)  through
      June 30,  1998.
  (d) Period from April 2, 1998 (date operations commenced) through June 30, 1998.

Note 6 -- Line of Credit

The Accounts participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with a bank, which allows them to borrow up to $60,000,000, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .08% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each quarter. At June 30, 1998, SmallCap Growth Account had an outstanding borrowing of $80,000 at an annual rate of 6.06%. No other Accounts had outstanding borrowings at June 30, 1998, under the line of credit.

Note 7 -- Year 2000 Problem (unaudited)

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Manager and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Manager is taking steps it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SCHEDULES OF INVESTMENTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
AGGRESSIVE GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (96.38%)

Advertising (0.45%)
   Young & Rubicam, Inc.                 28,400(a)   $   908,800

Air Transportation, Scheduled (8.70%)
   Continental Airlines, Inc.           291,000       17,714,625

Aircraft & Parts (9.96%)
   Gulfstream Aerospace Corp.            79,300(a)     3,687,450
   Northrop Grumman Corp.                43,600        4,496,250
   Textron, Inc.                         24,200        1,734,838
   United Technologies Corp.            111,900       10,350,750

                                                      20,269,288
Beverages (2.46%)
   Coca-Cola Co.                         22,200        1,898,100
   Coca-Cola Enterprises                 78,900        3,096,825

                                                       4,994,925
Cable & Other Pay TV Services (0.37%)
   Comcast Corp., Class A                18,900          751,275

Commercial Banks (5.04%)
   BankAmerica Corp.                     26,800        2,316,525
   Chase Manhattan                       30,024        2,266,812
   Citicorp                              16,500        2,462,625
   J.P. Morgan & Co., Inc.               11,500        1,346,937
   MBNA Corp.                            10,900          359,700
   Wells Fargo & Co.                      4,033        1,488,177

                                                      10,240,776
Communications Equipment (0.91%)
   ADC Telecommunications, Inc.           6,400(a)       233,800
   Associated Group, Inc., Class B       12,200(a)       484,950
   Ciena Corp.                            8,300(a)       577,888
   Tellabs, Inc.                          7,600(a)       544,350

                                                       1,840,988
Computer & Data Processing
Services (4.09%)
   America Online, Inc.                  18,000        1,908,000
   Computer Associates International, Inc.18,800       1,044,575
   Microsoft Corp.                       49,400(a)     5,353,725

                                                       8,306,300
Computer & Office Equipment (3.22%)
   Cisco Systems                         18,150(a)     1,670,934
   Dell Computer Corp.                   13,700(a)     1,271,531
   International Business Machines Corp.  8,400          964,425
   International Game Technology         40,700          986,975
   Pitney Bowes, Inc.                    34,200        1,645,875

                                                       6,539,740
Consumer Products (2.19%)
   Philip Morris Cos., Inc.             113,000        4,449,375

Drugs (1.83%)
   Lilly (Eli) & Co.                     12,500          825,781
   Merck & Co., Inc.                     13,500        1,805,625
   Pfizer, Inc.                          10,100        1,097,744

                                                       3,729,150
Eating & Drinking Places (0.78%)
   Brinker International, Inc.           47,000      $   904,750
   Cracker Barrel Old Country Store, Inc.21,200          673,100

                                                       1,577,850
Electronic Components &
Accessories (1.28%)
   Intel Corp.                           20,600        1,526,975
   Linear Technology Corp.               17,700        1,067,531

                                                       2,594,506
Farm & Garden Machinery (1.76%)
   Case Corp.                            74,100        3,575,325

Fire, Marine & Casualty
Insurance (12.38%)
   Allstate Corp.                        39,100        3,580,093
   Berkshire Hathaway, Inc.                  64(a)     5,011,520
   General Re Corp.                       7,700        1,951,950
   Loews Corp.                          105,900        9,226,538
   Progressive Corp.                      5,400          761,400
   St. Paul Cos., Inc.                   46,490        1,955,489
   Travelers, Inc.                       44,600        2,703,875

                                                      25,190,865
General Industrial Machinery (1.18%)
   Tyco International Ltd.               38,200        2,406,600

Grain Mill Products (1.35%)
   Quaker Oats                           18,400        1,010,850
   Ralston-Purina Group                  14,800        1,728,825

                                                       2,739,675
Guided Missiles, Space Vehicles &
Parts (1.23%)
   Cordant Technologies, Inc.            54,200        2,499,975

Hotels & Motels (0.53%)
   Hilton Hotels Corp.                   37,500        1,068,750

Household Audio &
Video Equipment (0.76%)
   Time Warner, Inc.                     18,100        1,546,419

Industrial Inorganic Chemicals (0.92%)
   Monsanto Co.                          33,400        1,866,225

Life Insurance (1.31%)
   Nationwide Financial Services         21,900        1,116,900
   Reinsurance Group of America, Inc.    30,300(a)     1,554,769

                                                       2,671,669
Lumber & Other Building
Materials (1.35%)
   Home Depot, Inc.                      32,950        2,736,909

Medical Services & Health
Insurance (0.38%)
   Provident Companies, Inc.             22,300          769,350

Miscellaneous Amusement,
Recreation Service (1.18%)
   Harrahs Entertainment, Inc.           12,800(a)       297,600
   SFX Entertainment, Inc.               45,800(a)     2,101,075

                                                       2,398,675
Miscellaneous Investing (2.42%)
   Cendant Corp.                        235,605(a)     4,918,245

Miscellaneous Shopping Goods
Stores (0.43%)
   Staples, Inc.                         30,400(a)   $   879,700

Motor Vehicles & Equipment (2.86%)
   General Motors Corp.                  71,100        4,750,369
   ITT Industries, Inc.                  28,200        1,053,975

                                                       5,804,344
Newspapers (1.46%)
   Gannett Co.                           13,400          952,238
   Pulitzer Publishing Co.               22,500        2,008,125

                                                       2,960,363
Office Furniture (1.47%)
   Knoll, Inc.                          101,500(a)     2,994,250

Oil & Gas Field Services (0.85%)
   Diamond Offshore Drilling             26,200        1,048,000
   Schlumberger Ltd.                     10,000          683,125

                                                       1,731,125
Periodicals (0.85%)
   Primedia, Inc.                       127,700(a)     1,731,931

Personal Credit Institutions (3.56%)
   American Express Co.                  63,500        7,239,000

Photographic Equipment &
Supplies (1.39%)
   Xerox Corp.                           27,900        2,835,338

Plastic Materials & Synthetics (1.09%)
   Du Pont (E.I.) De Nemour              29,600        2,208,900

Professional & Commercial
Equipment (0.71%)
   Ingram Micro, Inc.                    32,400(a)     1,433,700

Radio & Television Broadcasting (5.62%)
   Clear Channel Communications         104,700(a)    11,425,387

Savings Institutions (0.32%)
   Washington Mutual, Inc.               15,150          658,078

Search & Navigation Equipment (2.07%)
   Litton Industries, Inc.               71,200(a)     4,200,800

Security Brokers & Dealers (0.97%)
   Merrill Lynch & Co., Inc.             21,300        1,964,925

Sugar & Confectionery Products (0.79%)
   Wrigley (Wm.) Jr. Co.                 16,300        1,597,400

Surety Insurance (1.40%)
   Ace Ltd.                              43,600        1,700,400
   CMAC Investment Corp.                 18,600        1,143,900

                                                       2,844,300
Telephone Communications (2.51%)
   Associated Group, Inc., Class A       14,200(a)       582,200
   AT&T Corp.                            30,300        1,730,888
   Motorola, Inc.                        15,000          788,437
   Worldcom, Inc.                        41,500(a)     2,010,156

                                                       5,111,681

           Total Portfolio Investments (96.38%)      195,927,502
Cash and receivables, net of liabilities (3.62%)    $  7,363,123


                     Total Net Assets (100.00%)     $203,290,625



(a) Non-income producing security - No dividend paid during the past twelve months.

ASSET ALLOCATION ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (58.80%)

Advertising (0.02%)
   R.H. Donnelley Corp.                   5,600       $   17,150

Aerospace Industries (0.77%)
   Cordant Technologies, Inc.            14,300          659,588

Air Transportation, Scheduled (5.10%)
   America West Holdings Corp., Class B     900(a)        25,706
   British Airways PLC ADR                1,400          150,588
   Cathay Pacific Airways ADR             8,500           29,892
   Continental Airlines, Inc.            63,100(a)     3,841,212
   KLM Royal Dutch Airlines               7,471          305,844

                                                       4,353,242
Aircraft & Parts (2.89%)
   Gulfstream Aerospace Corp.             8,100(a)       376,650
   Indigo Aviation AB Sponsored ADR       7,900(a)        85,912
   Northrop Grumman Corp.                 5,900          608,438
   Tristar Aerospace Co.                  1,400(a)        21,700
   United Technologies Corp.             14,800        1,369,000

                                                       2,461,700
Beverages (0.76%)
   Bass PLC ADR                           8,928          165,726
   Coca-Cola Enterprises                  6,700          262,975
   Kirin Brewery Co. Ltd. ADR             2,300          219,650

                                                         648,351
Blast Furnace & Basic Steel
Products (0.12%)
   Australian National Industries         8,960           20,640
   British Steel PLC ADR                  3,500           79,625

                                                         100,265
Cement, Hydraulic (0.03%)
   Southdown, Inc.                          300           21,413

Chemicals & Allied Products (0.96%)
   Asahi Chemical Industry Co. ADR        4,100          147,710
   Bayer AG Sponsored ADR                10,735          555,473
   Mitsubishi Chemical Corp. ADR          6,100          110,322

                                                         813,505
Combination Utility Services (0.46%)
   CIA Energetica de Minas Cemig ADR      5,286          163,615
   Montana Power Co.                      1,600           55,600
   NIPSCO Industries, Inc.                6,100          170,800

                                                         390,015
Commercial Banks (5.84%)
   ABN-AMRO Holdings NV ADR              30,429       $  713,180
   Allied Irish Banks ADR                 2,900          248,856
   Banc One Corp.                         1,560           87,067
   Banco Central ADR                      6,500          203,125
   BankAmerica Corp.                      4,600          397,612
   BankBoston Corp.                       2,600          144,625
   Bankers Trust Corp.                    1,650          191,503
   Barclays PLC ADR                       5,571          640,665
   Brierly Investments Ltd. ADR           5,550           55,314
   Chase Manhattan Corp.                  2,480          187,240
   Citicorp                               5,500          820,875
   Commerzbank AG ADR                     3,600          137,017
   Fleet Financial Group, Inc.            1,900          158,650
   HSBC Holdings ADR                        600          146,737
   J.P. Morgan & Co., Inc.                1,100          128,838
   Mellon Bank Corp.                      1,200           83,550
   National Westminster ADR               1,900          204,250
   PNC Financial Corp.                    2,500          134,531
   Wells Fargo & Co.                        400          147,600
   Westpac Banking ADR                    4,900          147,306

                                                       4,978,541
Commercial Printing (0.21%)
   DAI Nippon Printing Co.                1,100          175,559

Communications Equipment (0.85%)
   Alcatel Alsthom ADR                    4,700          191,231
   Associated Group, Inc., Class B        3,000(a)       119,250
   Harris Corp.                           5,500          245,781
   Matsushita Electrical ADR                800          128,600
   Tellabs, Inc.                            500(a)        35,813

                                                         720,675
Communications Services, NEC (0.05%)
   Comsat Corp.                           1,400           39,638

Computer & Data Processing
Services (0.81%)
   Compuware Corp.                          500(a)        25,562
   Microsoft Corp.                        5,000(a)       541,875
   Peoplesoft, Inc.                         800(a)        37,600
   Primark Corp.                          1,800(a)        56,363
   Sungard Data Systems, Inc.               800(a)        30,700

                                                         692,100
Computer & Office Equipment (0.51%)
   Hitachi Ltd.  ADR                      2,900          187,050
   International Game Technology          3,000           72,750
   Pitney Bowes, Inc.                     3,000          144,375
   Seagate Technology, Inc.               1,300(a)        30,956

                                                         435,131
Concrete, Gypsum, & Plaster
Products (0.14%)
   Italcementi Fabriche SPA ADR          13,000          116,869

Concrete Work (0.07%)
   Pioneer International Ltd. ADR        25,000           59,603

Construction & Related
Machinery (0.22%)
   Kajima Corp. ADR                       2,900       $   79,403
   Komatsu Ltd. ADR                       5,500          106,842

                                                         186,245
Consumer Products (0.19%)
   Philip Morris Cos., Inc.               4,150          163,406

Crude Petroleum & Natural Gas (0.61%)
   Broken Hill Proprietary Ltd. ADR       2,200           37,262
   Petrofina SA ADR                       2,900          118,900
   Societe Generale ADR                   3,600          149,692
   USX-Marathon Group, Inc.               6,100          209,306

                                                         515,160
Dance Studios, Schools & Halls (0.01%)
   Marquee Group, Inc.                    2,100(a)        12,469

Department Stores (0.29%)
   Ames Department Stores, Inc.           1,500(a)        39,469
   Marui Corp. ADR                        2,800           83,525
   Penney (J.C.) Co.                      1,700          122,931

                                                         245,925
Drugs (1.10%)
   Medicis Pharmaceutical Corp.           1,000(a)        36,500
   Novartis AG Sponsored ADR              2,879          239,535
   Novo Nordisk ADR                       3,200          220,200
   Nycomed Amersham PLC ADR               8,569          309,555
   Smithkline Beecham PLC ADR             2,200          133,100

                                                         938,890
Drugs, Proprietaries & Sundries (0.05%)
   Amway Japan Ltd. ADR                   6,833           37,154

Eating & Drinking Places (0.18%)
   Brinker International, Inc.            1,700(a)        32,725
   Host Marriott Corp.                    3,900(a)        69,469
   Sonic Corp.                            2,400(a)        53,700

                                                         155,894
Electric Services (0.77%)
   Endesa SA ADR                          5,600          121,100
   EVN Energie-Vansorgung Nied ADR        3,600          107,745
   National Power ADR                     3,300          121,687
   Pinnacle West Capital Corp.            3,200          144,000
   Shandong Huaneng Power                 8,000           43,000
   Texas Utilities Holdings               2,900          120,712

                                                         658,244
Electronic Components &
Accessories (0.61%)
   Kyocera Corp. ADR                      1,500          145,781
   Linear Technology Corp.                1,100           66,344
   Mercury Computer Systems, Inc.           100(a)         1,450
   Sanmina Corp.                          1,200(a)        52,050
   Texas Instruments                      3,748          218,555
   Xilinx, Inc.                             900(a)        30,600

                                                         514,780
Electronic Distribution
Equipment (0.78%)
   Phillips NV ADR                        7,769          660,365

Environmental Quality (0.02%)
   MPW Industrial Services Group, Inc.      900(a)        12,150

Farm & Garden Machinery (0.76%)
   Case Corp.                            13,400       $  646,550

Finance Services (0.29%)
   Conning Corp.                            700           13,650
   Nomura Securities Co. Ltd. ADR         2,000          232,734

                                                         246,384
Fire, Marine, & Casualty
Insurance (4.34%)
   Allstate Corp.                         6,800          622,625
   General Re Corp.                       2,800          709,800
   Loews Corp.                           20,000        1,742,500
   Mercury General Corp.                    800           51,550
   Mutual Risk Management Ltd.            1,200           43,725
   Orion Capital Corp.                    2,400          134,100
   St. Paul Cos., Inc.                    3,800          159,838
   Tokio Marine & Fire Insurance ADR      4,600          234,025

                                                       3,698,163
Footwear, Except Rubber (0.44%)
   Olivetti & Co. SPA ADR               253,968          377,904

Furniture & Home Furnishings
Stores (0.01%)
   Guitar Center, Inc.                      400(a)        12,050

General Industrial Machinery (0.67%)
   Amergroup Ltd. ADR                     5,500(a)        53,130
   SKF AB ADR                            15,370          279,542
   Tyco International Ltd.                3,800          239,400

                                                         572,072
Grain Mill Products (0.37%)
   Quaker Oats Co.                        1,700           93,394
   Ralston-Ralston Purina Group           1,900          221,944

                                                         315,338
Groceries & Related Products (0.13%)
   U.S. Foodservice, Inc.                 3,100(a)       108,694

Grocery Stores (0.10%)
   Koninklijke Bijenkorf Beheer NV ADR    2,400           84,061

Holding Offices (0.22%)
   Jardine Strategic Holdings Ltd. ADR   10,000           38,000
   Trizec Hahn Corp.                      6,934          148,648

                                                         186,648
Hotels & Motels (0.43%)
   Four Seasons Hotel, Inc.               1,200           42,300
   Hilton Hotels Corp.                    3,400           96,900
   John Q. Hammons Hotels, Inc.           3,300           23,306
   Ladbroke Group ADR                     18500          204,187

                                                         366,693
Household Audio & Video
 Equipment (0.25%)
   Sony Corp. ADR                         2,500          215,156

Household Furniture (0.06%)
   Furniture Brands International, Inc.   1,700(a)        47,706

Industrial Inorganic Chemicals (0.85%)
   Akzo ADR                               4,283          474,878
   Monsanto Co.                           3,200          178,800
   Olin Corp.                             1,800           75,037

                                                         728,715
Industrial Organic Chemicals (0.09%)
   Nova Corp. ADR                         6,700       $   77,469

Iron & Steel Foundries (0.24%)
   Howmet International, Inc.             1,400(a)        21,000
   Kawasaki Steel Corp. ADR               7,900          142,306
   Kubota Corp. ADR                         850           39,100

                                                         202,406
Life Insurance (0.95%)
   American General Corp.                 2,700          192,206
   Lincoln National Corp.                 2,800          255,850
   Reinsurance Group of America, Inc.     1,300(a)        76,863
   Reinsurance Group of America, Inc.,
     Non-Voting                           5,600(a)       287,350

                                                         812,269
Lumber & Construction Materials (0.04%)
   Martin Marietta Materials, Inc.          800           36,000

Mailing, Reproduction,
Stenographic (0.06%)
   Advo, Inc.                             1,900(a)        53,556

Management & Public Relations (0.63%)
   Nielsen Media Research                77,800          340,375
   Ogden Corp.                            5,400          149,513
   Steven Myers & Associates, Inc.        2,300(a)        44,275

                                                         534,163
Meat Products (0.69%)
   Groupe Danone                         10,764          592,020

Men's & Boys' Clothing Stores (0.02%)
   Dave & Busters, Inc.                     800(a)        19,900

Metalworking Machinery (0.17%)
   Makita Corp. ADR                      13,000          148,688

Miscellaneous Amusement,
Recreation Service (0.47%)
   SFX Entertainment, Inc.                7,900(a)       362,412
   Station Casinos, Inc.                  2,900(a)        42,594

                                                         405,006
Miscellaneous Chemical
Products (0.19%)
   Millenium Chemicals, Inc.              4,800          162,600

Miscellaneous Converted Paper
Products (0.00%)
   P.T. Inti Indorayon Utama ADR         10,000(a)         1,114

Miscellaneous Electrical Equipment &
Supplies (0.24%)
   TDK Corp. ADR                          2,800          208,600

Miscellaneous Food & Kindred
Products (0.25%)
   Nestle Reg. ADR                        2,000          214,001

Miscellaneous Investing (5.91%)
   Avalon Bay Communities, Inc.           4,400          167,200
   Bedford Property Investors             4,000           73,000
   Brandywine Realty Trust                9,400          210,325
   Burnham Pacific Properties, Inc.      17,300          245,444

Miscellaneous Investing (Continued)
   Carramerica Realty Corp.              13,200       $  374,550
   CBL & Associates Properties, Inc.      1,800           43,650
   Cendant Corp.                         20,997(a)       438,312
   Chateau Properties                    11,353          326,399
   Crescent Real Estate Equities Co.        200            6,725
   Equity Office Properties Trust         5,719          162,277
   Equity Residential Properties Trust    1,400           66,412
   Essex Property Trust, Inc.             8,700          269,700
   Federal Realty Investment Trust       12,100          291,156
   Great Lakes Reit, Inc.                 8,800          153,450
   Irvine Apartment Communities, Inc.     4,100          118,644
   Kilroy Realty Corp.                    2,400           60,000
   Mack-Cali Realty Corp.                 2,900           99,687
   Manufactured Home Communities, Inc.      700           16,887
   Pan Pacific Retail Properties, Inc.    3,000           79,462
   Pennsylvania Real Estate               3,500           77,656
   Prime Group Realty Trust, Inc.         9,200          157,550
   Public Storage, Inc.                   2,300           64,400
   Ramco-Gershenson Properties              100            1,900
   Reckson Associates Realty Corp.        3,900           92,138
   Reckson Service Industries, Inc.         624            2,067
   Regency Realty Corp.                   5,000          125,625
   Security Capital Atlantic, Inc.       10,052          224,285
   Shurgard Storage Center                1,800           49,950
   Spieker Properties, Inc.               1,300           50,375
   Starwood Hotels & Resorts              5,690          274,898
   Sun Communities, Inc.                  2,400           79,500
   Taubman Centers, Inc.                 18,500          263,625
   Urban Shopping Centers, Inc.           3,000           94,500
   Vornado Realty Trust                   1,400           55,563
   Wellsford Real Properties, Inc.       15,777(a)(b)    222,850

                                                       5,040,162
Miscellaneous Non-Durable
Goods (0.16%)
   Mitsubishi Corp. ADR                  11,000          136,325

Miscellaneous Shopping Goods
Stores (0.12%)
   Dollar Tree Stores, Inc.                 450(a)        18,281
   Staples, Inc.                          2,800(a)        81,025

                                                          99,306
Miscellaneous Special Trade
Contractors (0.05%)
   Hang Lung Development Co. ADR          9,400           46,705

Motor Vehicles & Equipment (2.01%)
   Fiat Spa ADR                           5,170          113,740
   General Motors Corp.                   8,900          594,631
   Meritor Automotive, Inc.               7,666          183,984
   Navistar Intl. Corp.                   3,500(a)       101,063
   Toyota Motor Corp. ADR                 8,600          446,125
   Volkswagen AG ADR                      1,400          270,377

                                                       1,709,920
Motor Vehicles, Parts & Supplies (0.02%)
   Keystone Automotive Industries, Inc.     700(a)        16,188

Newspapers (0.50%)
   Harte-Hanks, Inc.                      2,500       $   64,531
   Pulitzer Publishing Co.                4,100          365,925

                                                         430,456
Non-classifiable Establishments (0.02%)
   Keppel Corp. Ltd. ADR                  5,375           16,162

Nursing & Personal Care
Facilities (0.02%)
   Paragon Health Network, Inc.             900(a)        14,513

Office Furniture (0.91%)
   Knoll, Inc.                           20,200(a)       595,900
   Steelcase, Inc.                        7,000          182,000

                                                         777,900
Ophthalmic Goods (0.10%)
   Bausch & Lomb                          1,650           82,706

Passenger Transportation
Arrangement (0.16%)
   Sabre Group Holdings, Inc.             3,700(a)       140,600

Periodicals (0.19%)
   Primedia, Inc.                        11,760(a)       159,495

Personal Credit Institutions (0.71%)
   American Express Co.                   5,300          604,200

Petroleum Refining (0.70%)
   Ashland, Inc.                          3,900          201,338
   Atlantic Richfield Co.                 1,400          109,375
   Mobil Corp.                            1,400          107,275
   Total SA IE Francaise ADR              2,800          183,050

                                                         601,038
Photographic Equipment &
 Supplies (0.91%)
   Fuji Photo Film                        8,800          304,150
   OCE NV                                 5,600          237,300
   Xerox Corp.                            2,300          233,738

                                                         775,188
Plastic Materials & Synthetics (0.43%)
   Du Pont (E.I.) De Nemour               4,500          335,812
   Shanghai Petrochemical Co. Ltd. ADR    2,600           29,088

                                                         364,900
Professional & Commercial
Equipment (0.10%)
   Ingram Micro, Inc.                     2,000(a)        88,500

Radio & Television  Broadcasting (2.28%)
   American Tower Corp., Class A          2,400(a)        59,850
   Clear Channel Communications          17,000(a)     1,855,125
   Metro Networks, Inc.                   6,008(a)        25,875

                                                       1,940,850
Railroads (0.10%)
   Nagoya Railroad Co. Ltd.               2,900           87,762

Real Estate Agents & Managers (0.04%)
   Atlantic Gulf Communities Co.         15,700(a)        32,381

Real Estate Operators & Lessors (1.09%)
   Arden Realty Group, Inc.              12,000          310,500
   Brookfield Properties Corp.           16,800          231,343
   Pacific Gulf Properties               10,000          213,125
   Sekisui House Ltd. ADR                 2,300          178,153

                                                         933,121
Search & Navigation Equipment (0.85%)
   Litton Industries, Inc.               12,300(a)       725,700

Security Brokers & Dealers (0.19%)
   Merrill Lynch & Co., Inc.              1,800          166,050

Security & Commodity Services (0.18%)
   Pimco Advisors Holdings LP             3,400          116,025
   Waddell & Reed Financial, Inc.         1,500           35,906

                                                         151,931
Soap, Cleaners & Toilet Goods (0.54%)
   KAO Corp. ADR                          2,200          339,229
   Shiseido Co. Ltd. ADR                 11,000          124,912

                                                         464,141
Subdividers & Developers (0.03%)
   Singapore Land ADR                    11,600           24,305

Sugar & Confectionery Products (0.23%)
   Perlis Plantations ADR                25,000           21,697
   Tootsie Roll Industries, Inc.            406           31,161
   Wrigley (Wm.) Jr. Co.                  1,500          147,000

                                                         199,858
Surety Insurance (0.15%)
   CMAC Investment Corp.                  2,100          129,150

Telephone Communications (2.23%)
   AT&T Corp.                             3,200          182,800
   BCE, Inc.                             17,180          733,371
   Bell Atlantic Corp.                    4,400          200,750
   Cellular Communications
     International, Inc.                  1,150(a)        57,356
   Sprint Corp.                           2,600          183,300
   Telecommunicacoes Brasileiras SA ADR      18            1,966
   Telefonica SA Sponsored ADR            2,500          347,656
   U.S. West, Inc.                        4,200          197,400

                                                       1,904,599
Tires & Inner Tubes (0.30%)
   Bridgestone ADR                        1,100          259,970

Water Transportation of
Freight, NEC (0.19%)
   Penninsular & Oriental Steamships ADR  5,722          165,070


                             Total Common Stock       50,147,105

Preferred Stocks (0.06%)

Periodicals (0.00%)
   Time Warner                                3              333

Real Estate Agents & Managers (0.06%)
   Atlantic Gulf Communities              4,809(a)        48,099


                         Total Preferred Stocks           48,432

Bonds (7.93%)

Business Credit Institutions (1.27%)
   AT&T Capital Corp. Medium-Term
     Notes; 5.85%; 1/5/99             $ 330,000       $  329,745
   Ford Credit Auto Owner Trust
     Asset Backed Series 1998-B,
     Class A3; 5.85%; 10/15/01          500,000          500,670
   Ford Motor Credit Notes;
     6.13%; 4/28/03                     250,000          250,438

                                                       1,080,853
Collateralized Mortgage
Obligations (0.59%)
   AESOP Funding II LLC Series 1997-1,
     Class A1; 6.22%; 10/20/01          500,000(b)       504,400

Commercial Banks (2.16%)
   Asian Development Bank Global Bonds
     5.75%; 5/19/03                     500,000          500,590
   First Plus Home Loan Trust Asset
     Backed Series 1997-4, Class A4;
     6.57%; 4/10/13                     150,000          151,529
   First Union - Lehman Brothers
     Commercial, Class 2 A1;
     6.48%; 3/18/04                     329,769          333,031
   Lehman Large Loan Series 1997-LLI,
     Class A1; 6.79%; 6/12/04           492,634          507,536
   Merrill Lynch & Co. Notes;
     6.00%; 2/12/03                     350,000          349,785

                                                       1,842,471
Electrical Goods (0.41%)
   Empresa Nacional Electric Yankee
     Notes; 7.75%; 7/15/08              350,000          349,747

Electronic Distribution
Equipment (0.30%)
   Israel Electric Corp. Senior Notes;
     7.25%; 12/15/06                    250,000(b)       257,768

Finance Services (0.30%)
   Team Fleet Finance Corp. Notes;
     7.35%; 5/15/03                     250,000          259,023

Household Audio & Video
Equipment (0.30%)
   Sony Corp. Notes;
     6.13%; 3/4/03                      250,000          250,529

Life Insurance (0.33%)
   Liberty Mutual Surplus Notes;
     8.20%; 5/4/07                      250,000(b)       278,885

Miscellaneous Equipment Rental
& Leasing (0.29%)
   Oil Enterprises Ltd. Global
     Bonds; 6.24%; 6/30/08              250,000          249,975

Miscellaneous Investing (0.30%)
   Simon Debartolo Medium-Term
     Notes; 7.13%; 9/20/07              250,000          252,409

Motor Vehicles, Parts & Supplies (0.42%)
   Mid-State Trust Pass-Through
     Series 4, Class A;
     8.33%; 4/1/30                      330,762          359,444

Personal Credit Institutions (0.29%)
   GMAC Medium-Term Notes;
     6.10%; 12/6/00                     250,000          250,349

Security Brokers & Dealers (0.97%)
   CNA Financial Notes; 6.50%; 4/15/05  250,000          251,718
   Donaldson Lufkin & Jenrette
     Medium-Term Notes;
     6.90%; 10/1/07                     250,000          260,150
   Salomon, Inc. Senior Notes;
     7.30%; 5/15/02                     300,000          312,007

                                                         823,875


                                    Total Bonds        6,759,728


U.S. Government Treasury Notes & Bonds (22.30%)

   5.75%; 10/31/00                    3,000,000        3,015,000
   6.38%; 3/31/01                     2,500,000        2,552,345
   6.25%; 2/28/02                     2,500,000        2,557,032
   5.75%; 8/15/03                     3,000,000        3,031,875
   7.25%; 8/15/04                     3,000,000        3,265,314
   6.50%; 8/15/05                     1,750,000        1,847,344
   6.25%; 2/15/07                     1,600,000        1,676,000
   6.25%; 8/15/23                     1,000,000        1,070,313


     Total U.S. Government Treasury Notes & Bonds     19,015,223


                                       Principal
    Type     Rate      Maturity         Amount          Value


Federal National Mortgage Association (FNMA)
Certificate (1.64%)

FNMA 8.00%   2/1/12  $                399,047 $       411,820
FNMA 6.00%   4/1/13                   997,905         986,878



                                     Total FNMA        1,398,698


           Total Portfolio Investments (90.73%)       77,369,186

Cash and receivables, net of liabilities (9.27%)       7,908,715


                     Total Net Assets (100.00%)      $85,277,901



(a) Non-income producing security - No dividend paid during the past twelve months. (b) Restricted security - See Note 4 to the financial statements.

BALANCED ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (56.28%)

Auto & Home Supply Stores (0.86%)
   Autozone, Inc.                        46,200(a)   $ 1,475,512

Bakery Products (0.45%)
   Sara Lee Corp.                        13,800          771,938

Beverages (1.31%)
   Pepsico, Inc.                         35,900        1,478,631
   Universal Foods Corp.                 34,400          763,250

                                                       2,241,881
Commercial Banks (4.28%)
   BankBoston Corp.                      23,000        1,279,375
   First Union Corp.                     24,708        1,439,241
   Fleet Financial Group, Inc.           19,700        1,644,950
   National City Corp.                    7,080          502,680
   NationsBank Corp.                     19,200        1,468,800
   PNC Financial Corp.                   18,500          995,531

                                                       7,330,577
Commercial Printing (0.55%)
   R. R. Donnelley & Sons Co.            20,700          947,025

Communications Equipment (0.78%)
   Allen Telecom, Inc.                   13,000(a)       151,125
   General Instrument Corp.              43,200(a)     1,174,500

                                                       1,325,625
Computer & Data Processing
Services (2.47%)
   Adobe Systems, Inc.                   27,900        1,184,006
   Electronic Data Systems Corp.         39,600        1,584,000
   First Data Corp.                      43,600        1,452,425

                                                       4,220,431
Computer & Office Equipment (2.10%)
   3COM Corp.                            17,500(a)       537,031
   Cabletron Systems, Inc.               55,000(a)       739,063
   Hewlett-Packard Co.                   12,400          742,450
   International Business Machines Corp. 13,700        1,572,931

                                                       3,591,475
Consumer Products (2.38%)
   Fortune Brands, Inc.                  36,600        1,406,812
   Philip Morris Cos., Inc.              36,000        1,417,500
   RJR Nabisco Holdings Corp.            12,800          304,000
   UST, Inc.                             35,300          953,100

                                                       4,081,412
Crude Petroleum & Natural Gas (1.34%)
   Texaco, Inc.                          38,300        2,286,031

Department Stores (0.86%)
   Dillard's, Inc., Class A              35,400        1,466,888

Drugs (4.23%)
   Abbott Labs                           16,600          678,525
   American Home Products Corp.          24,200        1,252,350
   Johnson & Johnson                     23,300        1,718,375
   Merck & Co., Inc.                     15,600        2,086,500
   Pharmacia & Upjohn, Inc.              32,200        1,485,225

                                                       7,220,975
Electric Services (2.35%)
   Central & Southwest Corp.             61,400      $ 1,650,125
   Dominion Resources, Inc.              23,700          965,775
   Houston Industries, Inc.              32,200          994,175
   Potomac Electric Power Co.            16,400          411,025

                                                       4,021,100
Electrical Industrial Apparatus (0.74%)
   Emerson Electric Co.                  20,900        1,261,837

Electronic Components &
Accessories (0.87%)
   Amp, Inc.                             26,200          900,625
   National Semiconductor Corp.          43,900(a)       578,931

                                                       1,479,556
Electronic Distribution
Equipment (0.58%)
   General Electric Co.                  10,800          982,800

Fats & Oils (0.67%)
   Archer Daniels Midland Co.            58,824        1,139,715

Federal & Federally-Sponsored
Credit (0.51%)
   Federal National Mortgage Association 14,400          874,800

Fire, Marine, & Casualty
Insurance (2.49%)
   General Re Corp.                       6,100        1,546,350
   Loews Corp.                           15,600        1,359,150
   Safeco Corp.                          29,500        1,340,406

                                                       4,245,906
General Industrial Machinery (0.65%)
   Pall Corp.                            54,300        1,113,150

Grain Mill Products (0.95%)
   Ralston-Ralston Purina Group          13,900        1,623,694

Greeting Cards (0.25%)
   American Greetings Corp.               8,500          432,969

Grocery Stores (2.98%)
   Albertson's, Inc.                     32,000        1,658,000
   American Stores Co.                   66,900        1,618,144
   Sysco Corp.                           71,600        1,834,750

                                                       5,110,894
Household Appliances (0.29%)
   Sunbeam Corp.                         47,300          490,738

Household Furniture (0.25%)
   Masco Corp.                            7,000          423,500

Industrial Inorganic Chemicals (0.73%)
   Dow Chemical Co.                       9,300          899,194
   Eastman Chemical Co.                   5,450          339,262

                                                       1,238,456
Jewelry, Silverware, & Plated
Ware (0.14%)
   Jostens, Inc.                          9,700          234,013

Life Insurance (0.83%)
   Lincoln National Corp.                15,600        1,425,450

Management & Public Relations (1.19%)
   Cognizant Corp.                       16,900      $ 1,064,700
   Dun & Bradstreet Corp.                26,600          960,925

                                                       2,025,625
Meat Products (0.92%)
   Tyson Foods, Inc.                     72,600        1,574,512

Medical Instruments & Supplies (0.85%)
   St. Jude Medical, Inc.                39,550(a)     1,455,934

Medical Services & Health
Insurance (2.36%)
   AON Corp.                             13,125          922,031
   Conseco, Inc.                          7,000          327,250
   Foundation Health Systems, Inc.,
     Class A                             51,440(a)     1,356,730
   Pacificare Health Systems, Inc.,
     Class B                             16,200(a)     1,431,675

                                                       4,037,686
Metal Forgings & Stampings (0.51%)
   Newell Co.                            17,600          876,700

Miscellaneous Shopping
Goods Stores (0.90%)
   Toys `R' Us, Inc.                     65,500(a)     1,543,344

Motor Vehicles & Equipment (0.58%)
   Ford Motor Co.                        16,654          982,586

Motor Vehicles, Parts & Supplies (0.89%)
   Grainger (W. W.), Inc.                30,400        1,514,300

Oil & Gas Field Service (0.50%)
   Diamond Offshore Drilling             21,200          848,000

Paper Mills (1.57%)
   Fort James Corp.                      20,800          925,600
   Kimberly Clark Corp.                  38,400        1,761,600

                                                       2,687,200
Personal Credit Institutions (0.20%)
   Associates First Capital `A'           4,364          335,483

Petroleum Refining (3.54%)
   Amerada Hess Corp.                    17,800          966,763
   Amoco Corp.                           38,600        1,606,725
   Atlantic Richfield Co.                23,600        1,843,750
   Exxon Corp.                           22,800        1,625,925

                                                       6,043,163
Plastic Materials & Synthetics (0.10%)
   Wellman, Inc.                          7,400          167,888

Pulp Mills (0.31%)
   Boise Cascade Corp.                   16,000          524,000

Rubber & Plastics Footwear (0.66%)
   Nike, Inc.                            23,000        1,119,813

Sanitary Services (1.98%)
   Browning-Ferris Industries, Inc.      30,800        1,070,300
   Waste Management, Inc.                65,800        2,303,000

                                                       3,373,300
Security Brokers & Dealers (0.30%)
   Bear Stearns Cos., Inc.                8,900      $   506,187

Telephone Communication (1.57%)
   AT&T Corp.                            16,100          919,712
   GTE Corp.                             21,800        1,212,625
   Motorola, Inc.                        10,300          541,394

                                                       2,673,731
Variety Stores (0.46%)
   Wal-Mart Stores, Inc.                 12,800          777,600


                            Total Common Stocks       96,125,400


                                       Principal
                                        Amount          Value


Bonds (32.82%)

Beverages (0.59%)
   Seagram Co., Ltd. Notes;
      6.50%; 4/1/03                  $1,000,000      $ 1,009,684

Blast Furnace & Basic Steel
Products (1.14%)
   Carpenter Technology Corp.
     Medium-Term Notes;
     6.99%; 4/20/18                   1,700,000        1,733,221
   Quanex Corp. Convertible
     Subordinated Debentures;
     6.88%; 6/30/07                     200,000          212,750

                                                       1,945,971
Business Credit Institutions (2.67%)
   CIT Group Holdings Senior
     Medium-Term Notes;
     6.38%; 10/1/02                   1,500,000        1,519,251
   Ford Motor Credit Co. Notes;
     7.75%; 3/15/05                   1,400,000        1,517,135
   Heller Financial, Inc. Notes;
     6.44%; 10/6/02                   1,500,000        1,510,694

                                                       4,547,080
Commercial Banks (1.60%)
   J.P. Morgan & Co., Inc. Subordinated
     Notes; 6.70%; 11/1/07            1,000,000        1,029,900
   NationsBank Corp. Subordinated
     Notes; 7.80%; 9/15/16            1,500,000        1,698,382

                                                       2,728,282
Communications Equipment (0.67%)
   Motorola, Inc. Debentures Note;
     7.50%; 5/15/25                   1,000,000        1,139,716

Computer & Office Equipment (1.36%)
   IBM Corp. Debentures;
     7.00%; 10/30/25                  1,500,000        1,600,869
   Seagate Technology, Inc.
     Senior Notes;
     7.37%; 3/1/07                      750,000          729,310

                                                       2,330,179
Consumer Products (1.19%)
   Philip Morris Cos., Inc. Notes;
     7.25%; 9/15/01                  $1,000,000      $ 1,029,296
   Philip Morris Cos., Inc. Notes;
     6.15%; 3/15/00                   1,000,000          999,490

                                                       2,028,786
Department Stores (1.31%)
   Dillards Department Stores, Inc.
     Notes; 7.38%; 6/1/06               670,000          721,828
   Fred Meyer, Inc. Senior Notes;
     7.38%; 3/1/05                      500,000          503,893
   Sears Roebuck & Co. Medium-Term
     Notes; 8.00%; 2/15/99            1,000,000        1,012,235

                                                       2,237,956
Electric Services (1.50%)
   Louisiana Power & Light 1st
     Mortgage Bonds;
     6.00%; 3/1/00                      500,000          499,011
   Texas Utilities Electric Co.
     Medium-Term Notes,
     Series D, 1st Mortgage Bond;
     6.25%; 1/31/00                   1,000,000        1,003,179
   Virginia Electric & Power Co.
     1st Mortgage Bond;
     7.38%; 7/1/02                    1,000,000        1,048,291

                                                       2,550,481
Farm & Garden Machinery (1.06%)
   Deere & Co. Senior Debentures;
     8.50%; 1/9/22                    1,500,000        1,813,700

Forest Products (0.90%)
   Weyerhaeuser Co. Debentures Notes;
     6.95%; 10/1/27                   1,500,000        1,541,418

General Government, NEC (0.92%)
   Province of Quebec, Canada
     Debentures; 7.00%; 1/30/07       1,500,000        1,574,175

Miscellaneous Investing (1.51%)
   Federal Realty Investment Trust
     Notes; 8.88%; 1/15/00            1,000,000        1,038,034
   Kimco Realty Corp. Senior Notes;
     6.50%; 10/1/03                   1,525,000        1,532,486

                                                       2,570,520
Mortgage Bankers & Brokers (1.00%)
   Countrywide Funding Corp.
     Medium-Term Notes;
     6.54%; 4/14/00                   1,700,000        1,714,374

Motion Picture Production &
Services (0.31%)
   Viacom, Inc. Guaranteed Senior Notes;
     7.75%; 6/1/05                      500,000          534,902

Motor Vehicles & Equipment (1.80%)
   Chrysler Corp. Debentures;
     7.45%; 3/1/27                    1,500,000        1,661,412
   General Motors Corp. Debentures;
     7.70%; 4/15/16                   1,250,000        1,410,984

                                                       3,072,396
Paper & Paper Products (0.47%)
   Boise Cascade Office Products
     Corp. Notes; 7.05%; 5/15/05        800,000          806,522

Paper Mills (0.59%)
   International Paper Co. Notes;
     6.88%; 7/10/00                  $1,000,000      $ 1,014,905

Personal Credit Institutions (2.67%)
   American General Finance Corp.
     Notes; 5.88%; 7/1/00             1,000,000          998,136
   Associates Corp. of North America
     Senior Notes; 6.45%; 10/15/01    1,500,000        1,519,953
   General Electric Capital Corp. Notes;
     6.50%; 11/1/26                   1,000,000        1,034,395
   General Motors Acceptance Corp.
     Notes; 7.00%; 3/1/00             1,000,000        1,014,911

                                                       4,567,395
Petroleum & Petroleum
Products (0.90%)
   Enron Corp. Notes;
     6.75%; 9/1/04                    1,500,000        1,539,705

Petroleum Refining (0.24%)
   Pennzoil Co. Senior Exchangeable
     Debentures; 6.50%; 1/15/03         200,000          407,000

Plumbing & Heating, Except
Electricity (0.59%)
   Masco Corp. Notes; 6.13%; 9/15/03  1,000,000        1,002,089

Primary Nonferrous Metals (0.64%)
   Reynolds Metals Co. Medium-Term
     Notes; 9.31%; 1/3/02             1,000,000        1,089,698

Railroads (1.73%)
   Norfolk Southern Debentures;
     9.00%; 3/1/21                    1,500,000        1,939,364
   Union Pacific Corp. Notes;
     7.00%; 6/15/00                   1,000,000        1,015,497

                                                       2,954,861
Security Brokers & Dealers (2.93%)
   Bear Stearns Cos., Inc. Senior Notes;
     6.13%; 2/1/03                    1,600,000        1,598,794
   Lehman Brothers, Inc. Senior
     Subordinated Notes;
     6.13%; 2/1/01                    1,000,000        1,000,517
   Merrill Lynch & Co. Notes;
     7.00%; 1/15/07                   1,250,000        1,315,418
   Morgan Stanley Group, Inc.
     Debentures; 8.88%; 10/15/01      1,000,000        1,082,620

                                                       4,997,349
Surety Insurance (0.62%)
   MBIA, Inc. Debentures;
     7.00%; 12/15/25                  1,000,000        1,062,954

Telephone Communication (0.97%)
   AT&T Corp. Senior Notes;
     7.75%; 3/1/07                    1,500,000        1,659,160

Trucking & Courier Services,
Except Air (0.03%)
   Builders Transport, Inc. Convertible
     Subordinated Debentures;
     6.50%; 5/1/11                      306,000(b)        59,670

Trusts (0.91%)
   Salomon Smith Barney Holdings, Inc.
     Notes; 7.98%; 3/1/00            $1,500,000      $ 1,546,094


                                    Total Bonds       56,047,022


                                       Principal
    Type     Rate      Maturity         Amount          Value


Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (4.02%)

FHLMC       6.50%  9/1/27-2/1/28     $4,938,605      $ 4,923,470
FHLMC       7.00   12/1/27            1,905,512        1,934,533


                       Total FHLMC Certificates        6,858,003

Government National Mortgage Association (GNMA)
Certificates (3.08%)

GNMA II     6.00   6/20/98-9/20/26    5,423,703        5,259,446


                                       Principal
                                        Amount          Value


Asset-Backed Securities (1.18%)

Personal Credit Institutions (1.18%)
   Chase Manhattan Credit Card Master
     Trust Asset-Backed Certificates
     Series 97-2, Class A; 6.30%; 4/15/03
                                         2,000,000     2,022,600

Commercial Paper (3.73%)

Personal Credit Institutions (3.73%)
   Investment in Joint Trade Account;
     Associates Corp.;
     6.25%; 7/1/98                    6,375,332        6,375,332


          Total Portfolio Investments (101.11%)      172,687,803

Liabilities, net of cash and receivables (-1.11%)     (1,903,339)


                     Total Net Assets (100.00%)     $170,784,464



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Non-income producing security - Security in default.

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
BOND ACCOUNT


                                       Principal
                                        Amount          Value


Bonds (94.65%)

Air Transportation, Scheduled (0.92%)
   Federal Express Corp.,
     Pass-Through Cert.;
     7.96%; 3/28/17                  $  282,311       $  321,470
     7.58%; 7/2/19                      500,000          547,880

                                                         869,350
Aircraft & Parts (0.35%)
   Textron, Inc. Medium-Term Notes,
     Series C; 9.55%; 3/19/01           300,000          326,398

Bakery Products (1.04%)
   Nabisco, Inc. Notes;
     7.05%; 7/15/07                     950,000          982,453

Beverages (1.93%)
   Joseph E. Seagram & Sons
     Guaranteed Debentures;
     8.88%; 9/15/11                   1,500,000        1,822,756

Broadwoven Fabric Mills,
Cotton (1.65%)
   Burlington Industries, Inc. Notes;
     7.25%; 9/15/05                   1,500,000        1,553,731

Cable & Other Pay TV
Services (1.16%)
   TCI Communications, Inc. Senior
     Notes; 8.00%; 8/1/05             1,000,000        1,096,589

Combination Utility Services (2.41%)
   MidAmerican Energy Co.
     Medium-Term Notes;
     6/38%; 6/15/06                   2,000,000        1,990,900
   Public Service Electric & Gas
     Medium-Term Notes;
     8.16%; 5/26/09                     250,000          287,116

                                                       2,278,016
Commercial Banks (1.07%)
   NationsBank Corp. Subordinated
     Notes; 6.38%; 2/15/08            1,000,000        1,007,582

Computer & Office Equipment (2.06%)
   Seagate Technology, Inc.
     Senior Notes;
     7.37%; 3/1/07                    2,000,000        1,944,826

Consumer Products (0.87%)
   Philip Morris Cos. Notes;
     6.80%; 12/1/03                     500,000          510,325
   RJR Nabisco Capital Corp. Senior
     Notes; 8.75%; 4/15/04              300,000          312,000

                                                         822,325
Copper Ores (0.32%)
   Asarco, Inc. Notes; 7.38%; 2/1/03    300,000          306,000

Crude Petroleum & Natural Gas (0.87%)
   Occidental Petroleum Corp.
     Medium-Term Notes;
     9.73%; 6/15/01                  $  250,000       $  274,129
   Union Oil of California
     Medium-Term Notes;
     7.77%; 4/19/05                     500,000          546,080

                                                         820,209
Department Stores (3.76%)
   Fred Meyer, Inc. Senior Notes;
     7.38%; 3/1/05                    1,000,000        1,007,786
   Harcourt General, Inc. Subordinated
     Notes; 9.50%; 3/15/00              350,000          367,085
   J. C. Penney Co., Inc. Medium-
     Term Notes, Series A;
     6.88%; 10/15/15                  1,500,000        1,545,311
   Sears Roebuck Co. Medium-Term
     Notes; 9.05%; 2/6/12               500,000          627,602

                                                       3,547,784
Drug Stores & Proprietary
Stores (1.66%)
   Rite Aid Corp. Senior Debentures;
     6.88%; 8/15/13                   1,500,000        1,570,619

Electric Services (1.49%)
   Cleveland Electric Illuminating Co.
     First Mortgage Bonds;
     8.75%; 11/15/05                    400,000          402,720
   Southern California Edison Co.
     Notes; 6.38%; 1/15/06            1,000,000        1,006,081

                                                       1,408,801
Engines & Turbines (1.15%)
   Brunswick Corp. Debentures;
     7.38%; 9/1/23                    1,000,000        1,084,151

Fabricated Rubber Products,
NEC (0.30%)
   M. A. Hanna Co. Senior Notes;
     9.38%; 9/15/03                     250,000          284,995

Farm & Garden Machinery (1.72%)
   Case Corp. Notes; 7.25%; 1/15/16   1,500,000        1,619,226

Gas Production & Distribution (0.83%)
   Enron Corp. Notes;
     7.13%; 5/15/07                     750,000          784,425

General Government, NEC (1.21%)
   Ontario Hydro Debentures;
     7.45%; 3/31/13                     500,000          558,960
   Province of Saskatchewan, Canada
     Global Notes; 8.00%; 2/1/13        500,000          583,115

                                                       1,142,075
General Industrial Machinery (1.07%)
   Timken Co. Medium-Term Notes;
     6.20%; 1/15/08                   1,000,000        1,009,216

Gold & Silver Ores (0.80%)
   Placer Dome, Inc. Notes;
     7.13%; 6/15/07                     750,000          759,083

Grain Mill Products (1.19%)
   Ralston Purina Co. Debentures;
     7.75%; 10/1/15                  $1,000,000       $1,119,875

Groceries & Related Products (1.60%)
   Supervalu, Inc. Medium-Term Notes,
     Series B; 6.49%; 12/12/05        1,500,000        1,508,464

Grocery Stores (2.38%)
   American Stores Co. Bonds;
     8.00%; 6/1/26                    1,000,000        1,164,464
   Food Lion, Inc. Notes;
     7.55%; 4/15/07                   1,000,000        1,083,366

                                                       2,247,830
Highway & Street Construction (2.03%)
   Foster Wheeler Corp. Notes;
      6.75%; 11/15/05                 1,900,000        1,917,803

Hospitals (0.57%)
   Columbia/HCA Healthcare Corp.
     Medium-Term Notes;
     8.70%; 2/10/10                     500,000          534,448

Hotels & Motels (1.63%)
   Hilton Hotels Corp. Notes;
     7.70%; 7/15/02                   1,500,000        1,539,669

Household Appliances (0.62%)
   Maytag Corp. Medium-Term Notes;
     8.62%; 11/15/07                    500,000          584,613

Household Furniture (0.59%)
   Masco Corp. Debentures;
     7.13%; 8/15/13                     500,000          554,178

Industrial Inorganic Chemicals (1.96%)
   FMC Corp.
     Senior Notes; 6.38%; 9/1/03        200,000          200,803
     Debentures; 7.75%; 7/1/11        1,500,000        1,644,437

                                                       1,845,240
Life Insurance (1.14%)
   John Hancock Mutual Life Insurance
      Co. Surplus Notes;
     7.38%; 2/15/24                   1,000,000(a)     1,079,428

Lumber & Construction
Materials (1.80%)
   Crane Co. Notes; 8.50%; 3/15/04    1,524,000        1,697,119

Machinery, Equipment &
Supplies (0.81%)
   AAR Corp. Notes; 7.25%; 10/15/03     750,000          763,885

Management & Public Relations (1.09%)
   ServiceMaster Co. Ltd. Notes;
     6.95%; 8/15/07                   1,000,000        1,031,331

Millwork, Plywood & Structural
Members (1.28%)
   Georgia-Pacific Corp.
     Debentures; 9.50%; 12/1/11         100,000          124,416
     Senior Debentures; 7.70%; 6/15/151,000,000        1,081,866

                                                       1,206,282
Miscellaneous Amusement, Recreation
Service (1.48%)
   Circus Circus Enterprises Senior
     Notes; 6.45%; 2/1/06            $1,500,000       $1,395,079

Miscellaneous Chemical
Products (2.44%)
   Ferro Corp. Senior Debentures;
     7.63%; 5/1/13                      400,000          447,744
   Smith International, Inc. Senior
     Notes; 7.00%; 9/15/07            1,775,000        1,851,557

                                                       2,299,301
Miscellaneous Investing (4.09%)
   First Industrial LP Medium-Term
     Notes; 7.00%; 12/1/06            2,000,000        2,020,164
   Washington REIT Senior Notes;
     7.25%; 8/13/06                   1,000,000        1,044,818
   Weingarten Realty Investors
     Medium-Term Notes;
     7.29%; 5/23/05                     750,000          791,206

                                                       3,856,188
Miscellaneous Metal Ores (1.14%)
   Cyprus Amax Minerals Notes;
     7.38%; 5/15/07                     650,000          687,676
   Cyprus Minerals Co. Notes;
     10.13%; 4/1/02                     350,000          390,292

                                                       1,077,968
Motor Vehicles & Equipment (0.94%)
   TRW, Inc. Medium-Term Notes;
     9.25%; 12/30/11                    700,000          885,508

Newpapers (1.76%)
   News America Holdings, Inc.
     Guaranteed Senior Notes;
     8.50%; 2/15/05                   1,500,000        1,661,259

Oil & Gas Field Services (2.84%)
   Petroleum Geo-Services ASA
     Notes; 7.50%; 3/31/07            2,000,000        2,171,630
   R&B Falcon Senior Notes;
     6.75%; 4/15/05                     500,000(a)       502,952

                                                       2,674,582
Operative Builders (2.30%)
   Pulte Corp.
     Senior Notes; 8.38%; 8/15/04     1,000,000        1,094,849
     Notes; 7.63%; 10/15/17           1,000,000        1,077,169

                                                       2,172,018
Paper & Paper Products (1.60%)
   Boise Cascade Office Products Corp.
     Notes; 7.05%; 5/15/05            1,500,000        1,512,229

Paper Mills (2.20%)
   Bowater, Inc. Debentures;
     9.38%; 12/15/21                    200,000          262,145
   Champion International Corp. Notes;
     9.88%; 6/1/00                      250,000          266,812
     7.10%; 9/1/05                      875,000          916,377
   Potlatch Corp. Medium-Term
     Notes; 8.75%; 1/14/22              500,000          632,898

                                                       2,078,232
Personal Credit Institutions (3.32%)
   Commercial Credit Co. Notes;
     6.75%; 7/1/07                   $2,000,000       $2,064,744
   General Motors Acceptance Corp.
     Medium-Term Notes;
     8.25%; 2/24/04                     500,000          548,922
     Notes; 6.63%; 10/15/05             500,000          514,538

                                                       3,128,204
Petroleum & Petroleum
Products (0.59%)
   Enron Corp. Notes;
     9.13%; 4/1/03                      500,000          558,324

 Petroleum Refining (4.44%)
   Ashland, Inc. Medium-Term Notes
     Series F; 8.54%; 1/13/05           250,000          282,416
     7.71%; 5/11/07                     500,000          552,028
     7.73%; 7/15/13                     250,000          284,921
   Phillips Petroleum Co. Notes;
     9.38%; 2/15/11                     500,000          638,048
   Sun Co., Inc.
     Notes; 7.13%; 3/15/04              200,000          209,141
     Debentures; 9.00%; 11/1/24         500,000          637,433
   Tosco Corp. Notes; 7.25%; 1/1/07   1,500,000        1,580,722

                                                       4,184,709
Plastic Materials &  Synthetics (2.17%)
   Geon Co. Notes;
     6.88%; 12/15/05                  2,000,000        2,042,758

Primary Nonferrous Metals (0.73%)
   Reynolds Metals Co.
     Medium-Term Notes;
     8.34%; 5/22/07                     500,000          557,139
     7.65%; 2/4/08                      125,000          133,713

                                                         690,852
Pulp Mills (0.23%)
   International Paper Co. Medium-Term
     Notes; 9.70%; 8/15/00              200,000          214,932

Railroads (2.14%)
   Union Pacific Corp.
     Notes; 6.40%; 2/1/06             1,000,000          998,591
     Debentures; 7.00%; 2/1/16        1,000,000        1,022,163

                                                       2,020,754
Rental of Railroad Cars (1.10%)
   Gatx Capital Corp. Medium-Term
     Notes, Series C; 6.86%; 10/13/05 1,000,000        1,039,044

Sanitary Services (1.76%)
   Laidlaw, Inc. Senior Notes;
     7.88%; 4/15/05                   1,045,000        1,139,886
   WMX Technologies, Inc. Notes;
     7.00%; 10/15/06                    500,000          516,917

                                                       1,656,803
Sawmills & Planning Mills (0.84%)
   MacMillan Bloedel Delaware
     Guaranteed Notes; 8.50%; 1/15/04   750,000          796,860

Security Brokers & Dealers (3.36%)
   Bear Stearns Co., Inc. Senior Notes;
     7.00%; 3/1/07                   $1,000,000       $1,046,344
   Lehman Brothers, Inc.
     Senior Subordinated Notes;
     7.38%; 1/15/07                   2,000,000        2,122,012

                                                       3,168,356
Telephone Communication (5.65%)
   GTE Corp. Notes; 6.36%; 4/15/06    2,000,000        2,009,034
   Korea Telecom Notes;
     7.63%; 4/15/07                   1,500,000        1,162,256
   Sprint Corp. Notes; 8.13%; 7/15/02   500,000          536,470
   WorldCom, Inc. Notes;
     7.75%; 4/1/07                    1,500,000        1,620,384

                                                       5,328,144
Variety Stores (0.20%)
   Dayton-Hudson Corp. Debentures;
     9.63%; 2/1/08                      150,000          185,439


                                    Total Bonds       89,298,318

Asset-Backed Securities (2.23%)

Security Brokers & Dealers (2.23%)
   Merrill Lynch Mortgage Investors, Inc.
     Collateralized Mortgage-Backed
     Security, Series 95-C3, Class C;
     7.34%*; 12/26/25                 2,000,000        2,102,580

Commercial Paper (1.39%)

Personal Credit Institutions (1.39%)
   Investment in Joint Trade Account;
     Associates Corp.; 6.25%; 7/1/98  1,313,287        1,313,287


           Total Portfolio Investments (98.27%)       92,714,185

Cash and receivables, net of liabilities (1.73%)       1,628,452


                     Total Net Assets (100.00%)      $94,342,637



*  Variable rate (monthly).
(a)  Restricted security - See Note 4 to the financial statements.

CAPITAL VALUE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (96.93%)

Beverages (2.37%)
   Anheuser-Busch Cos., Inc.            135,000      $ 6,370,312
   Pepsico, Inc.                         49,000        2,018,187

                                                       8,388,499
Combination Utility Services (0.74%)
   Montana Power Co.                     75,000        2,606,250

Commercial Banks (20.67%)
   Banc One Corp.                       136,334        7,609,141
   BankBoston Corp.                      76,600        4,260,875
   Chase Manhattan                      110,000        8,305,000
   Comerica, Inc.                       142,500        9,440,625
   First Union Corp.                    166,420      $ 9,693,965
   KeyCorp                              206,000        7,338,750
   National City Corp.                   51,660        3,667,860
   NationsBank Corp.                    101,800        7,787,700
   Summit Bancorp                       150,000        7,125,000
   Union Planters Corp.                 135,000        7,939,688

                                                      73,168,604
Commercial Printing (0.99%)
   R. R. Donnelley & Sons Co.            77,000        3,522,750

Communications Equipment (2.55%)
   Harris Corp.                         202,000        9,026,875

Computer & Office Equipment (1.61%)
   Hewlett-Packard Co.                   33,400        1,999,825
   International Business Machines Corp. 32,200        3,696,962

                                                       5,696,787
Crude Petroleum & Natural Gas (1.33%)
   Texaco, Inc.                          78,800        4,703,375

Drugs (7.25%)
   Abbott Labs                           64,000        2,616,000
   American Home Products Corp.         190,000        9,832,500
   Merck & Co., Inc.                     37,000        4,948,750
   Pharmacia & Upjohn, Inc.              179000        8,256,375

                                                      25,653,625
Electric Light & Wiring
Equipment (1.40%)
   Cooper Industries                     90,000        4,944,375

Electric Services (3.53%)
   Dominion Resources, Inc.              44,400        1,809,300
   FPL Group, Inc.                       38,500        2,425,500
   Houston Industries, Inc.             231,000        7,132,125
   Potomac Electric Power Co.            45,000        1,127,812

                                                      12,494,737
Electrical Industrial Apparatus (0.92%)
   Emerson Electric Co.                  54,180        3,271,117

Electronic Distribution
Equipment (0.64%)
   General Electric Co.                  25,000        2,275,000

Farm & Garden Machinery (1.52%)
   Tenneco, Inc.                        141,600        5,389,650

Fats & Oils (1.06%)
   Archer Daniels Midland Co.           194,260        3,763,787

General Industrial Machinery (1.33%)
   Pall Corp.                           230,100        4,717,050

Grain Mill Products (0.94%)
   Ralston-Ralston Purina Group          28,600        3,340,837

Greeting Cards (2.58%)
   American Greetings Corp.             179,000        9,117,813

Grocery & Related Products (1.21%)
   Sysco Corp.                          166,800        4,274,250

Grocery Stores (1.41%)
   Albertson's, Inc.                     40,600        2,103,588
   American Stores Co.                  120,000        2,902,500

                                                       5,006,088
Household Furniture (2.53%)
   Masco Corp.                          148,200      $ 8,966,100

Industrial Inorganic Chemicals (0.26%)
   Eastman Chemical Co.                  14,900          927,525

Jewelry, Silverware &
Plated Ware (0.22%)
   Jostens, Inc.                         31,700          764,763

Life Insurance (2.57%)
   American General Corp.               128,000        9,112,000

Management & Public Relations (2.14%)
   Dun & Bradstreet Corp.               209,900        7,582,638

Meat Products (0.81%)
   Tyson Foods, Inc.                    132,000        2,862,750

Medical Instruments & Supplies (0.55%)
   St. Jude Medical, Inc.                53,100(a)     1,954,744

Medical Services & Health
Insurance (1.29%)
   AON Corp.                             46,575        3,271,894
   Foundation Health Systems, Inc., Class A
                                         48,620(a)     1,282,352

                                                       4,554,246
Metal Cans & Shipping
Containers (2.88%)
   Crown Cork & Seal Co., Inc.          215,000       10,212,500

Metal Forgings & Stampings (0.90%)
   Newell Co.                            64,000        3,188,000

Miscellaneous Converted Paper
Products (3.95%)
   Avery Dennison Corp.                 130,000        6,987,500
   Minnesota Mining & Mfg. Co.           85,000        6,985,938

                                                      13,973,438
Miscellaneous Food &
Kindred Products (0.22%)
   Universal Foods Corp.                 34,400          763,250

Miscellaneous Shopping Goods
Stores (0.72%)
   Toys 'R' Us, Inc.                    108,700(a)     2,561,244

Motor Vehicles, Parts & Supplies (1.02%)
   Grainger (W. W.), Inc.                72,800        3,626,350

Paper Mills (2.34%)
   Kimberly Clark Corp.                 180,800        8,294,200

Petroleum Refining (7.46%)
   Amoco Corp.                          116,000        4,828,500
   Atlantic Richfield Co.               102,400        8,000,000
   Chevron Corp.                        100,000        8,306,250
   Exxon Corp.                           74,000        5,277,125

                                                      26,411,875
Rental of Railroad Cars (2.73%)
   Gatx Corp.                           220,000        9,652,500

Sanitary Services (2.39%)
   Browning-Ferris Industries, Inc.     243,900        8,475,525

Soap, Cleaners & Toilet Goods (0.80%)
   Avon Products                         36,600      $ 2,836,500

Telephone Communications (6.36%)
   AT&T Corp.                            92,000        5,255,500
   Motorola, Inc.                        31,400        1,650,463
   Southern New England Telecom         130,000        8,515,000
   U.S. West, Inc.                      151,000        7,097,000

                                                      22,517,963
Variety Stores (0.74%)
   Wal-Mart Stores, Inc.                 4,3000        2,612,250


                            Total Common Stocks      343,211,830


                                       Principal
                                        Amount          Value


Commercial Paper (2.97%)

Business Credit Institutions (0.59%)
   General Electric Capital Corp.;
     5.55%; 7/6/98                    $ 255,000      $   254,804
     5.56%; 7/6/98                    1,845,000        1,843,575

                                                       2,098,379
Personal Credit Institutions (2.38%)
   Investment in Joint Trade Account,
     Associate Corp.; 6.25%; 7/1/98   5,660,000        5,660,000
   Ford Motor Credit Co.;
     5.52%; 7/13/98                   2,780,000        2,774,885

                                                       8,434,885


                         Total Commercial Paper       10,533,264

           Total Portfolio Investments (99.90%)      353,745,094

Cash and receivables, net of liabilities (0.10%)         370,708


                     Total Net Assets (100.00%)     $354,115,802



(a) Non-income producing security - No dividend paid during the past twelve months.

GOVERNMENT SECURITIES ACCOUNT


                                       Principal
    Type    Rate      Maturity          Amount          Value


Government National Mortgage Association (GNMA)
Certificates (30.90%)

GNMA I       6.00%     1/20/28                $  985,047      $   954,954
GNMA I       6.50      5/15/26                   949,035          947,478
GNMA I       7.00      1/15/24-5/15/28         5,743,153        5,837,529
GNMA I       7.50      1/15/27-2/15/27         1,721,732        1,770,681
GNMA I       8.00%     10/15/16-6/15/17        1,070,676        1,126,040
GNMA II      6.00      5/20/24-7/20/28        21,837,325       21,199,859
GNMA II      6.50      12/15/25-2/20/26        3,571,370        3,552,335

                                 Total GNMA Certificates       35,388,876

Federal National Mortgage Association (FNMA)
Certificates (15.05%)

FNMA           5.50    5/1/24                   1,144,810        1,090,546
FNMA           6.00   11/1/23-3/1/26            3,673,713        3,593,630
FNMA           6.50   11/1/23-6/1/26            5,661,840        5,654,754
FNMA           7.00    8/1/23-11/1/27           4,357,787        4,421,823
FNMA           7.50    4/1/22-7/1/27            1,575,794        1,618,434
FNMAGold       6.50    8/1/25                     859,601          855,174

                        Total FNMA Certificates                 17,234,361

Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (25.75%)

FHLMC          5.50%   3/1/24                   324,412          310,449
FHLMC          6.00%   12/1/23-1/1/26         2,611,589        2,554,207
FHLMC          6.50%   6/1/18-3/1/28          6,974,534        6,968,052
FHLMC          7.00%   1/1/24-4/1/28         11,510,181       11,685,778
FHLMC          7.50%   12/1/27                  797,848          817,650
FHLMC Gold     5.50%   2/1/24                   942,353          901,059
FHLMC Gold     6.50%   10/1/25-5/1/26         1,698,547        1,696,921
FHLMC Gold     7.00%   8/1/23-11/1/27         2,472,600        2,514,009
FHLMC Gold     7.50%   2/1/22-8/1/27          1,997,666        2,047,708

                       Total FHLMC Certificates               29,495,833


                                       Principal
                                        Amount          Value


Student Loan Marketing Association (SLMA)
Certificates (13.95%)

Student Loan Marketing Association
   Debentures;
     7.30%; 8/1/12                  $10,000,000      $11,368,200
     8.47%; 12/1/08                   1,000,000        1,208,347
     9.15%; 12/1/04                   1,200,000        1,417,480
   Notes;
     5.57%; 3/17/00                   1,000,000          998,578
     6.13%; 12/1/05                     560,000          573,762
     9.25%; 6/1/04                      350,000          410,665


                        Total SLMA Certificates       15,977,032

Private Export Funding Corporation (PEFCO)
Certificates (12.91%)

Private Export Funding Corp.
   Secured Notes;
   6.62%; 10/1/05                    $2,000,000      $ 2,109,310
   9.45%; 12/31/99                    4,500,000        4,738,932
   Series SS, Senior Secured Notes;
   5.50%; 3/15/01                     3,325,000        3,311,584
   5.80%; 2/1/04                      2,200,000        2,214,399
   7.03%; 10/31/03                    2,275,000        2,413,759


                       Total PEFCO Certificates       14,787,984

Other Federal Agencies (0.79%)

Agency-Backed Bonds (0.79%)

   Tennessee Valley Authority
     Global Notes; 0.00%; 5/1/00      1,000,000(a)       903,500

Federal Agency Short-Term Obligations (1.41%)

Federal & Federally Sponsored
Credit (1.41%)

   Investment in Joint Trading Account,
     Federal Home Loan Mortgage Corp.;
     5.58%; 7/1/98                    1,620,837        1,620,837


          Total Portfolio Investments (100.76%)      115,408,423

Liabilities, net of cash and receivables (-0.76%)      (873,578)


                     Total Net Assets (100.00%)     $114,534,845


(a) Non-income producing security - zero-coupon bond.


GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (89.59%)

Advertising (1.36%)
   Interpublic Group of Cos., Inc.       50,000    $   3,034,375

Beverages (1.47%)
   Coca-Cola Co.                          9,600          820,800
   Pepsico, Inc.                         59,900        2,467,131

                                                       3,287,931
Carpets & Rugs (0.43%)
   Shaw Industries, Inc.                 54,800          965,850

Cash Grains (1.66%)
   Pioneer Hi-Bred International, Inc.   89,700        3,711,337

Commercial Banks (9.39%)
   Banc One Corp.                        34,100        1,903,206
   BankAmerica Corp.                     35,000        3,025,312
   BankBoston Corp.                      44,000        2,447,500
   Chase Manhattan                       61,000      $ 4,605,500
   Firstar Corp.                         32,700        1,242,600
   FirstMerit Corp.                      43,800        1,275,675
   National City Corp.                   22,980        1,631,580
   NationsBank Corp.                     39,545        3,025,192
   Norwest Corp.                         50,000        1,868,750

                                                      21,025,315
Communications Equipment (3.73%)
   Commscope, Inc.                       27,566(a)       446,225
   General  Instrument Corp.             82,700(a)     2,248,406
   Lucent Technologies                   40,000        3,327,500
   Northern Telecom Ltd.                 40,800        2,315,400

                                                       8,337,531
Computer & Data Processing (2.51%)
   GTECH Holdings Corp.                  52,100(a)     1,755,119
   Microsoft Corp.                       35,600(a)     3,858,150

                                                       5,613,269
Computer & Office Equipment (3.67%)
   Automatic Data Processing, Inc.       21,800        1,588,675
   Ceridian Corp.                        51,000(a)     2,996,250
   Compaq Computer Corp.                 31,752          900,963
   Hewlett-Packard Co.                   30,000        1,796,250
   Pitney Bowes, Inc.                    19,200          924,000

                                                       8,206,138
Department Stores (1.84%)
   Federated Department Stores           40,000(a)     2,152,500
   May Department Stores                 30,000        1,965,000

                                                       4,117,500
Drugs (10.15%)
   American Home Products Corp.          20,000        1,035,000
   Bristol-Myers Squibb Co.              21,800        2,505,638
   Forest Laboratories, Inc.             71,200(a)     2,545,400
   Genzyme Corp. - General Division      43,300(a)     1,106,856
   Genzyme Corp.- Tissue Repair             285(a)         1,870
   Johnson & Johnson                     48,800        3,599,000
   Lilly (Eli) & Co.                     43,600        2,880,325
   Merck & Co., Inc.15,900            2,126,625
   Pharmacia & Upjohn, Inc.              80,000        3,690,000
   Smithkline Beecham PLC ADR            52,600        3,182,300

                                                      22,673,014
Eating & Drinking Places (1.14%)
   Marriot International, Inc.           58,000        1,877,750
   McDonald's Corp.                       7,600          524,400
   Tricon Global Restaurants, Inc.        4,590(a)       145,446

                                                       2,547,596
Electrical Goods (0.37%)
   Avnet, Inc.                           15,000          820,312

Electronic Components &
Accessories (3.12%)
   General Semiconductors                20,675(a)       204,166
   Intel Corp.                           57,800        4,284,425
   Linear Technology Corp.               41,200        2,484,875

                                                       6,973,466
Electronic Distribution
Equipment (0.44%)
   General Electric Co.                  10,900          991,900

Federal & Federally Sponsored
Credit (0.97%)
   Federal National Mortgage Association 35,500        2,156,625

Fire, Marine, & Casualty
Insurance (1.92%)
   Travelers, Inc.                       70,798      $ 4,292,129

Footwar, Except Rubber (1.25%)
   Stride Rite Corp.                    184,700        2,782,044

Forest Products (0.16%)
   Georgia Timber Group                  15,300          352,856

General Industrial Machinery (3.58%)
   Ingersoll-Rand Co.                    45,450        2,002,641
   Tyco International Ltd.               95,200        5,997,600

                                                       8,000,241
Grain Mill Products (1.78%)
   Agribrands International, Inc.         1,590(a)        48,097
   General Mills, Inc.                   20,000        1,367,500
   Ralston-Ralston Purina Group          21,900        2,558,194

                                                       3,973,791
Grocery Stores (1.30%)
   Casey's General Stores, Inc.          42,400          702,250
   Sysco Corp.                           86,000        2,203,750

                                                       2,906,000
Hose, Belting, Gaskets &
Packing (0.65%)
   Mark IV Industries                    67,025        1,449,416

Hospitals (1.86%)
   Humana, Inc.                          49,600(a)     1,546,900
   Universal Health Services, Inc., Class B
                                         44,500(a)     2,597,687

                                                       4,144,587
Hotels & Motels (1.34%)
   Marriott International, Inc., Class A 83,400        2,700,075
   Sodexho Marriott Services             10,425(a)       302,325

                                                       3,002,400
Household Furniture (1.03%)
   Masco Corp.                           38,100        2,305,050

Investment Offices (1.21%)
   AMVESCAP PLC Sponsored ADR            55,000        2,701,875

Lumber & Other Building
Materials (1.67%)
   Home Depot, Inc.                      44,800        3,721,200

Medical Instruments & Supplies (3.08%)
   Becton, Dickinson & Co.               30,500        2,367,562
   Boston Scientific Corp.               63,100(a)     4,519,538

                                                       6,887,100
Medical Services & Health
Insurance (3.17%)
   AON Corp.                             25,950        1,822,988
   Foundation Health Systems, Inc., Class A
                                         90,000(a)     2,373,750
   Pacificare Health Systems, Inc., Class B
                                         11,011(a)       973,097
   United Healthcare Corp.               30,000        1,905,000

                                                       7,074,835
Millwork, Plywood & Structural
Members (0.40%)
   Georgia-Pacific Corp.                 15,300      $   901,744

Miscellaneous Converted Paper
Products (0.26%)
   Minnesota Mining & Mfg. Co.            7,100          583,531

Miscellaneous Fabricated Metal
Products (0.68%)
   Parker-Hannifin Corp.                 39,750        1,515,469

Miscellaneous Food & Kindred
Products (0.63%)
   Bestfoods                             24,200        1,405,112

Miscellaneous Investing (2.21%)
   Cendant Corp.                        236,108(a)     4,928,754

Miscellaneous Plastics
Products, NEC (0.16%)
   Rubbermaid, Inc.                      10,900          361,744

Miscellaneous Shopping Goods
Stores (0.27%)
   Toys `R' Us, Inc.                     26,000(a)       612,625

Motor Vehicles & Equipment (2.74%)
   Chrysler Corp.                        65,700        3,703,838
   Dana Corp.                            45,100        2,412,850

                                                       6,116,688
Oil & Gas Field Service (1.53%)
   Schlumberger Ltd.                     50,000        3,415,625

Paints & Allied Products (0.26%)
   RPM, Inc.                             34,125          580,125

Petroleum Refining (1.67%)
   Atlantic Richfield Co.                18,200        1,421,875
   Exxon Corp.                           32,300        2,303,394

                                                       3,725,269
Plastic Materials & Synthetics (0.29%)
   A. Schulman, Inc.                     33,600          657,300

Preserved Fruits & Vegetables (0.05%)
   Corn Products International, Inc.      3,025(a)       102,472

Radio, Television, & Computer
Stores (0.24%)
   Tandy Corp.                           10,000          530,625

Refrigeration & Service
Machinery (0.40%)
   Tecumseh Products Co.                 16,800          887,250

Sanitary Services (0.83%)
   Browning-Ferris Industries, Inc.      32,000        1,112,000
   Waste Management, Inc.                21,000          735,000

                                                       1,847,000
Soap, Cleaners, & Toilet Goods (2.41%)
   Colgate-Palmolive Co.                 25,500        2,244,000
   Ecolab, Inc.                         101,200        3,137,200

                                                       5,381,200
Sugar & Confectionery
Products (1.10%)
   Wrigley (Wm.) Jr. Co.                 25,000      $ 2,450,000

Telephone Communications (4.16%)
   MCI Communications Corp.              50,000        2,906,250
   Motorola, Inc.                        29,800        1,566,363
   Teleport Communication                45,000(a)     2,441,250
   Worldcom, Inc.                        49,100(a)     2,378,281

                                                       9,292,144
Toys & Sporting Goods (1.03%)
   Mattel, Inc.                          54,250        2,295,453
Variety Stores (0.57%)
   Wal-Mart Stores, Inc.                 20,800        1,263,600

Women's & Children's
Undergarments (1.45%)
   Warnaco Group, Class A                76,100        3,229,494


                            Total Common Stocks      200,138,907


                                       Principal
                                        Amount          Value


Commercial Paper (20.67%)

Business Credit Institutions (1.90%)
   American Express Credit Corp.;
     5.50%; 7/13/98                   $ 815,000      $   813,506
   General Electric Capital Corp.;
     5.53%; 7/13/98                   3,125,000        3,119,240
     5.56%; 7/6/98                      310,000          309,760

                                                       4,242,506
Miscellaneous Electrical Equipment
& Supplies (4.27%)
   General Electric Co.;
     5.57%; 7/27/98                   9,575,000        9,536,482

Personal Credit Institutions (14.50%)
   American General Finance Corp.;
     5.51%; 7/6/98                    9,500,000        9,542,692
   Investment in Joint Trade Account,
     Associates Corp.; 6.25%; 7/1/98 10,026,650       10,026,650
   Beneficial Corp.; 5.55%; 7/13/98   3,780,000        3,773,007
   Ford Motor Credit Co.;
     5.52%; 7/20/98                   9,075,000        9,048,561

                                                      32,390,910


                         Total Commercial Paper       46,169,898


          Total Portfolio Investments (110.26%)      246,308,805

Liabilities, net of cash and receivables (-10.26%)   (22,922,052)


                     Total Net Assets (100.00%)     $223,386,753



(a) Non-income producing security - No dividend paid during the past twelve months.

HIGH YIELD ACCOUNT


                                       Principal
                                        Amount          Value


Bonds (95.27%)

Advertising (3.53%)
   Lamar Advertising Co.
     Senior Subordinated Notes;
     9.63%; 12/1/06                    $500,000       $  535,000

Blast Furnace & Basic Steel
Products (2.04%)
   Titan Wheel International Senior
     Subordinated Notes; 8.75%; 4/1/07  300,000          309,000

Broadwoven Fabric Mills,
Cotton (1.94%)
   J.P. Stevens & Co., Inc. Sinking Fund
     Debentures; 9.00%; 3/1/17          280,000          293,300

Cable & Other Pay TV
Services (6.17%)
   Century Communications Senior
     Notes; 8.75%; 10/1/07              100,000          105,500
   Fox/Liberty Networks, Inc. Senior
     Notes; 8.88%; 8/15/07              500,000          507,500
   Jones Intercable, Inc. Senior Notes;
     9.63%; 3/15/02                     300,000          323,250

                                                         936,250
Cogeneration - Small Power
Producer (2.69%)
   AES Corp. Senior Subordinated
     Notes; 8.38%; 8/15/07              200,000          202,000
   Calpine Corp. Senior Notes;
     8.75%; 7/15/07                     200,000          205,500

                                                         407,500
Communications Equipment (1.21%)
   FWT, Inc. Senior Subordinated Notes;
     9.88%; 11/15/07                    200,000          184,000

Communications Services, NEC (1.29%)
   Level 3 Communications, Inc.
     Senior Notes; 9.13%; 5/1/08        200,000(a)       194,750

Computer & Data Processing
Services (0.64%)
   Decisionone Corp. Senior
     Subordinated Notes;
     9.75%; 8/1/07                      100,000           96,500

Crude Petroleum & Natural Gas (7.45%)
   Chesapeake Energy Corp. Senior
     Notes, Series A;
     9.63%; 5/1/05                      500,000(a)       501,250
   Nuevo Energy Co. Senior
     Subordinated Notes;
     9.50%; 4/15/06                     400,000          419,000
   Ocean Energy, Inc. Senior
     Subordinated Notes;
     8.88%; 7/15/07                     200,000          207,500

                                                       1,127,750
Deep Sea Foreign Transportation
of Freight (1.28%)
   Trico Marine Services
     Senior Notes, Series E;
     8.50%; 8/1/05                     $200,000       $  194,500

Eating & Drinking Places (1.32%)
   Cafeteria Operators L.P. Senior
     Secured Notes; 12.00%; 12/31/01    100,000          100,000
   Foodmaker, Inc. Senior
     Subordinated Notes;
     8.38%; 4/15/08                     100,000(a)       100,125

                                                         200,125
Electronic Components &
Accessories (4.17%)
   Fairchild Semiconductor Corp.
     Senior Subordinated Notes;
     10.13%; 3/15/07                    125,000          127,500
   Flextronics International Ltd.
     Senior Subordinated Notes;
     8.75%; 10/15/07                    500,000          503,750

                                                         631,250
Family Clothing Stores (0.68%)
   Specialty Retailers, Inc.
     Senior Notes;
     8.50%; 7/15/05                     100,000          102,750

Finance Services (1.37%)
   DVI, Inc. Senior Notes;
     9.88%; 2/1/04                      200,000          208,000

Forest Products (1.94%)
   Doman Industries, Ltd. Senior Notes;
     8.75%; 3/15/04                     300,000          293,250

Fuel Dealers (1.97%)
   Petroleum Heat & Power Co., Inc.
     Senior Subordinated Debentures;
     12.25%; 2/1/05                     300,000          298,500

Grocery Stores (1.35%)
   Marsh Supermarkets Senior
     Subordinated Notes;
     8.88%; 8/1/07                      200,000          204,500

Heavy Construction, Except
Highway (3.15%)
   Mastec, Inc. Senior Subordinated
     Notes; 7.75%; 2/1/08               500,000(a)       477,500

Hotels & Motels (3.47%)
   HMH Properties, Inc. Senior Notes;
     8.88%; 7/15/07                     200,000          223,000
   John Q. Hammons Hotels, L.P. &
     Finance Corp. First Mortgage
     Notes; 8.88%; 2/15/04              300,000          302,250

                                                         525,250
Industrial Inorganic Chemicals (0.66%)
   PT Tri Polyta Indonesia TBK
     Guaranteed Secured Notes;
     11.38%; 12/1/03                   $200,000       $  100,000

Knitting Mills (2.01%)
   Tultex Corp. Senior Notes;
     10.63%; 3/15/05                    300,000          303,750

Men's & Boys' Clothing Stores (1.84%)
   Edison Brothers Stores, Inc. Senior
     Notes; 11.00%; 9/26/07             300,000          279,000

Miscellaneous Amusement,
Recreation Service (3.44%)
   Rio Hotel & Casino, Inc. Senior
     Subordinated Notes;
     9.50%; 4/15/07                     300,000          314,250
   Station Casinos, Inc. Senior
     Subordinated Notes, Series B
     9.63%; 6/1/03                      200,000          207,000

                                                         521,250
Miscellaneous Equipment Rental &
Leasing (3.30%)
   Rental Service Corp. Senior
     Subordinated Notes; 9.00%; 5/15/08
                                        500,000(a)       500,000

Miscellaneous Metal Ores (3.19%)
   Glencore Nickel Pty. Ltd. Senior
     Secured Notes; 9.00%; 12/1/14      500,000          482,500

Miscellaneous Shopping Goods
Stores (0.68%)
   Zale Corp. Senior Notes;
     8.50%; 10/1/07                     100,000          102,750

Newspapers (1.39%)
   Hollinger International Publishing, Inc.
     Senior Subordinated Notes;
     9.25%; 3/15/07                     200,000          210,500

Nursing & Personal Care
Facilities (3.47%)
   Integrated Health Services, Inc.
     Senior Subordinated Notes;
     9.25%; 1/15/08                     200,000          207,000
   Mariner Health Group, Inc. Senior
     Subordinated Notes; 9.50%; 4/1/06  300,000          318,000

                                                         525,000
Oil & Gas Field Services (2.48%)
   Dawson Production Services Senior
     Notes; 9.38%; 2/1/07               300,000          301,500
   Polysindo International Finance Co.
     B.V. Guaranteed Secured Notes;
     9.38%; 7/30/07                     200,000           74,000

                                                         375,500
Paper Mills (0.93%)
   Indah Kiat Finance Mauritius Ltd.
     Guaranteed Senior Notes;
     10.00%; 7/1/07                     200,000          141,500

Personal Credit Institutions (1.24%)
   Macsaver Financial Services, Inc. Notes;
     7.60%; 8/1/07                     $200,000       $  187,516

Petroleum Refining (2.10%)
   Crown Central Petroleum Corp.
     Senior Notes; 10.88%; 2/1/05       300,000          318,000

Pulp Mills (1.31%)
   Pen-Tab Industries, Inc. Senior
     Subordinated Notes;
     10.88%; 2/1/07                     200,000          198,000

Radio & Television Broadcasting (0.66%)
   Antenna TV S.A. Senior Notes;
     9.00%; 8/1/07                      100,000          100,500

Retail Stores, NEC (1.43%)
   Cole National Group, Inc. Senior
     Subordinated Notes; 9.88%; 12/31/06
                                        200,000          216,000

Search & Navigation Equipment (3.47%)
   AMRESCO, Inc. Senior Subordinated
     Notes; 10.00%; 3/15/04             300,000          308,250
   Tracor, Inc. Senior Subordinated Notes;
     8.50%; 3/1/07                      200,000          217,000

                                                         525,250
Telephone Communication (14.01%)
   Comcast Cellular Holdings Senior
     Notes; 9.50%; 5/1/07               500,000          521,250
   Lenfest Communications Senior
     Notes; 8.38%; 11/1/05              200,000          212,500
   Nextlink Communications, Inc.
     Senior Notes; 9.00%; 3/15/08       200,000          200,000
   Paging Network, Inc. Senior
     Debentures; 8.88%; 2/1/06          300,000          295,500
   Rogers Cablesystems, Ltd. Senior
     Secured Second Priority Notes;
     9.63%; 8/1/02                      250,000          266,875
   Rogers Cantel, Inc. Senior Secured
     Debentures; 9.75%; 6/1/16          300,000          313,500
   Vanguard Cellular Systems, Inc.
     Senior Debentures; 9.38%; 4/15/06  300,000          313,500

                                                       2,123,125


                                    Total Bonds       14,429,816

Commercial Paper (4.73%)

Personal Credit Institutions (4.73%)
   Investment in Joint Trade Account,
     Associates Corp.; 6.25%; 7/1/98    716,009          716,009


          Total Portfolio Investments (100.00%)       15,145,825

Cash and receivables, net of liabilities (0.00%)             332


                     Total Net Assets (100.00%)      $15,146,157




(a)  Restricted security - See Note 4 to the financial statements.

INTERNATIONAL ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (94.33%)

Advertising (1.44%)
   WPP Group PLC                        331,100      $ 2,179,380

Beverages (1.31%)
   PanAmerican Beverages ADR             63,100        1,983,706
Blast Furnace & Basic Steel
Products (1.10%)
   Tubos De Acero De Mexico ADR          50,000          640,625
   Voest-Alpine Stahl                    25,700(b)     1,030,104

                                                       1,670,729
Central Reserve Depositories (1.70%)
   National Westminster Bank            123,421        2,209,610
   Union Bank of Norway                  12,800          366,975

                                                       2,576,585
Commercial Banks (12.73%)

ABN-AMRO Holdings NV                     65,522        1,533,189
Australia & New Zealand Banking Group   331,000        2,283,376
Bank of Ireland                          81,833        1,683,522
Barclays PLC                             54,748        1,581,219
BG Bank                                  40,000        2,477,412
Fokus Bank                               64,000(b)       496,251
Fokus Bank Rights                        64,000(a)           918
Istituto Mobiliare Italiano             141,000        2,221,035
National Australia Bank Ltd.            110,986        1,463,901
Nordbanken Holding                      127,000          931,605
Royal Bank of Canada Montreal, Quebec    36,000        2,166,548
Svenska Handelsbanken AB Free            56,500        2,479,640

                                                      19,318,616
Communications Equipment (1.82%)
   ECI Telecommunications Ltd. ADR       73,000        2,764,875

Communications Services, NEC (1.56%)
   KPN Royal PTT Nederland               61,450        2,365,295

Computer & Office Equipment (1.21%)
   Canon, Inc.                            4,000           90,788
   Orbotech Ltd. ADR                     48,000(a)     1,746,000

                                                       1,836,788
Concrete, Gypsum & Plaster
Products (0.56%)
   Lafarge SA                             8,200          847,664

Consumer Products (4.85%)
   Imasco Ltd.                          112,202        2,071,538
   Imperial Tobacco Group PLC           439,500        3,230,216
   Swedish Match Co.                    623,000        2,070,171

                                                       7,371,925
Copper Ores (0.98%)
   Trelleborg AB Series 'B'             113,000        1,487,784

Crude Petroleum & Natural Gas (0.20%)
   Hardy Oil & Gas                       86,200          301,313
Deep Sea Foreign Transportation
of Freight (0.62%)
   Van Ommeren NV                        22,288          935,687

Department Stores (0.32%)
   Vendex NV                             12,658      $   486,601

Drugs (4.71%)
   Elan Corp. PLC ADR                    27,900(a)     1,794,319
   Novartis AG                            1,668        2,775,581
   Pharmacia & Upjohn, Inc.              46,500        2,144,812
   Rhodia, Inc. SA                       15,800(a)       440,600

                                                       7,155,312
Electric Services (0.89%)
   Enersis SA ADR                        55,000        1,344,063

Electronic Components &
Accessories (0.77%)
   Amtek Engineering                    221,250           52,383
   Elec & Eltek International ADR       294,800          996,424
   Varitronix                            63,000          126,023

                                                       1,174,830
Electronic Distribution
Equipment (2.25%)
   Phillips Electronics                  34,200        2,874,907
   Techtronic Industries Co.          2,630,000          543,068

                                                       3,417,975
Engines & Turbines (1.58%)
   RHI AG                                31,000        1,501,298
   Scapa Group PLC                      281,000          897,846

                                                       2,399,144
Farm & Garden Machinery (1.11%)
   New Holland NV                        86,000        1,687,750

Finance Services (0.40%)
   Takefuji Corp.                        13,000          599,488

Gas Production & Distribution (1.25%)
   OMV AG                                14,150        1,895,356

General Industrial Machinery (0.82%)
   SKF AB 'B' Free                       68,300        1,241,826

Hose, Belting, Gaskets & Packing (0.52%)
   Phoenix AG                            34,500          792,243
Industrial Inorganic Chemicals (0.76%)
   Kemira OY                            112,000(b)     1,157,463

Investment Offices (1.49%)
   AMVESCAP PLC                         226,800        2,257,253

Life Insurance (0.77%)
   QBE Insurance Group Ltd.             332,685        1,174,282
Meat Products (4.48%)
   Danisco AS                            44,700        3,002,960
   Orkla B                              122,000        2,567,655
   Unilever NV                           15,520        1,231,393

                                                       6,802,008
Miscellaneous Chemical Products (1.37%)
   Hoechst AG                            41,800      $ 2,086,487

Miscellaneous Converted Paper
Products (1.46%)
   Bunzl PLC                            472,000        2,220,843
Miscellaneous Food &
Kindred Products (2.50%)
   Bols Wessanen (KON) CVA              142,000        2,045,303
   Greencore Group PLC                  328,000        1,751,260

                                                       3,796,563
Miscellaneous Non-Durable
Goods (2.64%)
   Desc S.A., Series B                  232,000        1,188,912
   Diageo PLC                           237,205        2,823,869

                                                       4,012,781
Miscellaneous Primary
Metal Products (0.44%)
   Charter PLC                           64,000          670,070

Miscellaneous Textile Goods (0.71%)
   Esprit Holdings Ltd.               3,552,000        1,077,256

Miscellaneous Transportation
Equipment (1.63%)
   Autoliv, Inc.                         28,700          907,638
   TNT Post Group NV                     61,450(a)     1,570,822

                                                       2,478,460
Motor Vehicles & Equipment (2.88%)
   E.C.I.A. Equipment & Composants        8,300        2,306,307
   Mayflower Corp. PLC                  617,000        2,058,931

                                                       4,365,238
Newspapers (0.68%)
   Publishing & Broadcasting Ltd.       240,000        1,032,905

Oil & Gas Field Services (1.44%)
   ENI SPA                              334,000        2,189,024

Paperboard Containers & Boxes (0.88%)
   Koninklijke KNP BT NV                 52,000        1,342,036

Personnel Supply Services (0.23%)
   Vedior NV                             12,491          353,072

Petroleum Refining (4.41%)
   Repsol Petroleo SA                    54,860        3,028,068
   Sasol Ltd.                           135,000          787,306
   YPF Sociedad Anonima ADR              96,000        2,886,000

                                                       6,701,374
Plastic Materials & Synthetics (1.10%)
   Astra AB                              84,000        1,674,745

Pulp Mills (2.50%)
   Lassila & Tikanoja Ltd. OY            73,200        2,027,965
   UPM-Kymmene OY                        64,140        1,765,273

                                                       3,793,238
Radio & Television Broadcasting (2.89%)
   Carlton Communications PLC           220,000      $ 1,961,992
   Mirror Group PLC                     430,000        1,621,450
   Television Broadcasts Ltd.           301,000          796,340

                                                       4,379,782
Security Brokers & Dealers (0.00%)
   Peregrine Investment Holdings        685,000(c)             0

Soap, Cleaners & Toilet Goods (2.90%)
   Benckiser NV B Shares                 36,150(a)     2,223,142
   Reckitt & Colman PLC                 113,945        2,174,944

                                                       4,398,086
Special Industry Machinery (1.95%)
   Cookson Group                        863,000        2,966,229

Sugar & Confectionery Products (2.18%)
   Nestle                                 1,545        3,306,325

Telephone Communications (6.87%)
   Nokia Corp., Class A ADR              47,600        3,453,975
   Telecom Corp. of New Zealand Ltd.    491,000        2,023,681
   Telecom Italia-Di                    260,575        1,261,426
   Telefonica de Espana SA               79,700        3,691,116

                                                      10,430,198
Watches, Clocks, Watchcases &
Parts (0.47%)
   Tag Heuer International SA             7,600          720,261


                             Total Common Stock      143,220,914

Preferred Stock (0.77%)

Commercial Banks (0.77%)
   National Australia Bank ECU           40,500        1,161,844


                                       Principal
                                        Amount          Value


Commercial Paper (4.63%)

Crude Petroleum & Natural Gas (1.60%)
   Chevron Oil Finance Co.;
     5.52%; 7/1/98                   $2,425,000      $ 2,425,000

Personal Credit Institutions (3.03%)
   Associates Corp. of North America;
     6.15%; 7/1/98                    4,600,000        4,600,000


                         Total Commercial Paper        7,025,000


           Total Portfolio Investments (99.73%)      151,407,758

Cash and receivables, net of liabilities (0.27%)    $    407,124


                     Total Net Assets (100.00%)     $151,814,882


(a)  Non-income  producing  security - No dividend  paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.
(c) On January 12, 1998 Peregrine Investment Holdings filed a plan of liquidation.

             International Account Investments by Country


                              Total            Percentage of Total
     Country                   Value                  Value

   Argentina               $ 2,886,000                1.91%
   Austria                   4,426,758                2.92
   Australia                 7,116,308                4.70
   Canada                    4,238,087                2.80
   Chile                     1,344,063                0.89
   Denmark                   5,480,372                3.62
   Finland                   8,404,676                5.55
   France                    3,594,571                2.37
   Germany, Federal Republic 2,878,730                1.90
   Hong Kong                 2,542,686                1.68
   Israel                    4,510,875                2.98
   Italy                     5,671,484                3.74
   Japan                       690,276                0.45
   Mexico                    3,813,243                2.52
   Netherlands              18,649,199               12.32
   Norway                    3,431,799                2.27
   New Zealand               2,023,681                1.34
   Singapore                 1,048,807                0.69
   South Africa                787,306                0.52
   Spain                     6,719,184                4.44
   Sweden                   10,793,408                7.13
   Switzerland               6,802,167                4.49
   United Kingdom           34,384,266               22.71
   United States             9,169,812                6.06


                    Total  $151,407,758             100.00%



PRINCIPAL VARIABLE CONTRACTS FUND, INC.
INTERNATIONAL SMALLCAP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (94.58%)

Advertising (4.06%)
   Industrial & Financial Systems        21,500(a)(b) $  300,598
   United Group Ltd.                     75,000          145,368

                                                         445,966
Air Transportation, Scheduled (1.49%)
   Ryanair  PLC ADR                       4,600(a)       163,875

Airports, Flying Fields &
Services (1.11%)
   Aeroporti Di Roma                     11,600           73,024
   Virgin Express Holdings ADR            3,800(a)        49,163

                                                         122,187
Automotive Rentals, No Drivers (0.87%)
   Avis Europe PLC                       21,000           95,071

Cable & Other Pay TV Services (0.41%)
   Tri-Vision International Ltd.         57,000(a)        44,575

Central Reserve Depositories (0.83%)
   Union Bank of Norway                   3,200           91,744

Commercial Banks (1.24%)
   Banco Pastor SA                        2,400          135,606

Communications Equipment (0.52%)
   Research in Motion Ltd.               14,000(a)        57,122

Computer & Data Processing
Services (6.73%)
   Agresso Group ASA                      9,700(a)        42,979
   Computacenter PLC                     14,000(a)(b)    174,959
   Computershare Ltd.                    27,000           93,630
   Intentia International AB              4,100(a)       148,578
   Itnet PLC                             19,700(a)       143,311
   Merkantildata ASA                      8,400          106,183
   The Descartes Systems Group, Inc.      5,000(a)        29,921

                                                         739,561
Computer & Office Equipment (1.65%)
   Orbotech Ltd. ADR                      5,000(a)       181,875

Crude Petroleum & Natural Gas (1.07%)
   Hardy Oil & Gas                        2,400            8,389
   Vermilion Resources                   24,000(a)       109,348

                                                         117,737
Drugs (1.50%)
   Fabrica Espanola De Productos          2,400          164,609

Electric Services (1.08%)
   Vestas Wind Systems                    3,000(a)       118,438

Electrical Industrial Apparatus (1.24%)
   Doncasters PLC ADR                     4,900(a)       136,281

Electrical Work (1.93%)
   Internatio-Muller NV                   2,800           93,736
   Telesystem International Wireless, Inc.6,100(a)       118,222

                                                         211,958
Electrical Components &
Accessories (0.52%)
   Elec & Eltek International ADR        17,000           57,460

Electronic Distribution
Equipment (3.44%)
   C/TAC NV                               6,300(a)       162,903
   Techtronic Industries Co.            534,000          110,265
   Vtech Holdings Ltd.                   28,000          104,251

                                                         377,419
Engines & Turbines (1.59%)
   RHI AG                                 3,600          174,344

Fabricated Rubber
Products, NEC (0.65%)
   Semperit AG Holding                      500           70,753

Hose, Belting, Gaskets & Packing (1.74%)
   Phoenix AG                             8,300          190,598

Hotels & Motels (1.28%)
   Choice Hotels Scandinavia             47,000(a)       140,874

Household Furniture (0.80%)
   Ekornes ASA                            7,200           88,199

Investment Offices (0.56%)
   Tyndall Australia Ltd.                47,300           61,510

Life Insurance (1.39%)
   Scor SA                                2,400          152,232

Measuring & Controlling
Devices (1.10%)
   Sensonor ASA                          26,600(a)       121,326

Meat Products (0.78%)
   Perkins Foods PLC                     36,000           86,195

Medical Instruments & Supplies (0.81%)
   Cochlear Ltd.                         23,000           89,302

Medical & Dental Laboratories (0.68%)
   Transgene SA Sponsored ADR             4,300(a)        74,713

Metalworking Machinery (1.80%)
   Mikron Holding AG                        780(a)       197,981

Miscellaneous Amusement, Recreation
Service (1.86%)
   Tab Ltd.                             138,700(a)       204,417

Miscellaneous Business Services (1.70%)
   Enator AB                              6,300          187,224

Miscellaneous Electrical Equipment &
Supplies (1.39%)
   Kaba Holding AG                          300          153,282

Miscellaneous Food & Kindred
Products  (1.55%)
   Greencore Group PLC                   32,000          170,855

Miscellaneous Manufacturers (1.43%)
   Docdata NV                             5,500(a)       157,628

Miscellaneous Non-Durable
Goods (1.01%)
   Austria Tabakwerke AG                  2,000          111,347

Miscellaneous Primary Metal
Products (0.56%)
   YBM Magnex International, Inc.        13,300(a)        61,953

Miscellaneous Transportation
Services  (1.03%)
   ASG AB, Class B                        3,700          113,668

Motor Vehicles & Equipment (2.91%)
   E.C.I.A. Equipment & Composants          500          138,934
   Mayflower Corp. PLC                   54,300          181,199

                                                         320,133
Newspapers (1.48%)
   Newsquest PLC                         30,000(a)(b)    162,178

Non-Classifiable Establishments (0.93%)
   Bure Investment Aktiebolaget AB        6,400(b)       101,919

Non-Residential Building
Construction (1.72%)
   Algeco                                 1,900          188,554

Oil & Gas Field Services (4.58%)
   Cie Generale De Geophysique            1,400(a)       205,391
   Det Sondenfjelds-Norske
     Dampskibsselskab                     4,500(a)        79,168
   Hydralift ASA, A Shares                8,400(a)        83,195
   Hydralift ASA, B Shares                1,680(a)        17,077
   Petrolia Drilling ASA                 30,400(a)       118,850

                                                         503,681
Passenger Transportation
Arrangement (1.04%)
   Thomson Travel Group PLC              37,000(a)       114,209

Personnel Supply Services (2.71%)
   Dis Deutshcer Industries Service AG    1,100           91,411
   Unique International NV                6,100          206,910

                                                         298,321
Pulp Mills (2.99%)
   Lassila & Tikanoja Ltd. OY             6,500          180,079
   Miquel Y Costas                        3,200          148,409

                                                         328,488
Real Estate Agents & Managers (1.46%)
   Tornet Fastighet                      10,000          160,503

Sanitary Services (1.93%)
   De Sammensluttede Vognmand AS          2,000          212,301

Security Brokers & Dealers (7.59%)
   Aot NV                                 2,400          244,103
   Kempen & Co. NV                        2,950          228,404
   Van Der Moolen Holdings                3,200          361,652

                                                         834,159
Security & Commodity Services (0.20%)
   Dundee Bancorp, Inc., Class A          1,400(a)        22,135

Services to Buildings (0.78%)
   Spotless Group Ltd.                   42,000           85,828

Special Industry Machinery (0.58%)
   Aixtron                                  380           63,578

Telephone Communications (9.32%)
   Aapt Ltd.                             48,000(a)        92,144
   Colt Telecom Group PLC                 4,500(a)       180,386
   Energis PLC                            9,000(a)       137,026
   Esprit Telecom Group PLC ADR           8,600(a)       158,025
   Global Telesystems Group, Inc. ADR     3,000(a)       146,250
   Metronet Communications ADR, Class B  11,000(a)       310,750

                                                       1,024,581
Women's & Children's
Undergarments (0.96%)
   CSP International SPA                 11,000          105,201


                            Total Common Stocks       10,395,654

Commercial Paper (6.46%)

Federal & Federally Sponsored
Credit (6.46%)
   FHLMC; 5.85%; 7/1/98                 710,000          710,000


          Total Portfolio Investments (101.04%)       11,105,654

Liabilities, net of cash and receivables   (-1.04%)     (114,876)


                     Total Net Assets (100.00%)      $10,990,778



(a)  Non-income  producing  security - No dividend  paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.

          International SmallCap Account Investments by Country


                              Total         Percentage of Total
     Country                   Value               Value


   Australia               $   772,199             6.95%
   Austria                     356,445             3.21
   Belgium                      49,163             0.44
   Canada                      754,025             6.79
   Czech Republic              146,250             1.32
   Denmark                     330,739             2.98
   Finland                     180,079             1.62
   France                      685,111             6.17
   Germany                     345,586             3.11
   Hong Kong                   214,517             1.93
   Ireland                     163,875             1.48
   Israel                      181,875             1.64
   Italy                       178,225             1.60
   Netherlands               1,455,335            13.10
   Norway                      889,595             8.01
   Singapore                    57,460             0.52
   Spain                       448,625             4.04
   Sweden                    1,012,490             9.12
   Switzerland                 351,263             3.16
   United Kingdom            1,748,084            15.74
   United States               784,713             7.07


               Total       $11,105,654           100.00%



PRINCIPAL VARIABLE CONTRACTS FUND, INC.
MICROCAP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (59.35%)

Aircraft & Parts (1.64%)
   Avteam, Inc.                           4,800(a)     $  51,600
   Tristar Aerospace Co.                  2,400(a)        37,200

                                                          88,800
Blast Furnace & Basic Steel
Products (1.73%)
   Titan International, Inc.              5,500           93,500

Colleges & Universities (0.59%)
   Career Education Corp.                 1,300(a)        31,850

Commercial Banks (1.16%)
   Pacific Century Financial Corp.        2,600           62,400

Communications Equipment (1.20%)
   Commscope, Inc.                        4,000(a)        64,750

Computer & Data Processing
Services (1.09%)
   Hypercom Corp.                         5,900(a)        59,000

Computer & Office Equipment (2.27%)
   Advanced Digital Information Corp.     3,100(a)        44,175
   ATL Products, Inc.                     1,100(a)        28,669
   Black Box Corp.                        1,500(a)        49,781

                                                         122,625
Cutlery, Handtools & Hardware (1.57%)
   American  Safety Razor Co.             5,800(a)        84,825

Drugs (0.95%)
   Perrigo Co.                            5,100(a)        51,319

Eating & Drinking Places (0.73%)
   Friendly Ice Cream Corp.                 400(a)         6,750
   Ryan's Family Steak Houses, Inc.       3,200(a)        32,800

                                                          39,550
Electrical Industrial Apparatus (2.46%)
   Carbide Graphite Group, Inc.           3,100(a)        86,219
   Ucar International, Inc.               1,600(a)        46,700

                                                         132,919
Electronic Components &
Accessories (4.12%)
   General Semiconductors                 4,500(a)        44,438
   Hadco Corp.                            1,700(a)        39,631
   Kemet Corp.                            5,800(a)        76,306
   Memc Electronic Materials, Inc.        6,000(a)        62,250

                                                         222,625
Family Clothing Stores (0.95%)
   Syms Corp.                             3,600(a)        51,300

Fire, Marine & Casualty Insurance (2.19%)
   Hub Group, Inc., Class A                 200(a)     $   4,225
   American Safety Insurance Group        2,900(a)        34,075
   Symons International Group, Inc.       4,500(a)        84,375

                                                         118,450
Freight Transportation
Arrangement (0.08%)
   Hub Group, Inc., Class A                 200(a)         4,225

Health & Allied Services, NEC (0.66%)
   American Physician Partners, Inc.      5,100(a)        35,700

Home Health Care Services (0.99%)
   Matria Healthcare, Inc.               15,200(a)        53,200

Hotels & Motels (1.65%)
   Prime Hospitality                      5,100(a)        88,931

Industrial Machinery, NEC (1.61%)
   Denison International PLC              4,400(a)        86,900

Insurance Agents, Brokers &
Services (3.76%)
   Healthplan Services Corp.             10,800          189,000
   The Seibels Bruce Group                1,900(a)        14,012

                                                         203,012
Life Insurance (1.89%)
   Arm Financial Corp.                    4,600          101,775

Medical Services & Health
Insurance (0.31%)
   Penn Treaty American Corp.               300(a)         9,450
   Trigon Healthcare, Inc.                  200(a)         7,237

                                                          16,687
Medical & Dental Laboratories (3.12%)
   Quest Diagnostics, Inc.                7,700(a)       168,437

Metal Services, NEC (1.57%)
   Philip Services Corp. ADR             20,600(a)        84,975

Miscellaneous Converted Paper
Products (0.56%)
   Shorewood Packaging Corp.              1,900(a)        30,162

Miscellaneous Investing (0.91%)
   Prime Retail, Inc.                     4,100           48,944

Miscellaneous Shopping Goods
Stores (3.22%)
   Friedmans, Inc., Class A              10,500(a)       173,906

Motion Picture Production &
Services (0.90%)
   Group Ad SA - ADR                      8,600(a)        48,375

Non-Store Retailers (0.85%)
   MDC Communications Corp., Class A      4,800(a)        45,900

Nursing & Personal Care
Facilities (3.27%)
   Integrated Health Services, Inc.       1,200(a)        45,000
   Mariner Health Group, Inc.             5,000(a)        83,125
   Sun Healthcare Group                   3,300(a)        48,263

                                                         176,388
Periodicals (0.36%)
   Playboy Enterprises, Inc.              1,100(a)        19,525

Professional & Commercial
Equipment (1.38%)
   CHS Electronics, Inc.                  1,900           33,963
   Vanstar Corp.                          2,800(a)        40,775

                                                          74,738
Real Estate Operators & Lessors (1.48%)
   Insignia Financial Group               2,800(a)        68,600
   Resortquest International, Inc.          700(a)        11,419

                                                          80,019
Refrigeration & Service
Machinery (1.30%)
   Fedders Corp.                         11,000           70,125

Rooming & Boarding Houses (0.27%)
   Bridgestreet Accomodations, Inc.       3,100(a)        14,337

Shoe Stores (0.99%)
   J. Baker, Inc.                         4,600           53,188

Surety Insurance (3.23%)
   Amerin Corp.                             800(a)        23,350
   Esg Re Ltd.                            6,200          134,075
   Scpie Holdings, Inc.                     500           16,938

                                                         174,363
Telephone Communications (0.35%)
   Rogers Cantel Mobile                   1,500(a)        18,750

Trucking & Courier Services,
Except Air (1.99%)
   Allied Holdings, Inc.                  5,100(a)       107,419


           Total Portfolio Investments (59.35%)        3,203,894

Cash and receivables, net of liabilities (40.65%)      2,193,977


                     Total Net Assets (100.00%)       $5,397,871



(a) Non-income producing security - No dividend paid during the period.

MIDCAP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (93.13%)

Blast Furnace & Basic Steel
Products (0.93%)
   Carpenter Technology                  50,000      $ 2,512,500

Carpets & Rugs (0.85%)
   Shaw Industries, Inc.                130,000        2,291,250

Chemicals & Allied Products (0.28%)
   Sigma-Aldrich Corp.                   21,300          748,162

Commercial Banks (9.70%)
   Associated Banc Corp.                 86,683        3,261,448
   Banc One Corp.                        26,330        1,469,521
   First Federal Capital Corp.          129,594        2,324,592
   First Union Corp.                     46,625        2,715,877
   Independent Bank Corp. Michigan       44,299        1,949,156
   Mercantile Bancorp., Inc.             33,390        1,682,021
   Merchants Bancorp., Inc.              45,800        1,448,425
   National City Corp.                   21,400        1,519,400
   North Fork Bancorp., Inc.            188,220        4,599,626
   Peoples Heritage Financial Group, Inc.
                                        102,000        2,409,750
   Princeton National Bancorp., Inc.     54,000          958,500
   Summit Bancorp.                       36,450        1,731,375

                                                      26,069,691
Commercial Printing (0.42%)
   Merrill Corp.                         47,400        1,045,763
   Workflow Management, Inc.             11,422(a)        92,094

                                                       1,137,857
Computer & Data Processing
Services (9.65%)
   American Management Systems, Inc.     53,100(a)     1,589,681
   Aztec Technology                      17,134(a)       130,643
   Cerner Corp.                         123,500(a)     3,496,594
   Choicepoint, Inc.                      6,310(a)       319,444
   HBO & Co.                            142,000        5,005,500
   ICG Communications, Inc.              69,000(a)     2,522,812
   Microsoft Corp.                       63,000(a)     6,827,625
   Sunquest Information Systems, Inc.   103,400(a)       943,525
   Synopsys, Inc.                       111,600(a)     5,105,700

                                                      25,941,524
Computer & Office Equipment (5.95%)
   3COM Corp.                            80,000(a)     2,455,000
   Ascend Communications                100,000(a)     4,956,250
   Cabletron Systems, Inc.              125,000(a)     1,679,688
   EMC Corp.                            150,000(a)     6,721,875
   SystemSoft Corp.                     116,900(a)       175,350

                                                      15,988,163
Construction & Related
Machinery (2.35%)
   Cooper Cameron Corp.                  35,000(a)     1,785,000
   EVI Weatherford, Inc.                122,000(a)     4,529,250

                                                       6,314,250
Crude Petroleum & Natural Gas (2.03%)
   Devon Energy Corp.                    85,000        2,969,688
   Newfield Exploration Co.             100,000(a)     2,487,500

                                                       5,457,188
Dairy Products (0.29%)
   Dreyer's Grand Ice Cream, Inc.        38,600          776,825

Department Stores (1.46%)
   Saks Holding                         142,000(a)     3,922,750

Drugs (4.63%)
   Alliance Pharmaceutical Corp.         30,000(a)       125,625
   Centocor, Inc.                        65,000(a)     2,356,250
   Dura Pharmaceuticals,  Inc.          107,500(a)     2,405,312
   Forest Laboratories, Inc.             37,000(a)     1,322,750
   Genzyme Corp. - General Division      15,060(a)       384,971
   Merck & Co., Inc.                     10,000        1,337,500
   Pharmacia & Upjohn, Inc.              34,400        1,586,700
   Watson Pharmaceuticals                63,000(a)     2,941,313

                                                      12,460,421
Electronic Components &
Accessories (4.95%)
   Altera Corp.                          75,000(a)     2,217,188
   Intel Corp.                           45,300        3,357,862
Electronic Components &
Accessories (4.95%) (Continued)
   Linear Technology Corp.               49,700     $  2,997,531
   Solectron Corp.                      112,800(a)     4,744,650

                                                      13,317,231
Engineering & Architectural
Services (0.79%)
   Paychex, Inc.                         51,900        2,111,681

Fire, Marine, & Casualty
Insurance (1.15%)
   Berkley (W.R.) Corp.                  77,400        3,100,838

Footwear, Except Rubber (1.01%)
   Nine West Group, Inc.                101,700(a)     2,726,831

General Industrial Machinery (3.75%)
   Flow International Corp.             101,500(a)     1,179,938
   Kaydon Corp.                          97,000        3,425,312
   Pentair, Inc.                         58,000        2,465,000
   Roper Industries, Inc.               115,800        3,025,275

                                                      10,095,525
Grocery Stores (0.79%)
   Casey's General Stores, Inc.         129,000        2,136,563

Holding Offices (0.55%)
   ISB Financial Corp.                   55,700        1,476,050

Hose, Belting, Gaskets &
Packing (0.71%)
   Mark IV Industries                    88,218        1,907,714

Hospitals (2.58%)
   Humana, Inc.                         110,000(a)     3,430,625
   Universal Health Services, Inc.,
     Class B                             60,100(a)     3,508,338

                                                       6,938,963
Hotels & Motels (1.13%)
   Four Seasons Hotel, Inc.              86,300        3,042,075

Household Appliances (1.37%)
   Maytag Corp.                          74,400        3,673,500

Industrial Inorganic Chemicals (0.35%)
   ICN Pharmaceuticals, Inc.             20,346          929,558

Industrial Machinery, NEC (1.59%)
   Coltec Industries                    215,000(a)     4,273,125

Insurance Agents, Brokers &
Services (1.39%)
   Equifax, Inc.                        103,000        3,740,187

Investment Offices (1.46%)
   AMVESCAP PLC Sponsored ADR            79,920        3,926,070

Iron & Steel Foundries (1.11%)
   Atchison Casting Corp.                31,900(a)  $    570,213
   Precision Castparts Corp.             45,000        2,401,875

                                                       2,972,088
Knitting Mills (1.12%)
   Russell Corp.                        100,000        3,018,750

Laundry, Cleaning & Garment
Services (0.64%)
   G & K Services, Inc.                  39,525        1,724,278

Measuring & Controlling
Devices (0.86%)
   ISCO, Inc.                                 1                4
   Millipore Corp.                       85,000        2,316,250

                                                       2,316,254
Meat Products (1.11%)
   Michael Foods, Inc.                  101,200        2,972,750

Medical Instruments & Supplies (2.01%)
   Boston Scientific Corp.               35,200(a)     2,521,200
   Steris Corp.                          45,400(a)     2,887,156

                                                       5,408,356
Medical Service & Health
Insurance (4.91%)
   Alternative Living Services           99,600(a)     2,689,200
   Foundation Health Systems, Inc.,
     Class A                            176,450(a)     4,653,869
   Orthofix International NV             77,600(a)     1,008,800
   Pacificare Health Systems, Inc., Class B
                                         20,598(a)     1,820,348
   Patient InfoSystems, Inc.             59,000(a)       154,875
   United Healthcare Corp.               45,000        2,857,500

                                                      13,184,592
Metal Services, NEC (0.28%)
   BMC Industries, Inc.                  87,100          762,125

Miscellaneous Business Services (0.11%)
   Cendant Corp.                         14,437(a)       301,372

Miscellaneous Chemical
Products (1.35%)
   Cytec Industries                      51,200(a)     2,265,600
   H. B. Fuller Co.                      24,400        1,352,675

                                                       3,618,275
Non-Store Retailers (0.16%)
   U.S. Office Products Co.              21,417(a)       417,632

Office Furniture (0.78%)
   Chromcraft Revington, Inc.            77,000(a)     1,395,625
   Kimball International, Inc., Class B  38,600          699,625

                                                       2,095,250
Office & Clinics of Medical
Doctors (0.92%)
   Phycor, Inc.                         149,700(a)     2,479,406

Oil & Gas Field Services (1.49%)
   Diamond Offshore Drilling            100,000        4,000,000

Operative Builders (1.54%)
   D. R. Horton, Inc.                   159,500        3,329,563
   Pulte Corp.                           26,842          801,905

                                                       4,131,468
Paints & Allied Products (0.60%)
   RPM, Inc.                             95,250     $  1,619,250

Passenger Transportaion
Arrangement (0.03%)
   Navigant International                 8,567(a)        72,818

Personal Credit Institutitions (0.80%)
   Firstplus Financial Group             60,000(a)     2,160,000

Plastic Materials & Synthetics (0.39%)
   A. Schulman, Inc.                     54,200        1,060,288

Plumbing, Heating &
Air-Conditioning (0.70%)
   Apogee Enterprises, Inc.             121,200        1,855,874
   Metalclad Corp.                       24,700(a)        25,472

                                                       1,881,346
Public Building & Related
Furniture (0.81%)
   BE Aerospace, Inc.                    75,000(a)     2,184,375

Refrigeration & Service
Machinery (0.30%)
   Tecumseh Products Co., Class A        15,300          808,031

Sanitary Services (0.64%)
   Browning-Ferris Industries, Inc.      49,500        1,720,125

Savings Institutions (2.53%)
   Greenpoint Financial Corp.            70,000        2,633,750
   Sterling Financial Corp.              62,000        1,410,500
   WSFS Financial Corp.                 135,000        2,767,500

                                                       6,811,750
Schools & Educational Services (0.06%)
   School Specialty, Inc.                 9,519(a)       155,868

Security Brokers & Dealers (0.81%)
   Jefferies Group, Inc.                 52,800        2,164,800

Telephone Communications (2.73%)
   Hyperion Telecommunications, Inc.,
     Class A                            100,000(a)     1,568,750
   McLeod USA, Inc.                      86,600(a)     3,366,575
   WinStar Communications, Inc.          56,000(a)     2,404,500

                                                       7,339,825
Toys & Sporting Goods (0.87%)
   Mattel, Inc.                          55,000        2,327,187

Trucking & Courier Services,
Except Air (0.75%)
   J. B. Hunt Transport Services, Inc.   56,900        2,027,063

Women's & Children's
Undergarments (0.61%)
   Warnaco Group, Class A                38,556        1,636,220


                            Total Common Stocks      250,388,034

Bonds (0.18%)

Management & Public Relations (0.18%)
   Complete Management, Inc. Convertible
      Debentures; 8.00%; 12/15/03         $1,000,000     $   495,000

Commercial Paper (6.57%)

Miscellaneous Electrical Equipment &
Supplies (1.82%)
   General Electric Co.; 5.80%; 7/06/98    4,900,000       4,896,053

Personal Credit Institutions (4.75%)
   Investment in Joint Trade Account,
     Associates Corp.; 6.25%; 7/1/98      12,759,330      12,759,330


                         Total Commercial Paper           17,655,383


           Total Portfolio Investments (99.88%)          268,538,417

Cash and receivables, net of liabilities (0.12%)             328,509


                     Total Net Assets (100.00%)         $268,866,926



(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (94.86%)

Accounting, Auditing &
Bookkeeping (0.23%)
   Billing Concepts Corp.                   800(a)   $    12,400

Advertising (1.08%)
   Snyder Communications, Inc.            1,300(a)        57,200

Air Transportation, Scheduled (0.73%)
   UAL Corp.                                500(a)        39,000

Aircraft & Parts (0.79%)
   Gulfstream Aerospace Corp.               900(a)        41,850

Automotive Rentals, No Drivers (1.08%)
   Hertz Corp., Inc.                      1,300           57,606

Bakery Products (0.94%)
   Interstate Bakeries                    1,500           49,781

Blast Furnace & Basic Steel
Products (0.37%)
   Bethlehem Steel Corp.                  1,600(a)        19,900

Cement, Hydraulic (0.51%)
   Centex Construction Products             700           26,950

Combination Utility Services (3.17%)
   Commonwealth Energy Systems            2,200           83,050
   Montana Power Co.                      1,200           41,700
   Sierra Pacific Resources               1,200           43,575

                                                         168,325
Commercial Banks (6.84%)
   City National Corp.                    1,400           51,712
   Cullen Frost Bankers                     600           32,550
   First Security Corp.                   1,100           23,547
   Imperial Bancorp.                      1,100(a)        33,000
   Mercantile Bankshares Corp.            1,200           41,775
   North Fork Bancorp., Inc.                700           17,106
   Provident Financial Group              1,100           50,188
   Southtrust Corp.                       1,500           65,250
   Zions Bancorp.                           900           47,812

                                                         362,940
Commercial Printing (1.10%)
   Bowne & Co., Inc.                      1,300           58,500

Communications Equipment (1.62%)
   Tellabs, Inc.                          1,200(a)        85,950

Computer & Data Processing
Services (7.63%)
   America Online, Inc.                     500           53,000
   BMC Software, Inc.                     1,900(a)        98,680
   Cadence Design Systems, Inc.           1,500(a)        46,875
   Computer Task Group                      700           23,450
   Compuware Corp.                        1,400(a)        71,575
   Keane, Inc.                              600(a)        33,600
   Network Associates                       750(a)        35,906
   Sterling Software                      1,400(a)        41,387

                                                         404,473
Computer & Office Equipment (1.58%)
   Apple Computer, Inc.                     600(a)        17,212
   Storage Technology                       900(a)        39,038
   Stratus Computer                       1,100(a)        27,844

                                                          84,094
Construction & Related
Machinery (0.48%)
   Cooper Cameron Corp.                     500(a)        25,500

Cutlery, Handtools & Hardware (0.69%)
   Danaher Corp.                          1,000           36,688

Deep Sea Foreign Transportation
of Freight (0.31%)
   Trico Marine Services, Inc.            1,200(a)        16,425

Department Stores (1.22%)
   Proffitts, Inc.                        1,600           64,600

Drugs (4.03%)
   Biogen, Inc.                           1,200(a)        58,800
   Elan Corp. PLC ADR                     1,000(a)        64,313
   Rexall Sundown, Inc.                     600(a)     $  21,150
   Watson Pharmaceuticals                 1,500(a)        70,031
                                                         214,294
Eating & Drinking Places (0.42%)
   Cracker Barrel Old Country Store, Inc.   700           22,225

Electric Services (5.25%)
   AES Corp.                                700(a)        36,793
   BEC Energy Com                         1,700           70,550
   DQE, Inc.                              1,200           43,200
   GPU, Inc.                              1,600           60,500
   Pinnacle West Capital Corp.            1,500           67,500

                                                         278,543
Electrical Goods (0.29%)
   Cellstar Corp.                         1,200(a)        15,525

Electrical Industrial Apparatus (0.62%)
   American Power Conversion              1,100(a)        33,000

Electronic Components &
Accessories (2.21%)
   Linear Technology Corp.                  700           42,219
   Maxim Integrated Products, Inc.        1,700(a)        53,869
   Solectron Corp.                          500(a)        21,031

                                                         117,119
Engines & Turbines (0.39%)
   Cummins Engine Co., Inc.                 400           20,500

Family Clothing Stores (2.60%)
   Ross Stores, Inc.                      1,300           55,900
   TJX Cos., Inc.                         3,400           82,025

                                                         137,925
Farm & Garden Machinery (0.68%)
   Case Corp.                               500           24,125
   New Holland NV                           600           11,775

                                                          35,900
Fire, Marine, & Casualty Insurance (0.52%)
   Renaissance Holdings Ltd.                600           27,788

Gas Production & Distribution (1.97%)
   El Paso Natural Gas                    1,100           42,075
   National Fuel Gas Co.                    900           39,206
   Questar Corp.                          1,200           23,550

                                                         104,831
General Industrial Machinery (0.75%)
   Timken Co.                             1,300           40,056

Grocery Stores (0.57%)
   Whole Foods Market, Inc.                 500(a)        30,250

Health & Allied Services, NEC (0.48%)
   Lincare Holdings, Inc.                   600(a)        25,238

Household Furniture (1.98%)
   Furniture Brands International, Inc.   1,600(a)        44,900
   Leggett & Platt, Inc.                  2,400           60,000

                                                         104,900
Industrial Organic Chemicals (0.84%)
   International Specialty Products       2,400(a)        44,700

Iron Ores (0.20%)
   Cleveland-Cliffs, Inc.                   200           10,725

Measuring & Controlling Devices (1.44%)
   Waters Corp.                           1,300(a)     $  76,619

Meat Products (1.04%)
   Hormel Foods Corp.                     1,600           55,300

Medical Instruments & Supplies (3.82%)
   Arterial Vascular Engineering            900(a)        32,175
   Ballard Medical Products               1,500           27,000
   Biomet, Inc.                           1,700           56,206
   Dentsply International, Inc.             200            5,000
   Steris Corp.                           1,300(a)        82,672

                                                         203,053
Medical Service & Health
Insurance (0.51%)
   Aflac, Inc.                              900           27,281


Men's & Boys' Furnishings (1.62%)
   Nautica Enterprises, Inc.                900(a)        24,131
   V.F. Corp.                             1,200           61,800

                                                          85,931
Metal Cans & Shipping
Containers (0.83%)
   Ball Corp.                             1,100           44,206

Miscellaneous Chemical
Products (1.08%)
   Cytec Industries                       1,300(a)        57,525

Miscellaneous Equipment Rental &
Leasing (0.71%)
   Cort Business Services                 1,200           37,800

Miscellaneous Food & Kindred
Products (1.00%)
   Universal Foods Corp.                  2,400           53,250

Miscellaneous Food Stores (0.70%)
   General Nutrition Cos.                 1,200(a)        37,350

Miscellaneous Investing (0.47%)
   Ihop Corp.                               600(a)        24,825

Miscellaneous Plastics
Products, NEC (0.47%)
   Aptargroup, Inc.                         400           24,875

Miscellaneous Shopping Goods
Stores (1.36%)
   Dollar Tree Stores, Inc.                 600(a)        24,375
   Zale Corp.                             1,500(a)        47,719

                                                          72,094
Motion Picture Distribution &
Services (0.24%)
   King World Productions                   500(a)        12,750

Motor Vehicles & Equipment (0.38%)
   Federal Mogul Corp.                      300           20,250

Motorcycles, Bicycles & Parts (0.66%)
   Harley Davidson, Inc.                    900           34,875

Newspapers (1.13%)
   Pulitzer Publishing Co.                  400           35,700
   The McClatchy Co., Class A               200            6,925
   Washington Post Co., Class B             30            17,280

                                                          59,905
Non-Ferrous Rolling & Drawing (0.41%)
   General Cable Corp.                      750           21,656

Oil & Gas Field Services (2.15%)
   Cliffs Drilling Co.                      600(a)        19,688
   Helmerich & Payne                      1,300           28,925
   Noble Drilling Corp.                   1,600(a)        38,500
   Rowan Cos., Inc.                       1,400(a)        27,213

                                                         114,326
Paperboard Mills (0.87%)
   Caraustar Industries, Inc.             1,600           46,200

Passenger Transportation
Arrangement (1.00%)
   Sabre Group Holdings, Inc.             1,400(a)        53,200

Personal Credit Institutions (0.81%)
   Firstplus Financial Group              1,200(a)        43,200

Personnel Supply Services (0.88%)
   Accustaff, Inc.                        1,500(a)        46,875

Petroleum Refining (1.68%)
   Sun Company, Inc.                      1,700           65,981
   Valero Energy Corp.                      700           23,275

                                                          89,256
Plastic Materials & Synthetics (1.68%)
   Crompton & Knowles                     1,900           47,856
   Rohm & Haas Co.                          400           41,575

                                                          89,431
Preserved Fruits & Vegetables (0.36%)
   Lancaster Colony                         500           18,938

Professional & Commercial
Equipment (0.71%)
   CHS Electronics, Inc.                  2,100(a)        37,538

Rental of Railroad Cars (0.41%)
   Gatx Corp.                               500           21,938

Sanitary Services (1.24%)
   Allied Waste Industries, Inc.          1,300(a)        31,200
   USA Waste Services, Inc.                 700(a)        34,563

                                                          65,763
Savings Institutions (1.16%)
   Charter One Financial, Inc.            1,200           40,425
   Downey Financial                         650           21,247

                                                          61,672
Security & Commodity Services (0.99%)
   Price (T. Rowe) Associates             1,400           52,588

Security Brokers & Dealers (1.58%)
   Bear Stearns Cos., Inc.                1,100           62,562
   Edwards (A.G.), Inc.                     500           21,344

                                                          83,906
Shoe Stores (0.69%)
   Payless Shoesource, Inc.                 500(a)        36,844

Soap, Cleaners & Toilet Goods (0.97%)
   Alberto-Culver Co., Class B              700           20,300
   Estee Lauder Co., Class A                450           31,359

                                                          51,659
Surety Insurance (2.26%)
   CMAC Investment Corp.                    500           30,750
   Old Republic International Corp.       1,550           45,434
   The PMI Group, Inc.                      600           44,025

                                                         120,209
Telephone Communications (2.35%)
   Century Telephone Enterprises          1,600           73,400
   Star Telecommunications                1,100(a)        24,612
   Tel-Save Holdings, Inc.                1,800(a)        26,550

                                                         124,562
Variety Stores (0.84%)
   Family Dollar Stores                   2,400           44,400

Wood Buildings & Mobile
Homes (0.19%)
   ABT Building Products Corp.              600(a)        10,313


           Total Portfolio Investments (94.86%)        5,038,064

Cash and receivables, net of liabilities (5.14%)         273,203


                     Total Net Assets (100.00%)       $5,311,267



(a) Non-income producing security - No dividend paid during the past twelve months.

MONEY MARKET ACCOUNT


                                       Principal
                                        Amount          Value


Commercial Paper (87.27%)

Asset Backed Securities (17.73%)
   CXC Inc.;
     5.54%; 7/6/98                   $  700,000       $  699,461
     5.53%; 7/16/98                     325,000          324,251
     5.54%; 7/16/98                     500,000          498,846
     5.53%; 8/19/98                     300,000          297,742
   Corporate Asset Funding Co.;
     5.52%; 7/7/98                    1,240,000        1,238,859
     5.52%; 7/14/98                     675,000          673,655
     5.53%; 9/2/98                    1,225,000        1,213,145
   Corporate Receivables Corp.;
     5.53%; 7/21/98                   1,000,000          996,928
     5.52%; 7/30/98                     575,000          572,443
     5.54%; 8/5/98                      400,000          397,846
     5.55%; 8/13/98                   1,150,000        1,142,376
   Sheffield Receivables Corp.;
     5.51%; 7/7/98                      725,000          724,334
     5.50%; 7/10/98                     375,000          374,484
     5.54%; 7/10/98                     675,000          674,065
     5.60%; 7/21/98                     300,000          299,067

                                                      10,127,502
Business Credit Institutions (6.26%)
   AON Corp.;
     5.54%; 8/6/98                      850,000          845,291
   General Electric Capital Corp.;
     5.45%; 7/24/98                     375,000          373,694
     5.44%; 9/18/98                     350,000          345,822
     5.41%; 10/23/98                    450,000          442,291
     5.43%; 11/20/98                    125,000          122,323
     5.42%; 12/22/98                    250,000          243,451
     5.44%; 1/15/99                     500,000          485,040
     5.50%; 1/22/99                     250,000          242,170
     5.45%; 3/8/99                      190,000          182,809
     5.42%; 3/12/99                     300,000          288,528

                                                       3,571,419
Commercial Banks (4.15%)
   Norwest Corp.;
     6.03%; 7/1/98                    1,000,000        1,000,000
     5.53%; 8/12/98                   1,375,000        1,366,129

                                                       2,366,129
Cutlery, Handtools & Hardware (2.60%)
   Stanley Works.;
     5.50%; 9/10/98                     475,000          469,848
     5.50%; 9/17/98                   1,025,000        1,012,785

                                                       1,482,633
Department Stores (3.35%)
   J.C. Penney Funding Corp.;
     5.52%; 7/17/98                   1,000,000          997,547
   Sears Roebuck Acceptance Corp.;
     5.52%; 7/22/98                     915,000          912,053

                                                       1,909,600
Electric Services (1.96%)
   Commed Fuel Co., Inc.;
     LOC First National Bank of Chicago;
     5.51%; 8/5/98                      800,000          795,714
     5.50%; 8/7/98                      325,000          323,163

                                                       1,118,877
Finance Services (5.45%)
   Mitsubishi International Corp.;
     5.52%; 7/8/98                      300,000          299,678
     5.56%; 7/21/98                     250,000          249,227
     5.55%; 7/29/98                   1,175,000        1,169,928
     5.53%; 8/3/98                      725,000          721,325
     5.55%; 8/4/98                      675,000          671,462

                                                       3,111,620
Insurance Agents, Brokers &
Services (1.32%)
   Marsh & Mclennan Cos.;
     5.53%; 9/25/98                     765,000          754,894

Investment Offices (5.50%)
   Morgan Stanley Group, Inc.;
     5.51%; 7/13/98                     450,000          449,173
     5.49%; 7/22/98                     500,000          498,400
     5.49%; 7/23/98                   1,100,000        1,096,309
     5.53%; 8/7/98                    1,100,000        1,093,748

                                                       3,137,630
Life Insurance (1.66%)
   American General Corp.;
     5.50%; 7/6/98                      350,000          349,733
     5.51%; 7/27/98                     600,000          597,612

                                                         947,345
Miscellaneous Electrical Equipment &
Supplies (1.60%)
   General Electric Co.;
     5.55%; 8/19/98                     175,000          173,678
     5.45%; 10/2/98                     750,000          739,441

                                                         913,119
Miscellaneous Investing (1.23%)
   Delaware Funding Corp.;
     5.53%; 7/8/98                      700,000          699,248

Miscellaneous Manufacturers (0.70%)
   Dover Corp.;
     5.55%; 7/16/98                     400,000          399,075

Mortgage Bankers & Brokers (4.90%)
   Countrywide Home Loan, Inc.;
     5.58%; 8/26/98                     625,000          619,575
     5.55%; 8/27/98                     500,000          495,606
     5.53%; 9/3/98                      750,000          742,627
     5.53%; 9/4/98                      950,000          940,514

                                                       2,798,322
Paint, Glass & Wallpaper Stores (3.50%)
   Sherwin-Williams Co.;
     5.52%; 7/2/98                      500,000          499,923
     5.51%; 7/13/98                   1,000,000          998,163
     5.53%; 7/14/98                     500,000          499,002

                                                       1,997,088
Personal Credit Institutions (13.16%)
   Associates First Capital Corp.;
     5.52%; 7/27/98                     400,000          398,405
     5.52%; 7/31/98                   1,325,000        1,318,905
     5.52%; 8/14/98                   1,150,000        1,142,241
     5.52%; 9/11/98                     325,000          321,413
   Beneficial Corp.;
     5.55%; 7/15/98                     400,000          399,137
     5.54%; 7/30/98                     245,000          243,907
   Comoloco, Inc.;
     5.37%; 8/18/98                     250,000          248,210
     5.42%; 9/3/98                      400,000          396,146
     5.62%; 9/8/98                      375,000          370,960
     5.62%; 9/15/98                     350,000          345,847
     5.34%; 11/13/98                    300,000          293,993
     5.34%; 11/20/98                    225,000          220,261
     5.40%; 11/24/98                    250,000          244,525
     5.50%; 2/23/99                     500,000          481,692
     5.48%; 3/5/99                      100,000           96,240
   General Motors Acceptance Corp.;
     5.52%; 7/15/98                   1,000,000          997,853

                                                       7,519,735
Security Brokers & Dealers (12.20%)
   Bear Stearns Cos., Inc.;
     5.52%; 7/20/98                   1,100,000        1,096,795
     5.53%; 7/24/98                   1,000,000          996,467
     5.53%; 8/4/98                    1,000,000          994,777
   Goldman Sachs Group, L.P.;
     5.52%; 8/28/98                   1,000,000          991,107
   Merrill Lynch & Co., Inc.;
     5.53%; 7/9/98                      775,000          774,048
     5.35%; 7/17/98                     300,000          299,287
     5.63%; 9/1/98                      375,000          371,364
     5.32%; 10/30/98                    250,000          245,530
     5.32%; 11/6/98                     225,000          220,744
     5.38%; 11/20/98                    225,000          220,225
     5.39%; 12/11/98                    325,000          317,068
     5.51%; 2/8/99                      250,000          241,505
     5.48%; 3/8/99                      200,000          192,389

                                                       6,961,306


                         Total Commercial Paper       49,815,542

Bank Notes (2.72%)

Commercial Banks (2.72%)
   BankBoston, N.A.;
     5.97%; 10/23/98                    250,000          250,000
   Morgan Guaranty Trust Co.;
     5.93%; 8/31/98                     300,000          299,997
   Morgan Guaranty Trust Co.
     Certificate of Deposit;
     5.84%; 7/28/98                   1,000,000          999,972


                               Total Bank Notes        1,549,969

Bonds (10.45%)

Beverages (0.60%)
   Coca-Cola Co. Notes;
     7.88%; 9/15/98                     340,000          341,346

Business Credit Institutions (4.78%)
   Associates Corp., N.A. Senior Notes;
     8.80%; 8/1/98                      125,000          125,277
   CIT Group Holdings, Inc.
     Medium-Term Notes;
     5.88%; 11/9/98                     250,000          250,075
     Senior Notes; 6.38%; 5/21/99       800,000          803,994
   Ford Motor Credit Co. Notes;
     5.63%; 12/15/98                    712,000          711,543
     5.63%; 1/15/99                     121,000          120,812
     8.00%; 1/15/99                     101,000          102,108
     7.25%; 5/15/99                     605,000          612,135

                                                       2,725,944
Department Stores (0.18%)
   J.C. Penney Co. Notes;
     6.88%; 6/15/99                     101,000          101,981

Fire, Marine & Casualty Insurance (0.18%)
   Commercial Credit Co. Debentures;
     9.60%; 5/15/99                     100,000          103,037

Life Insurance (0.26%)
   Transamerica Financial Corp. Senior
     Notes; 6.80%; 3/15/99              150,000          150,970

Personal Credit Institutions (4.45%)
   American General Finance Corp.
     Senior Notes; 6.88%; 7/1/99        155,000          156,567

   Associates Corp. of North America
     Senior Notes;
     6.38%; 8/15/98                  $  300,000       $  300,146
     5.25%; 9/1/98                      350,000          349,578
     6.50%; 9/9/98                      200,000          200,223
     6.25%; 3/15/99                     750,000          752,449
   General Motors Acceptance Corp. Notes;
     7.13%; 6/1/99                      142,000          143,579
   Household Finance Co. Notes;
     7.63%; 6/15/99                     100,000          101,537
   Norwest Financial, Inc. Senior Notes;
     8.50%; 8/15/98                     433,000          434,288
     6.25%; 3/15/99                     105,000          105,309

                                                       2,543,675


                                    Total Bonds        5,966,953

          Total Portfolio Investments (100.44%)       57,332,464

Liabilities, net of cash and receivables (-0.44%)       (253,473)


                     Total Net Assets (100.00%)       $57,078,991



REAL ESTATE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (38.04%)

Apartment REITS (13.73%)
   Avalon Bay Communities, Inc.          10,000       $  380,000
   Equity Residential Properties Trust    8,000          379,500
   Gables Residential Trust              13,000          352,625
   Security Capital Atlantic, Inc.       16,000          357,000

                                                       1,469,125
Factory Outlet REITS (2.24%)
   Chelsea GCA Realty                     6,000          240,000

Mall REITS (2.10%)
   General Growth Properties              6,000          224,250

Manufactured Homes REITS (3.21%)
   Manufactured Home Communities, Inc.    6,000          144,750
   Sun Communities, Inc.                  6,000          198,750

                                                         343,500
Net Lease REITS (3.18%)
   Trinet Corporate Realty Trust, Inc.   10,000          340,000

Office & Industrial REITS (10.31%)
   Cornerstone Properties                12,000          211,500
   Duke Realty Investments, Inc.         10,000          236,875
   Kilroy Realty Corp.                   10,000          250,000
   Security Capital Industrial Trust     10,000          250,000
   Spieker Properties, Inc.               4,000          155,000

                                                       1,103,375
Self Storage REITS (3.27%)
   Storage USA                           10,000          350,000


                            Total Common Stocks        4,070,250



                                       Principal
                                        Amount          Value


Commercial Paper (80.05%)

Business Credit Institutions (3.73%)
   American Express Credit Corp.;
     5.55%; 7/16/98                  $  400,000       $  399,075

Federal & Federally Sponsored
Credit (65.74%)
   Federal National Mortgage Association;
     5.44%; 7/2/98                    1,500,000        1,499,773
   Investment in Joint Trade Account;
     FHLMC; 5.85%; 7/1/98             5,535,010        5,535,010

                                                       7,034,783
Personal Credit Institutions (10.58%)
   Ford Motor Credit Co.;
     5.54%; 7/14/98                     400,000          399,200
   Household Finance Corp.;
     5.55%; 7/23/98                     335,000          333,864
   Norwest Financial, Inc.;
     5.56%; 7/21/98                     400,000          398,764

                                                       1,131,828


                         Total Commercial Paper        8,565,686


          Total Portfolio Investments (118.09%)       12,635,936

Liabilities, net of cash and receivables (-18.09%)    (1,935,629)


                     Total Net Assets (100.00%)       $10,700,307




SMALLCAP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (93.07%)

Blast Furnace & Basic Steel
Products (2.23%)
   Carpenter Technology                   2,900        $ 145,725
   NS Group, Inc.                         7,100(a)        71,887

                                                         217,612
Commercial Banks (3.22%)
   Associated Banc Corp.                  4,150          156,144
   First Federal Capital Corp.            8,800          157,850

                                                         313,994
Commercial Printing (1.37%)
   World Color Press, Inc.                3,800(a)     $ 133,000

Communications Equipment (5.41%)
   Allen Telecom, Inc.                    9,200(a)       106,950
   DSP Communications, Inc.              10,900(a)       149,875
   Larscom, Inc.                         15,600(a)       110,175
   Sawtek, Inc.                           3,800(a)        56,050
   Spectrian Corp.                        6,400(a)       103,600

                                                         526,650
Computer & Data Processing
Services (6.08%)
   GTECH Holdings Corp.                   3,100(a)       104,431
   Hypercom Corp.                         8,400(a)        84,000
   ICG Communications, Inc.               4,000(a)       146,250
   SPSS, Inc.                             4,000(a)        93,000
   Synopsys, Inc.                         3,600(a)       164,700

                                                         592,381
Computer & Office Equipment (0.57%)
   Smart Modular Technologies , Inc.      3,800(a)        55,575

Construction & Related
Machinery (1.50%)
   JLG Industries, Inc.                   7,200          145,800

Crude Petroleum & Natural Gas (2.93%)
   Forcenergy, Inc.                       7,200(a)       128,250
   Nuevo Energy Co.                       4,900(a)       157,412

                                                         285,662
Deep Sea Foreign Transportation
of Freight (0.72%)
   Trico Marine Services, Inc.            5,100(a)        69,806

Drugs (3.06%)
   Chirex, Inc.                           6,700(a)       117,669
   Inhale Therapeutic Systems             5,300(a)       131,175
   Matritech, Inc.                       24,000(a)        49,500

                                                         298,344
Eating & Drinking Places (1.34%)
   Ruby Tuesday, Inc.                     8,400          130,200

Electric Services (1.43%)
   TNP Enterprises, Inc.                  4,500          138,937

Electronic Components &
Accessories (7.76%)
   DII Group, Inc.                       12,100(a)       206,456
   Flextronics International              2,300(a)       100,050
   Hadco Corp.                            2,600(a)        60,613
   Jabil Circuit, Inc.                    5,300(a)       138,462
   Microchip Technology, Inc.             3,100(a)       102,494
   Sanmina Corp.                          3,400(a)       147,475

                                                         755,550
Family Clothing Stores (1.16%)
   Gadzooks, Inc.                         4,100(a)       113,006

Fire, Marine, & Casualty Insurance (3.28%)
   HCC Insurance Holdings, Inc.           8,700          191,400
   Berkley (W.R.) Corp.                   3,200          128,200

                                                         319,600
Furniture & Home Furnishings (1.10%)
   Cost Plus, Inc.                        3,600(a)       107,100

General Industrial Machinery (2.27%)
   General Scanning, Inc.                 8,500(a)        75,969
   Regal Beloit                           5,100          145,350

                                                         221,319
Grain Mill Products (1.41%)
   Ralcorp Holdings, Inc.                 7,300(a)       137,787

Hotels & Motels (0.95%)
   Servico, Inc.                          6,200(a)        93,000

Industrial Machinery, NEC (1.00%)
   Industrial Distribution Group          6,300(a)        97,650

Industrial Organic Chemicals (1.06%)
   CFC International                      9,600(a)       103,200

Lumber & Other Building
Materials (1.26%)
   Eagle Hardware                         5,300(a)       122,562

Measuring & Controlling
Devices (2.87%)
   Cytyc Corp.                            7,900(a)       128,869
   Integrated Measurement Systems         9,300(a)        72,075
   Quickturn Design Systems, Inc.        10,750(a)        78,609

                                                         279,553
Medical & Dental Laboratories (1.16%)
   Urocor, Inc.                          15,900(a)       113,287

Medical Instruments & Supplies (3.64%)
   Adac Laboratories                      6,800          153,000
   Focal, Inc.                            4,900(a)        49,000
   Hologic, Inc.                          8,400(a)       152,775

                                                         354,775
Medical Service & Health
Insurance (0.10%)
   FPA Medical Management                 8,800(a)        10,175

Men's & Boys' Clothing Stores (0.93%)
   Hot Topic, Inc.                        3,800(a)        90,250

Men's & Boys' Furnishings (1.29%)
   Nautica Enterprises, Inc.              4,700(a)       126,019

Metal Services, NEC (0.75%)
   BMC Industries, Inc.                   8,400           73,500

Miscellaneous Chemical
Products (1.65%)
   Fuller  (H.B.) Co.                     2,900          160,769

Miscellaneous Converted Paper
Products (1.17%)
   Shorewood Packaging Corp.              7,200(a)       114,300

Miscellaneous Electrical Equipment &
Supplies (0.76%)
   Motorcar Parts & Accessories           5,000(a)        73,750

Miscellaneous Fabricated Metal
Products (1.44%)
   Watts Industries, Inc.                 6,700          139,863

Miscellaneous Manufacturers (1.54%)
   Russ Berrie & Co.                      6,000          150,000

Miscellaneous Non-Metallic
Mineral Products (0.74%)
   Hexcel Corp.                           3,200(a)    $   72,400

Miscellaneous Shopping Goods
Stores (1.01%)
   Zale Corp.                             3,100(a)        98,619

Motor Vehicles & Equipment (1.84%)
   United Auto Group                      8,200(a)       179,375

Non-Ferrous Rolling & Drawing (0.86%)
   Titanium Metals Corp.                  3,800           83,838

Non-Store Retailers (0.76%)
   USA Floral Products, Inc.              4,700(a)        74,025

Office Furniture (3.07%)
   Chromcraft Revington, Inc.             8,600(a)       155,875
   Kimball International, Inc., Class B   7,900          143,188

                                                         299,063
Oil & Gas Field Service (0.77%)
   Marine Drilling Co., Inc.              4,700(a)        75,200

Personal Credit Institutions (1.11%)
   Firstplus Financial Group              3,000(a)       108,000

Photographic Equipment &
Supplies (0.91%)
   Imax Corp.                             3,900(a)        88,969

Plumbing, Heating,
Air-Conditioning (1.79%)
   Apogee Enterprises, Inc.              11,400          174,563

Public Building & Related
Furniture (0.81%)
   BE Aerospace, Inc.                     2,700(a)        78,638

Rubber & Plastics Footwear (1.26%)
   Vans, Inc.                            12,700(a)       123,031

Savings Institutions (1.83%)
   Community First Bankshare              6,800          178,075

Security Brokers & Dealers (1.73%)
   Jefferies Group, Inc.                  4,100          168,100

Soap, Cleaners, & Toilet Goods (2.70%)
   Carter-Wallace, Inc.                   8,500          153,531
   Digene Corp.                          11,200(a)       109,200

                                                         262,731
Surety Insurance (1.73%)
   Enhance Financial Services Group       5,000          168,750

Women's Clothing Stores (1.74%)
   Wet Seal, Inc., CLA                    5,300(a)    $  169,600


                            Total Common Stocks        9,067,953


                                       Principal
                                        Amount          Value


Commercial Paper (6.55%)

Federal & Federally Sponsored
Credit (6.55%)
   Investment in Joint Trade Account;
     FHLMC; 5.85%; 7/1/98             $ 637,925        $ 637,925


           Total Portfolio Investments (99.62%)        9,705,878

Cash, receivables and other assets,
         net of liabilities (0.38%)                       37,467


                     Total Net Assets (100.00%)       $9,743,345



(a) Non-income producing security - No dividend paid during the past twelve months.

SMALLCAP GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (102.35%)

Accounting, Auditing &
Bookkeeping (1.01%)
   Profit Recovery Group
     International, Inc.                  2,000(a)     $  55,875

Advertising (3.21%)
   Lycos                                  1,200(a)        90,450
   TMP Worldwide, Inc.                    2,500(a)        87,188

                                                         177,638
Airports, Flying Fields &
Services (2.14%)
   AHL Services, Inc.                     3,000(a)       118,125

Apparel & Accessory Stores (1.79%)
   Men's Wearhouse, Inc.                  3,000(a)        99,000

Business Credit Institutions (1.66%)
   Resource America, Inc.                 3,100           91,838

Communications Equipment (1.68%)
   Antec Corp.                            4,000(a)        92,750

Computer & Data Processing
Services (21.35%)
   Aspen Technology, Inc.                 2,000(a)       101,000
   Axent Technologies                     3,000(a)        91,875
   CMG Information Services, Inc.         1,400(a)        99,050
   Daou Systems, Inc.                     5,000(a)       114,375
   Docucorp International                 6,000(a)        39,375
   Documentum, Inc.                       1,000(a)        48,000
   Icon CMT Corp.                         3,600(a)        66,600
   Inspire Insurance Solutions, Inc.      2,500(a)        83,125
   Macromedia, Inc.                       3,000(a)     $  56,063
   Basin Exploration, Inc.                5,000(a)        88,125
   Mercury Ineractive Corp.                 600(a)        26,775
   Paradigm Geophysical Ltd.              3,500(a)        24,609
   Quadramed Corp.                        3,000(a)        81,937
   Sapient Corp.                          1,000(a)        52,750
   Tier Technologies, Class B             6,000(a)       106,875
   TSI International Software Ltd.        3,500(a)        80,062
   USWeb Corp.                            2,100(a)        49,743
   Verio, Inc.                            2,300(a)        57,212

                                                       1,179,426
Crude Petroleum & Natural Gas (2.63%)
   Basin Exploration, Inc.                5,000(a)        88,125
   Swift Energy Co.                       3,600           57,375

                                                         145,500
Drugs (2.47%)
   Pharmacylics, Inc.                     3,000(a)        71,250
   Theragenics Corp.                      2,500(a)        65,156

                                                         136,406
Electrical Goods (1.91%)
   Dunn Computer Corp.                    5,000(a)        41,250
   Kent Electonics Corp.                  3,500(a)        64,094

                                                         105,344
Elementary & Secondary Schools (1.80%)
   Computer Learning Centers, Inc.        4,000(a)        99,500

Engineering & Architectural
Services (1.97%)
   Tetra Tech, Inc.                       4,500(a)       109,125

Environmental Quality (1.18%)
   US Liquids, Inc.                       3,000(a)        65,250

Fire, Marine, & Casualty Insurance (1.28%)
   American Safety Insurance Group        6,000(a)        70,500

Fuel Dealers (1.58%)
   Blue Rhino Corp.                       5,000(a)        87,500

Furniture & Home Furnishings (2.44%)
   Cost Plus, Inc.                        1,500(a)        44,625
   Guitar Center, Inc.                    3,000(a)        90,375

                                                         135,000
Grocery Stores (1.37%)
   Wild Oats Markets, Inc.                2,500(a)        75,938

Hardware, Plumbing & Heating
Equipment (0.81%)
   World Access, Inc.                     1,500(a)        45,000

Health & Allied Services, NEC (3.64%)
   Renal Care Group, Inc.                 2,500(a)       110,156
   Sterigenics International, Inc.        3,500(a)        91,000

                                                         201,156
Insurance Agents, Brokers & Service (0.61%)
   Healthcare Recoveries, Inc.            1,700(a)        33,575

Management & Public Relations (1.64%)
   Diamond Technology Partners, Inc.      3,000(a)        90,750

Measuring & Controlling Devices (1.12%)
   North American Scientific              3,000(a)     $  61,875

Medical & Dental Laboratories (0.54%)
   Idexx Lab, Inc.                        1,200(a)        29,850

Men's & Boys' Clothing Stores (1.43%)
   K & G Men's Center, Inc.               3,500(a)        79,188

Miscellaneous Apparel & Accessories (1.41%)
   Novel Denim Holdings Ltd.              3,000(a)        78,000

Miscellaneous Business Services (8.72%)
   Boron Lepore & Associates              3,000(a)       114,000
   First Consulting Group, Inc.           3,500(a)        91,875
   Forester Research                      2,000(a)        79,500
   Mindspring Enterprises, Inc.           1,000(a)       102,875
   Nova Corp.                             2,600(a)        92,950

                                                         481,200
Miscellaneous Durable Goods (1.41%)
   Ha-Lo Industries, Inc.                 2,500(a)        77,813

Miscellaneous Food & Kindred
Products (0.63%)
   Celestial Seasonings, Inc.               700(a)        34,650

Miscellaneous Investing (1.34%)
   Affiliated Managers Group              2,000(a)        74,250

Non-Ferrous Foundries
(Castings) (1.28%)
   AFC Cable                              2,000           71,000

Non-Store Retailers (1.34%)
   Onsale, Inc.                           3,000(a)        74,250

Oil & Gas Field Services (1.44%)
   Atwood Oceanics                        2,000(a)        79,625

Personnel Supply Services (6.32%)
   Labor Ready, Inc.                      3,500(a)       105,656
   On Assignment, Inc.                    3,000(a)       104,812
   Personnel Group of America, Inc.       1,600(a)        32,000
   Romac International, Inc.              3,500(a)       106,312

                                                         348,780
Radio & Television Broadcasting (2.48%)
   Emmis Broadcasting Corp.               1,600(a)        76,500
   Scandinavian Broadcasting Systems      2,000(a)        60,375

                                                         136,875
Refrigeration & Service Machinery (1.80%)
   Micros Systems, Inc.                   3,000(a)        99,281

Sanitary Services (5.21%)
   American Disposal Services             2,000(a)        93,750
   Eastern Environmental Services         3,500(a)       119,000
   Superior Services, Inc.                2,500(a)        75,156

                                                         287,906
Savings Institutions (0.64%)
   Net.B@nk, Inc.                         1,200(a)        35,400

Special Industry Machinery (1.74%)
   Integrated Process Equipment           4,000(a)        45,000
   PRI Automation, Inc.                   3,000(a)        51,188

                                                          96,188
Telephone Communications (3.95%)
   Adtran, Inc.                             900(a)     $  23,513
   Metromedia Fiber Networks, Inc.        2,500(a)       116,563
   Primus Telecommunications Group, Inc.  1,700(a)        32,194
   Startec Global Communications          4,000(a)        46,000

                                                         218,270
Used Merchandise Stores (1.38%)
   Cash America International, Inc.       5,000           76,250


          Total Portfolio Investments (102.35%)        5,655,847

Liabilities, net of cash and receivables (-2.35%)       (129,753)


                     Total Net Assets (100.00%)       $5,526,094



(a) Non-income producing security - No dividend paid during the past twelve months.

SMALLCAP VALUE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (93.82%)

Air Transportation, Scheduled (0.68%)
   ASA Holdings, Inc.                       700        $  34,738

Beverages (0.26%)
   Beringer Wine Estates                    300(a)        13,219

Broadwoven Fabric Mills,
Cotton (0.19%)
   Collins & Aikman Corp.                 1,300(a)         9,669

Combination Utility Services (2.43%)
   Central Hudson Gas & Electric Corp.    2,700          123,863

Commercial Banks (8.69%)
   Bank of Commerce                       1,500           28,125
   Colonial Bank Group, Inc.              3,100           99,975
   First International Bancorp., Inc.       900           12,937
   Hamilton Bancorp., Inc.                  900(a)        32,428
   Imperial Bancorp.                      1,000(a)        30,000
   National Commerce Bancorp.             2,600          108,875
   Prime Bancshares, Inc.                   700           17,762
   Republic Banking Corp. of Florida      1,600           25,600
   Summit Bancshares, Inc.                1,100           23,375
   Sun Bancorp., Inc.                       210(a)         5,565
   TrustCo Bank Corp.                     2,200           57,750

                                                         442,392
Commercial Printing (1.09%)
   Banta Corp.                            1,800           55,575

Communications Equipment (0.84%)
   ANTEC Corp.                              400(a)     $   9,275
   Davox Corp.                              200(a)         4,375
   Excel Switching Corp.                    200(a)         4,975
   Glenayre Technologies, Inc.              800(a)         8,600
   Lifeline Systems, Inc.                   500(a)         9,250
   Natural Microsystems Corp.               400(a)         6,400

                                                          42,875
Communications Services, NEC (0.15%)
   ITC DeltaCom, Inc.                       100(a)         4,273
   L-3 Communications Holdings, Inc.        100(a)         3,269

                                                           7,542
Computer & Data Processing
Services (1.81%)
   CNET, Inc.                               100(a)         6,825
   Condor Technology Solutions, Inc.        400(a)         5,900
   Edify Corp.                              300(a)         3,037
   ICG Communications, Inc.                 200(a)         7,312
   Incyte Pharmaceuticals, Inc.             200(a)         6,825
   Informix Corp.                           100(a)           791
   Integrated Systems, Inc.                 100(a)         1,537
   International Network Services           300(a)        12,300
   Macromedia, Inc.                         200(a)         3,737
   MAPICS, Inc.                             200(a)         3,938
   Metro Information Services, Inc.         100(a)         3,913
   Omtool Ltd.                              100(a)           763
   Pegasus Systems, Inc.                    600(a)        15,375
   Radiant Systems, Inc.                    200(a)         2,900
   Remedy Corp.                             100(a)         1,700
   Sapient Corp.                            100(a)         5,275
   Transaction Systems Architects, Inc.     200(a)         7,700
   Verio, Inc.                              100(a)         2,487

                                                          92,315
Computer & Office Equipment (0.26%)
   HMT Technology Corp.                     800(a)         6,700
   Proxim, Inc.                             400(a)         6,650

                                                          13,350
Crude Petroleum & Natural Gas (0.70%)
   Devon Energy Corp.                       500           17,469
   St. Mary Land & Exploration              200            4,825
   Vintage Petroleum, Inc.                  700           13,212

                                                          35,506
Cut Stone & Stone Products (0.06%)
   Rock of Ages Corp.                       200(a)         3,100

Drugs (0.52%)
   ArQule, Inc.                             100(a)         1,294
   Genome Therapeutics Corp.                200(a)           900
   Human Genome Sciences, Inc.              200(a)         7,138
   IDEC Pharmaceuticals                     100(a)         2,356
   Kos Pharmaceuticals, Inc.                200(a)         2,025
   Ligand Pharmaceuticals                   400(a)         5,150
   Millenium Pharmaceuticals                100(a)         1,412
   SangStat Medical Corp.                   200(a)         6,275

                                                          26,550
Eating & Drinking Places (0.78%)
   Applebee's International, Inc.           200            4,475
   Friendly Ice Cream Corp.                 200(a)         3,375
   Papa John's International, Inc.          400(a)        15,775
   Showbiz Pizza Time, Inc.                 400(a)        16,125

                                                          39,750
Electric Lighting & Wiring
Equipment (0.09%)
   Advanced Lighting Technologies, Inc.     200(a)         4,650

Electric Services (1.75%)
   Central Louisiana Electric              3,000          89,250

Electrical Goods (1.35%)
   8x8, Inc.                                800(a)         3,900
   Alliance Semiconductor Corp.             600(a)         2,119
   Anixter International, Inc.              900(a)        17,156
   ARM Holdings PLC ADR                     100(a)         6,125
   ATMI, Inc.                               400(a)         6,000
   Exar Corp.                               100(a)         2,100
   Genesis Microchip, Inc.                  100(a)           794
   Integrated Device Technology, Inc.     1,200(a)         8,587
   Integrated Silicon Solution              500(a)         3,500
   SDL, Inc.                                600(a)        14,325
   SIPEX Corp.                              200(a)         4,300

                                                          68,906
Electronic Distribution
Equipment (0.90%)
   Magnatek, Inc.                         2,900(a)        45,675

Elementary & Secondary
Schools (0.32%)
   Education Management Corp.               300(a)         9,863
   ITT Educational Services                 200(a)         6,450

                                                          16,313
Family Clothing Stores (1.08%)
   Urban Outfitters, Inc.                 3,000(a)        54,750

Fire, Marine & Casualty Insurance (2.73%)
   Renaissance Holdings Ltd.              3,000          138,938

Funeral Services & Crematories (0.14%)
   Equity Corp. International               300(a)         7,200

Furniture & Home Furnishings (0.30%)
   Guitar Center, Inc.                      500(a)        15,063

Gas Production & Distribution (3.00%)
   Atmos Energy Corp.                     1,900           57,950
   Indiana Energy, Inc.                     100            2,987
   Public Service Co. of North Carolina     400            8,700
   Wicor, Inc.                            3,600           83,250

                                                         152,887
General Industrial Machinery (0.68%)
   IDEX Corp.                             1,000           34,500

Health & Allied Services, NEC (0.35%)
   Monarch Dental Corp.                     300(a)         4,687
   Renal Care Group, Inc.                   300(a)        13,219

                                                          17,906
Home Health Care Services (0.22%)
   Pediatrix Medical Group, Inc.            300(a)        11,156

Hotels & Motels (1.08%)
   Extended Stay of America               4,300(a)        48,375
   LaSalle Hotel Properties                 400(a)         6,775

                                                          55,150
Household Furniture (1.17%)
   Bush Industries                        1,800        $  39,150
   Stanley Furniture Co., Inc.              800(a)        20,300

                                                          59,450
Individual & Family Services (0.14%)
   Sunrise Assisted Living, Inc.            200(a)         6,875

Industrial Inorganic Chemicals (3.99%)
   Albemarle Corp.                        3,100           68,394
   Bush Boake Allen, Inc.                 2,000(a)        58,625
   General Chemical Group, Inc.             700           19,425
   Mineral Technologies, Inc.               500           25,437
   TETRA Technologies, Inc.               1,900(a)        31,350

                                                         203,231
Industrial Machinery, NEC (0.68%)
   Applied Power, Inc.                    1,000           34,375

Life Insurance (0.74%)
   Annuity & Life Re (Holdings) Ltd.      1,700(a)        37,613

Machinery, Equipment &
Supplies (1.12%)
   National Oilwell, Inc.                   600(a)        16,088
   Willis Lease Financial Corp.           1,800(a)        41,175

                                                          57,263
Management & Public Relations (0.09%)
   Wackenhut Corrections Corp.              200(a)         4,675

Measuring & Controlling
Devices (0.51%)
   Input/Output, Inc.                     1,200(a)        21,375
   Quickturn Design Systems, Inc.           600(a)         4,388

                                                          25,763
Medical Instruments & Supplies (1.39%)
   CONMED Corp.                             300(a)         6,900
   Endocardial Solutions, Inc.              200(a)         2,100
   Focal, Inc.                              300(a)         3,000
   Kensey Nash Corp.                        900(a)         8,550
   Novoste Corp.                            200(a)         4,413
   Physio-Control International Corp.       200(a)         5,262
   ResMed, Inc.                             100(a)         4,556
   Symphonix Devices, Inc.                  300(a)         3,450
   Ventana Medical Systems                1,100(a)        30,800
   Vital Signs, Inc.                        100            1,825

                                                          70,856
Medical Services & Health
Insurance (0.95%)
   Alternative Living Services              400(a)        10,800
   Sierra Health Services                 1,500(a)        37,781

                                                          48,581
Men's & Boys' Furnishings (0.54%)
   Ashworth, Inc.                         2,000(a)        27,750

Metal Forgings & Stampings (0.17%)
   ABC Rail Products Corp.                  500(a)         8,625

Metals & Minerals, Except
Petroleum (1.75%)
   Commercial Metals Co.                  2,900           89,175

Miscellaneous Business Services (0.32%)
   Boron LePore & Associates                100(a)         3,800
   Pinkertons, Inc.                         600(a)        12,450

                                                          16,250
Miscellaneous Converted Paper
Products (0.22%)
   American Pad & Paper                   2,500(a)        11,250

Miscellaneous Durable Goods (0.12%)
   HA-LO Industries, Inc.                   200(a)         6,225

Miscellaneous Equipment Rental &
Leasing (0.67%)
   Aaron Rents, Inc.                      1,700           34,000

Miscellaneous Fabricated Metal
Products (0.83%)
   Amcast Industrial Corp.                1,000           18,625
   Shaw Group, Inc.                         900(a)        23,400

                                                          42,025
Miscellaneous Food & Kindred
Products (0.29%)
   American Italian Pasta                   400(a)        14,900

Miscellaneous Investing (9.55%)
   American General Hospitality Corp.     1,900           40,375
   Brandywine Realty Trust                  500           11,187
   Burnham Pacific Properties, Inc.       2,100           29,794
   Camden Property Trust                  1,400           41,650
   Correctional Properties Trust            100(a)         2,025
   Cousins Properties, Inc.               1,200           35,850
   ElderTrust                               400            6,875
   Entertainment Properties Trust         1,200           21,900
   Hanover Capital Mortgage                 500            5,312
   Impac Commercial Holdings                500            7,187
   Manufactured Home Communities, Inc.    1,200           28,950
   Merry Land & Investment Co., Inc.      1,100           23,169
   National Golf Properties, Inc.           900           27,056
   Post Properties, Inc.                  2,400           92,400
   Sunstone Hotel Investors, Inc.         1,000           13,313
   Tower Realty Trust, Inc.                 900           20,137
   Urban Shopping Centers, Inc.             700           22,050
   Weeks Corp.                            1,800           56,925

                                                         486,155
Miscellaneous Non-Durable
Goods (0.43%)
   Central Garden & Pet Co.                 700(a)        21,787

Miscellaneous Shopping Goods
Stores (0.69%)
   Parity City Corp.                      1,200(a)        35,250

Mortgage Bankers & Brokers (1.44%)
   AMRESCO, Inc.                          1,000(a)     $  29,125
   First Alliance Corp.                     600            4,200
   Litchfield Financial Corp.             1,900           39,900

                                                          73,225
Motion Picture Production &
Services (0.08%)
   Cinar Films, Inc.                        200(a)         3,900

Motor Vehicles & Equipment (1.40%)
   Modine Manufacturing Co.                 800           27,700
   Wabash National Corp.                  1,700           43,775

                                                          71,475
Motor Vehicles, Parts & Supplies (0.17%)
   Sauer, Inc.                              600            8,438

New & Used Car Dealers (0.52%)
   Lithia Motors, Inc.                    1,000(a)        14,750
   Sonic Automotive, Inc.                   700(a)        11,506

                                                          26,256
Newspapers (0.07%)
   Journal Register Co.                     200(a)         3,350

Non-Ferrous Rolling & Drawing (2.33%)
   Mueller Industries, Inc.               3,200(a)       118,800

Non-Residential Building
Construction (0.02%)
   Hospitality Worldwide Services           100(a)           900

Non-Store Retailers (0.26%)
   Delias, Inc.                             700(a)        10,938
   ONSALE, Inc.                             100(a)         2,475

                                                          13,413
Nursing & Personal Care
Facilities (0.82%)
   Mariner Health Group, Inc.             2,500(a)        41,563

Offices & Clinics of Medical
Doctors (0.14%)
   Promedco Management Co.                  700(a)         7,175

Oil & Gas Field Services (0.35%)
   Patterson Energy, Inc.                 1,800(a)        17,606

Operative Builders (2.38%)
   D.R. Horton, Inc.                      5,800          121,075

Ophthalmic Goods (0.39%)
   Sola International, Inc.                 600(a)        19,613

Paperboard Containers & Boxes (0.27%)
   Ivex Packaging Corp.                     600(a)        13,950

Paperboard Mills (2.34%)
   Caraustar Industries, Inc.             3,700          106,837
   Gaylord Container Corp., Inc.          1,600(a)        12,300

                                                         119,137
Periodicals (0.33%)
   Ziff-Davis, Inc.                       1,200(a)        16,650

Petroleum Refining (0.19%)
   Tesoro Petroleum Corp.                   600(a)         9,525

Photographic Equipment &
Supplies (0.92%)
   Avid Technology                          400(a)        13,400
   Imax Corp.                               900(a)        20,531
   Pinnacle Systems, Inc.                   400(a)        12,950

                                                          46,881
Plastic Materials & Synthetics (0.67%)
   Geon Co.                               1,300           29,819
   Wellman, Inc.                            200            4,537

                                                          34,356
Plumbing, Heating,
Air-Conditioning (0.14%)
   Comfort Systems USA, Inc.                300(a)         7,013

Radio & Television Broadcasting (0.09%)
   Emmis Broadcasting Corp.                 100(a)         4,781

Real Estate Operators & Lessors (1.37%)
   Arden Realty Group, Inc.               2,700           69,863

Research & Testing Services (0.16%)
   Applied Analytical Industry              400(a)         5,750
   Aurora Biosciences Corp.                 100(a)           588
   U.S. Bioscience, Inc.                    200(a)         1,637

                                                           7,975
Retail Stores, NEC (0.23%)
   Let's Talk Cellular & Wire               400(a)         5,150
   Sunglass Hut International, Inc.         600(a)         6,638

                                                          11,788
Sanitary Services (0.74%)
   American Disposal Services               800(a)        37,500

Savings Institutions (8.92%)
   Bank United Corp.                      3,100          148,413
   Commercial Federal Corp.               1,300           41,112
   Community First Bankshare              2,100           54,994
   Firstfed Financial Corp.               1,800(a)        93,600
   Flagstar Bancorp., Inc.                2,000           48,750
   Interwest Bancorp.                       700           30,362
   Ocwen Financial Corp.                  1,400(a)        37,625

                                                         454,856
Sawmills & Planning Mills (1.09%)
   Universal Forest Products              3,400           55,675

Search & Navigation Equipment (0.59%)
   Orbital Sciences Corp.                   800(a)        29,900

Ship & Boat Building &
Repairing (0.10%)
   Dril-Quip, Inc.                          200(a)         5,250

Shoe Stores (0.38%)
   Genesco, Inc.                          1,200(a)        19,575

Special Trade Contractors (0.34%)
   Service Experts, Inc.                    500(a)        17,250

Telephone Communications (1.78%)
   Concentric Network Corp.                 800(a)        24,250
   Exodus Communications, Inc.              100(a)         4,475
   Intermedia Communications, Inc.          600(a)        25,163
   MetroNet Communications ADR, Class B     500(a)        14,125
   NEXTLINK Communications                  100(a)         3,787
   SkyTel Communications, Inc.              800(a)        18,725

                                                          90,525
Trucking & Courier Services,
Except Air (1.99%)
   Allied Holdings, Inc.                  1,400(a)        29,487
   American Freightways Corp.             1,700(a)        17,000
   Jevic Transportation, Inc.               200(a)         2,275
   Werner Enterprises, Inc.               2,750           52,422

                                                         101,184
Variety Stores (0.40%)
   ShopKo Stores, Inc.                      600(a)        20,400

Water Supply (1.60%)
   E'Town Corp.                           1,300           48,750
   Southern California Water Co.          1,200           32,550

                                                          81,300

           Total Portfolio Investments (93.82%)        4,776,985

Cash and receivables, net of liabilities (6.18%)         314,906


                     Total Net Assets (100.00%)       $5,091,891



(a) Non-income producing security - No dividend paid during the past twelve months.

UTILITIES ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (91.81%)

Combination Utility Services (23.57%)
   Baltimore Gas & Electric Co.           9,000       $  279,563
   Cinergy Corp.                          8,000          280,000
   Citizens Utilities                    32,210(a)       310,021
   L G & E Energy Corp.                   5,000          135,312
   Montana Power Co.                      6,100          211,975
   Nipsco Industries, Inc.                9,500          266,000
   Pacificorp                            12,000          271,500
   Scana Corp.                            9,000          268,313
   Utilicorp United, Inc.                 7,000          263,812
   Washington Water Power Co.             4,000           89,750
   Wisconsin Energy Corp.                 6,000          182,250

                                                       2,558,496
Electric Services (36.74%)
   Allegheny Energy                       9,000          271,125
   Carolina Power & Light Co.             6,000          260,250
   Dominion Resources, Inc.               7,000          285,250
   Duke Energy Corp.                      1,800          106,650
   Edison International                  10,000          295,625
   Enron Corp.                            5,000          270,312
   FPL Group, Inc.                        4,800          302,400
Electric Services (36.74%) (Continued)
   GPU, Inc.                              7,000          264,688
   Houston Industries, Inc.              10,000          308,750
   Ipalco Enterprises, Inc.               4,900          217,744
   Mid American Energy Holdings Co.      13,000          281,125
   Pinnacle West Capital Corp.            7,000          315,000
   Southern Co.                          10,000          276,875
   Teco Energy, Inc.                      9,000          241,312
   Texas Utilities Holdings               7,000          291,375

                                                       3,988,481
Gas Production & Distribution (2.79%)
   AGL Resources, Inc.                    5,000           99,375
   New Jersey Resources Corp.             3,000          107,063
   Peoples Energy Corp.                   2,500           96,562

                                                         303,000
Telephone Communications (28.71%)
   Ameritech Corp.                        8,000          359,000
   AT&T Corp.                             5,900          337,038
   Bell Atlantic Corp.                    8,000          365,000
   BellSouth Corp.                        6,000          402,750
   GTE Corp.                              6,700          372,688
   MCI Communications Corp.               6,000          348,750
   RCN Corp.                             10,000(a)       193,750
   Sprint Corp.                           5,800          408,900
   U.S. West, Inc.                        7,000          329,000

                                                       3,116,876


                            Total Common Stocks        9,966,853


                                       Principal
                                        Amount          Value


Commercial Paper (7.49%)

Business Credit Institutions (2.99%)
   General Electric Co.;
     5.8%; 7/6/98                     $ 324,633       $  324,738

Personal Credit Institutions (4.50%)
   Investment in Joint Trade Account;
     Associates Corp.; 6.25%; 7/1/98    488,069          488,069


                         Total Commercial Paper          812,807


           Total Portfolio Investments (99.30%)       10,779,660

Cash and receivables, net of liabilities (0.70%)          76,335


                     Total Net Assets (100.00%)      $10,855,995



(a) Non-income producing security - No dividend paid during the past twelve months.

FINANCIAL HIGHLIGHTS
(unaudited)


           Selected data for a share of Capital Stock outstanding throughout each year ended December 31, (except as noted):


AGGRESSIVE GROWTH ACCOUNT(a)                                    1998*          1997            1996            1995          1994(b)
-------------------------                                       ----           ----            ----            ----          ----
Net Asset Value, Beginning of Period...................        $16.30        $14.52          $12.94          $10.11         $9.92
Income from Investment Operations:
   Net Investment Income...............................           .02           .04             .11             .13           .05
   Net Realized and Unrealized Gain (Loss) on Investments        2.48          4.26            3.38            4.31           .24

                       Total from Investment Operations          2.50          4.30            3.49            4.44           .29

Less Dividends and Distributions:
   Dividends from Net Investment Income................             -         (.04)           (.11)           (.13)         (.05)

   Distributions from Capital Gains....................         (.29)        (2.48)          (1.80)          (1.48)         (.05)

                      Total Dividends and Distributions         (.29)        (2.52)          (1.91)          (1.61)         (.10)

Net Asset Value, End of Period.........................        $18.51        $16.30          $14.52          $12.94        $10.11



Total Return...........................................       15.50%(c)      30.86%          28.05%          44.19%         2.59%(c)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $203,291      $149,182         $90,106         $33,643       $13,770
   Ratio of Expenses to Average Net Assets.............         .79%(d)        .82%            .85%            .90%         1.03%(d)
   Ratio of Net Investment Income to Average Net Assets         .27%(d)        .29%           1.05%           1.34%         1.06%(d)
   Portfolio Turnover Rate.............................       159.7%(d)      172.6%          166.9%          172.9%        105.6%(d)

ASSET ALLOCATION ACCOUNT(a)                                     1998*          1997            1996            1995          1994(b)

Net Asset Value, Beginning of Period...................        $11.94        $11.48          $11.11           $9.79         $9.98
Income from Investment Operations:
   Net Investment Income...............................           .16           .30             .36             .40           .23
   Net Realized and Unrealized  Gain (Loss) on Investments        .68          1.72            1.06            1.62          (.18)

                       Total from Investment Operations           .84          2.02            1.42            2.02           .05
Less Dividends and Distributions:
   Dividends from Net Investment Income................         (.01)         (.30)           (.36)           (.40)         (.23)

   Distributions from Capital Gains....................         (.14)        (1.26)           (.69)           (.30)             -
   Excess Distributions from Capital Gains(e)..........           -             -               -               -            (.01)

                      Total Dividends and Distributions         (.15)        (1.56)          (1.05)           (.70)         (.24)

Net Asset Value, End of Period.........................        $12.63        $11.94          $11.48          $11.11         $9.79


Total Return...........................................        7.09%(c)      18.19%          12.92%          20.66%          .52%(c)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............       $85,278       $76,804         $61,631         $41,074       $28,041
   Ratio of Expenses to Average Net Assets.............         .88%(d)        .89%            .87%            .89%          .95%(d)
   Ratio of Net Investment Income to Average Net Assets        2.61%(d)       2.55%           3.45%           4.07%         4.27%(d)
   Portfolio Turnover Rate.............................       190.8%(d)      131.6%          108.2%           47.1%         60.7%(d)

*  Six Months Ended June 30, 1998.

See accompanying notes.


           Selected data for a share of Capital Stock outstanding throughout each year ended December 31, (except as noted):

BALANCED ACCOUNT(a)                                          1998*        1997          1996         1995         1994          1993
----------------                                             ----         ----          ----         ----         ----          ----
Net Asset Value, Beginning of Period...................    $15.51       $14.44        $13.97       $11.95       $12.77        $12.58
Income from Investment Operations:
   Net Investment Income...............................       .24          .46           .40          .45          .37           .42
   Net Realized and Unrealized Gain (Loss) on Investments     .98         2.11          1.41         2.44         (.64)          .95

                       Total from Investment Operations      1.22         2.57          1.81         2.89        (.27)          1.37

Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.01)        (.45)         (.40)        (.45)        (.37)         (.42)

   Distributions from Capital Gains....................     (.20)       (1.05)         (.94)        (.42)        (.18)         (.76)


                      Total Dividends and Distributions     (.21)       (1.50)        (1.34)        (.87)        (.55)        (1.18)



Net Asset Value, End of Period.........................    $16.52       $15.51        $14.44       $13.97       $11.95        $12.77


Total Return...........................................    7.95%(c)     17.93%        13.13%       24.58%      (2.09)%        11.06%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $170,784     $133,827       $93,158      $45,403      $25,043       $21,399
   Ratio of Expenses to Average Net Assets.............     .59%(d)       .61%          .63%         .66%         .69%          .69%
   Ratio of Net Investment Income to Average Net Assets    3.33%(d)      3.26%         3.45%        4.12%        3.42%         3.30%
   Portfolio Turnover Rate.............................    16.5%(d)      69.7%         22.6%        25.7%        31.5%         15.8%


BOND ACCOUNT(a)                                              1998*        1997          1996         1995         1994          1993
------------                                                 ----         ----          ----         ----         ----          ----
Net Asset Value, Beginning of Period...................    $11.78       $11.33        $11.73       $10.12       $11.16        $10.77
Income from Investment Operations:
   Net Investment Income...............................       .37          .76           .68          .62          .72           .88
   Net Realized and Unrealized Gain (Loss)on Investments                   .16           .44        (.40)         1.62
(1.04).38


                       Total from Investment Operations       .53         1.20           .28         2.24        (.32)          1.26


Less Dividends from Net Investment Income..............     (.01)        (.75)         (.68)        (.63)        (.72)         (.87)



Net Asset Value, End of Period.........................    $12.30       $11.78        $11.33       $11.73       $10.12        $11.16

Total Return...........................................    4.48%(c)     10.60%         2.36%       22.17%      (2.90)%        11.67%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $94,343      $81,921       $63,387      $35,878      $17,108       $14,387
   Ratio of Expenses to Average Net Assets.............     .51%(d)       .52%          .53%         .56%         .58%          .59%
   Ratio of Net Investment Income to Average Net Assets    6.58%(d)      6.85%         7.00%        7.28%        7.86%         7.57%
   Portfolio Turnover Rate.............................    14.5%(d)       7.3%          1.7%         5.9%        18.2%         14.0%


           Selected data for a share of Capital Stock outstanding throughout each year ended December 31, (except as noted):


CAPITAL VALUE ACCOUNT(a)                                     1998*        1997          1996         1995         1994          1993
---------------------                                        ----         ----          ----         ----         ----          ----
Net Asset Value, Beginning of Period...................    $34.61       $29.84        $27.80       $23.44       $24.61        $25.19
Income from Investment Operations:
   Net Investment Income...............................       .35          .68           .57          .60          .62           .61
   Net Realized and Unrealized Gain (Loss)on Investments     3.68         7.52          5.82         6.69         (.49)         1.32

                       Total from Investment Operations      4.03         8.20          6.39         7.29          .13          1.93

Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.01)        (.67)         (.58)        (.60)        (.61)         (.60)

   Distributions from Capital Gains....................     (.11)       (2.76)        (3.77)       (2.33)        (.69)        (1.91)

                      Total Dividends and Distributions     (.12)       (3.43)        (4.35)       (2.93)       (1.30)        (2.51)

Net Asset Value, End of Period.........................    $38.52       $34.61        $29.84       $27.80       $23.44        $24.61


Total Return...........................................   11.67%(c)     28.53%        23.50%       31.91%         .49%         7.79%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $354,116     $285,231      $205,019     $135,640     $120,572      $128,515
   Ratio of Expenses to Average Net Assets.............     .45%(d)       .47%          .49%         .51%         .51%          .51%
   Ratio of Net Investment Income to Average Net Assets    2.03%(d)      2.13%         2.06%        2.25%        2.36%         2.49%
   Portfolio Turnover Rate.............................    17.3%(d)      23.4%         48.5%        49.2%        44.5%         25.8%

GOVERNMENT SECURITIES ACCOUNT(a)                             1998*        1997          1996         1995         1994          1993
-----------------------------                                ----         ----          ----         ----         ----          ----
Net Asset Value, Beginning of Period...................    $10.72       $10.31        $10.55        $9.38       $10.61        $10.28
Income from Investment Operations:
   Net Investment Income...............................       .32          .66           .59          .60          .76           .71
   Net Realized and Unrealized Gain (Loss)on Investments      .10          .41          (.24)        1.18        (1.24)          .33

                       Total from Investment Operations       .42         1.07           .35         1.78        (.48)          1.04


Less Dividends from Net Investment Income..............     (.01)        (.66)         (.59)        (.61)        (.75)         (.71)


Net Asset Value, End of Period.........................    $11.13       $10.72        $10.31       $10.55        $9.38        $10.61

Total Return...........................................    3.88%(c)     10.39%         3.35%       19.07%      (4.53)%        10.07%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $114,535      $94,322       $85,100      $50,079      $36,121       $36,659
   Ratio of Expenses to Average Net Assets.............     .51%(d)       .52%          .52%         .55%         .56%          .55%
   Ratio of Net Investment Income to Average Net Assets    6.22%(d)      6.37%         6.46%        6.73%        7.05%         7.07%
   Portfolio Turnover Rate.............................     5.1%(d)       9.0%          8.4%         9.8%        23.2%         20.4%

*  Six Months Ended June 30, 1998.


See accompanying notes.

           Selected data for a share of Capital Stock outstanding throughout each year ended December 31, (except as noted):


GROWTH ACCOUNT(a)                                            1998*        1997          1996         1995       1994(f)
--------------                                               ----         ----          ----         ----       ----
Net Asset Value, Beginning of Period...................    $17.21       $13.79        $12.43       $10.10        $9.60
Income from Investment Operations:
   Net Investment Income...............................       .12          .18           .16          .17          .07
   Net Realized and Unrealized Gain (Loss) on Investments    2.83         3.53          1.39         2.42          .51

                       Total from Investment Operations      2.95         3.71          1.55         2.59          .58

Less Dividends and Distributions:
   Dividends from Net Investment Income................         -        (.18)         (.16)        (.17)        (.08)

   Distributions from Capital Gains....................         -        (.10)         (.03)        (.09)            -
   Excess Distributions from Capital Gains(e)..........         -        (.01)            -            -             -

                      Total Dividends and Distributions         -        (.29)         (.19)        (.26)        (.08)

Net Asset Value, End of Period.........................    $20.16       $17.21        $13.79       $12.43       $10.10


Total Return...........................................   17.15%(c)     26.96%        12.51%       25.62%       5.42%(c)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $223.387     $168,160       $99,612      $42,708      $13,086
   Ratio of Expenses to Average Net Assets.............     .48%(d)       .50%          .52%         .58%        .75%(d)
   Ratio of Net Investment Income to Average Net Assets    1.38%(d)      1.34%         1.61%        2.08%       2.39%(d)
   Portfolio Turnover Rate.............................     6.8%(d)      15.4%          2.0%         6.9%        0.9%(d)


HIGH YIELD ACCOUNT(a)                                        1998*        1997          1996         1995         1994          1993
------------------                                           ----         ----          ----         ----         ----          ----
Net Asset Value, Beginning of Period...................     $8.90        $8.72         $8.39        $7.91        $8.62         $8.38
Income from Investment Operations:
   Net Investment Income...............................       .38          .76           .80          .76          .77           .80
   Net Realized and Unrealized Gain (Loss) on Investments    (.08)         .18           .30          .51         (.72)          .23

                       Total from Investment Operations       .30          .94          1.10         1.27          .05          1.03

Less Dividends and Distributions:
   Dividends from Net Investment Income................     (.01)        (.76)         (.77)        (.77)        (.76)         (.79)

   Excess Distributions from Net Investment Income(e)..       -             -            -          (.02)           -            -


                      Total Dividends and Distributions     (.01)        (.76)         (.77)        (.79)        (.76)         (.79)

Net Asset Value, End of Period.........................     $9.19        $8.90         $8.72        $8.39        $7.91         $8.62


Total Return...........................................    3.35%(c)     10.75%        13.13%       16.08%         .62%        12.31%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $15,146      $15,837       $13,740      $11,830       $9,697        $9,576
   Ratio of Expenses to Average Net Assets.............     .67%(d)       .68%          .70%         .73%         .73%          .74%
   Ratio of Net Investment Income to Average Net Assets    8.47%(d)      8.50%         9.21%        9.09%        9.02%         8.80%
   Portfolio Turnover Rate.............................    90.5%(d)      32.0%         32.0%        35.1%        30.6%         28.7%


           Selected data for a share of Capital Stock outstanding throughout each year ended December 31, (except as noted):


INTERNATIONAL ACCOUNT(a)                                     1998*        1997          1996         1995       1994(f)
---------------------                                        ----         ----          ----         ----       ----
Net Asset Value, Beginning of Period...................    $13.90       $13.02        $10.72        $9.56        $9.94
Income from Investment Operations:
   Net Investment Income...............................       .19          .23           .22          .19          .03
   Net Realized and Unrealized  Gain (Loss) on Investments   1.72         1.35          2.46         1.16         (.33)

                       Total from Investment Operations      1.91         1.58          2.68         1.35        (.30)
Less Dividends and Distributions:
   Dividends from Net Investment Income................         -        (.23)         (.22)        (.18)        (.05)

   Excess Distributions from Net Investment Income(e)..         -           -            -            -          (.02)
   Distributions from Capital Gains....................     (.03)        (.47)         (.16)        (.01)        (.01)

                      Total Dividends and Distributions     (.03)        (.70)         (.38)        (.19)        (.08)


Net Asset Value, End of Period.........................    $15.78       $13.90        $13.02       $10.72        $9.56


Total Return...........................................   13.79%(c)     12.24%        25.09%       14.17%     (3.37)%(c)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $151,815     $125,289       $71,682      $30,566      $13,746
   Ratio of Expenses to Average Net Assets.............     .78%(d)       .87%          .90%         .95%       1.24%(d)
   Ratio of Net Investment Income to Average Net Assets    2.45%(d)      1.92%         2.28%        2.26%       1.31%(d)
   Portfolio Turnover Rate.............................    29.8%(d)      22.7%         12.5%        15.6%       14.4%(d)



INTERNATIONAL SMALLCAP ACCOUNT                              1998(g)
------------------------------                              ----
Net Asset Value, Beginning of Period...................     $9.97
Income from Investment Operations:
   Net Investment Income...............................       .01
   Net Realized and Unrealized Gain (Loss)on Investments     (.14)

                       Total from Investment Operations     (.13)

Net Asset Value, End of Period.........................     $9.84



Total Return...........................................  (2.28)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $10,991
   Ratio of Expenses to Average Net Assets.............    1.52%(d)
   Ratio of Net Investment Income to Average Net Assets     .81%(d)
   Portfolio Turnover Rate.............................    36.0%(d)

*  Six Months Ended June 30, 1998.


See accompanying notes.


   Selected data for a share of Capital Stock outstanding throughout each year ended December 31, (except as noted):


MICROCAP ACCOUNT                                            1998(g)
----------------                                            ----
Net Asset Value, Beginning of Period...................    $10.04
Income from Investment Operations:
   Net Investment Income...............................       .03
   Net Realized and Unrealized  Gain (Loss) on Investments   (.42)

                       Total from Investment Operations     (.39)

Net Asset Value, End of Period.........................     $9.65



Total Return...........................................  (4.08)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $5,398
   Ratio of Expenses to Average Net Assets.............    1.14%(d)
   Ratio of Net Investment Income to Average Net Assets    1.98%(d)
   Portfolio Turnover Rate.............................    20.1%(d)

MIDCAP ACCOUNT(a)                                            1998*        1997          1996         1995         1994          1993
--------------                                               ----         ----          ----         ----         ----          ----
Net Asset Value, Beginning of Period...................    $35.47       $29.74        $25.33       $19.97       $20.79        $18.91
Income from Investment Operations:
   Net Investment Income...............................       .11          .24           .22          .22          .14           .17
   Net Realized and Unrealized Gain (Loss)on Investments     3.36         6.48          5.07         5.57          .033          .47

                       Total from Investment Operations      3.47         6.72          5.29         5.79          .17          3.64

Less Dividends and Distributions:
   Dividends from Net Investment Income................         -        (.23)         (.22)        (.22)        (.14)         (.17)

   Distributions from Capital Gains....................     (.01)        (.76)         (.66)        (.21)        (.85)        (1.59)

                      Total Dividends and Distributions     (.01)        (.99)         (.88)        (.43)        (.99)        (1.76)

Net Asset Value, End of Period.........................    $38.93       $35.47        $29.74       $25.33       $19.97        $20.79


Total Return...........................................    9.78%(c)     22.75%        21.11%       29.01%         .78%        19.28%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............  $268,867     $224,630      $137,161      $58,520      $23,912       $12,188
   Ratio of Expenses to Average Net Assets.............     .61%(d)       .64%          .66%         .70%         .74%          .78%
   Ratio of Net Investment Income to Average Net Assets     .59%(d)       .79%         1.07%        1.23%        1.15%          .89%
   Portfolio Turnover Rate.............................    17.4%(d)       7.8%          8.8%        13.1%        12.0%         22.4%


     Selected data for a share of Capital Stock outstanding throughout each year ended December 31, (except as noted):


MIDCAP GROWTH ACCOUNT                                       1998(g)
---------------------                                       ----
Net Asset Value, Beginning of Period...................     $9.94
Income from Investment Operations:
   Net Investment Income...............................         -
   Net Realized and Unrealized  Gain (Loss) on Investments  (.44)

                       Total from Investment Operations     (.44)

Net Asset Value, End of Period.........................     $9.50



Total Return...........................................   (4.91)(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $5,311
   Ratio of Expenses to Average Net Assets.............    1.21%(d)
   Ratio of Net Investment Income to Average Net Assets   (.19)%(d)
   Portfolio Turnover Rate.............................    50.8%(d)


MONEY MARKET ACCOUNT(a)                                      1998*        1997         1996          1995         1994         1993
--------------------                                         ----         ----         ----          ----         ----         ----
Net Asset Value, Beginning of Period...................    $1.000       $1.000        $1.000       $1.000       $1.000        $1.000
Income from Investment Operations:
   Net Investment Income...............................      .051         .051          .049         .054         .037          .027
   Net Realized and Unrealized Gain (Loss)on Investments       -            -             -            -            -              -

                       Total from Investment Operations      .051         .051          .049         .054         .037          .027

Less Dividends from Net Investment Income..............    (.051)       (.051)        (.049)       (.054)       (.037)        (.027)



Net Asset Value, End of Period.........................    $1.000       $1.000        $1.000       $1.000       $1.000        $1.000


Total Return...........................................    2.53%(c)      5.04%         5.07%        5.59%        3.76%         2.69%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $57,079      $47,315       $46,244      $32,670      $29,372       $22,753
   Ratio of Expenses to Average Net Assets.............     .53%(d)       .55%          .56%         .58%         .60%          .60%
   Ratio of Net Investment Income to Average Net Assets    5.13%(d)      5.12%         5.00%        5.32%        3.81%         2.64%


REAL ESTATE ACCOUNT                                         1998(g)
-------------------                                         ----
Net Asset Value, Beginning of Period...................    $10.01
Income from Investment Operations:
   Net Investment Income...............................       .08
   Net Realized and Unrealized Gain (Loss)on Investments      .02

                       Total from Investment Operations       .10

Net Asset Value, End of Period.........................    $10.11



Total Return...........................................   (.90)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $10,700
   Ratio of Expenses to Average Net Assets.............     .95%(d)
   Ratio of Net Investment Income to Average Net Assets    4.99%(d)
   Portfolio Turnover Rate.............................     0.0%(d)

*  Six Months Ended June 30, 1998.


See accompanying notes.

   Selected data for a share of Capital Stock outstanding throughout each year ended December 31, (except as noted):

SMALLCAP ACCOUNT                                            1998(g)
----------------                                            ----
Net Asset Value, Beginning of Period...................    $10.27
Income from Investment Operations:
   Net Investment Income...............................         -
   Net Realized and Unrealized  Gain (Loss) on Investments (1.31)

                       Total from Investment Operations    (1.31)

Net Asset Value, End of Period.........................     $8.96

Total Return........................................... (13.26)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $9,743
   Ratio of Expenses to Average Net Assets.............     .91%(d)
   Ratio of Net Investment Income to Average Net Assets   (.06)%(d)
   Portfolio Turnover Rate.............................    28.3%(d)


SMALLCAP GROWTH ACCOUNT                                     1998(g)
-----------------------                                     ----
Net Asset Value, Beginning of Period...................     $9.84
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............     (.01)
   Net Realized and Unrealized  Gain (Loss) on Investments  (.06)

                       Total from Investment Operations     (.07)

Net Asset Value, End of Period.........................     $9.77

Total Return...........................................   (.41)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $5,526
   Ratio of Expenses to Average Net Assets.............    1.14%(d)
   Ratio of Net Investment Income to Average Net Assets   (.81)%(d)
   Portfolio Turnover Rate.............................   155.3%(d)


SMALLCAP VALUE ACCOUNT                                      1998(g)
----------------------                                      ----
Net Asset Value, Beginning of Period...................     $9.84
Income from Investment Operations:
   Net Investment Income...............................       .01
   Net Realized and Unrealized  Gain (Loss) on Investments  (.55)

                       Total from Investment Operations     (.54)

Net Asset Value, End of Period.........................     $9.30

Total Return...........................................  (5.68)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $5,092
   Ratio of Expenses to Average Net Assets.............    1.61%(d)
   Ratio of Net Investment Income to Average Net Assets     .48%(d)
   Portfolio Turnover Rate.............................    38.3%(d)


UTILITIES ACCOUNT                                           1998(g)
-----------------                                           ----
Net Asset Value, Beginning of Period...................     $9.61
Income from Investment Operations:
   Net Investment Income...............................       .04
   Net Realized and Unrealized  Gain (Loss) on Investments    .02

                       Total from Investment Operations       .06

Net Asset Value, End of Period.........................     $9.67



Total Return...........................................   (.42)%(c)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............   $10,856
   Ratio of Expenses to Average Net Assets.............     .67%(d)
   Ratio of Net Investment Income to Average Net Assets    2.89%(d)
   Portfolio Turnover Rate.............................    12.4%(d)


Notes to Financial Highlights

(a) Effective January 1, 1998 the following mutual funds were reorganized into the Principal Variable Contracts Fund, Inc. as follows:

                   Former Fund Name                    Current Fund Name
    Principal Aggressive Growth Fund, Inc.         Aggressive Growth Account
    Principal Asset Allocation Fund, Inc.          Asset Allocation Account
    Principal Balanced Fund, Inc.                  Balanced Account
    Principal Bond Fund, Inc.                      Bond Account
    Principal Capital Accumulation Fund, Inc.      Capital Value Account
    Principal Government Securities Fund, Inc.     Government Securities Account
    Principal Growth Fund, Inc.                    Growth Account
    Principal High Yield Fund, Inc.                High Yield Account
    Principal World Fund, Inc.                     International Account
    Principal Emerging Growth Fund, Inc.           MidCap Account
    Principal Money Market Fund, Inc.              Money Market Account

(b) Period from June 1, 1994, date shares first offered to public, through December 31, 1994. Net investment income, aggregating $.01 per share for the Aggressive Growth Account and $.01 per share for the Asset Allocation Account for the period from the initial purchase of shares on May 23, 1994 through May 31, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Aggressive Growth Account and the Asset Allocation Account incurred unrealized losses on investments of $.09 and $.03 per share, respectively, during the initial interim period. This represented activities of each account prior to the initial public offering of account shares.

(c) Total return amounts have not been annualized.

(d) Computed on an annualized basis.

(e) Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains on investments. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(f) Period from May 1, 1994, date shares first offered to the public, through December 31, 1994. Net investment income, aggregating $.01 per share for the Growth Account and $.04 per share for the International Account for the period from the initial purchase of shares on March 23, 1994 through April 30, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Growth Account and the International Account incurred unrealized losses on investments of $.41 and $.10 per share, respectively, during the initial interim period. This represented activities of each account prior to the initial public offering of account shares.

(g) Period from May 1, 1998, date shares first offered to the public, through June 30, 1998. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1998, were recognized as follows, none of which was distributed to the sole shareholder Principal Mutual Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                                            Date                   Net             Per Share Realized
                                          Operations            Investment          and Unrealized
            Account                        Commenced              Income            Gains (Losses)

     International SmallCap Account     April 16, 1998            $.02                    $(.05)
     MidCap Growth Account              April 23, 1998             .01                     (.07)
     MicroCap Account                   April 9, 1998              .01                      .03
     SmallCap Account                   April 9, 1998               --                      .27
     SmallCap Growth Account            April 2, 1998               --                     (.16)
     SmallCap Value Account             April 16, 1998             .01                     (.17)
     Real Estate Account                April 23, 1998             .01                       --
     Utilities Account                  April 2, 1998              .04                     (.43)